AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1997

                            Registration No: 2-87775
                                    811-4815
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |_|
         Pre-Effective Amendment No.                                   |_|
         Post-Effective Amendment No. 19                               |X|


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|
         Amendment No. 23                                              |X|



                                ULTRA SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                     2000 Heritage Way, Waverly, Iowa 50677
               (Address of Principal Executive Offices) (Zip Code)

  Registrant's Telephone Number, including Area Code (319) 352-4090, ext. 2157

                     Name and complete address of agent for
                                    service:


                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677



It is proposed that this filing will become effective (check  appropriate box):
|_|  immediately  upon filing  pursuant to paragraph (b)
|_| on pursuant  to  paragraph (b)
|_| 60  days  after  filing  pursuant  to paragraph (a)(1)
|X| on May 1, 1997 pursuant to paragraph (a)(1)
|_| 75 days after  filing  pursuant  to  paragraph (a)(2)
|_| on  pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Rule 24f-2, Registrant registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 18, 1997.

The index to attached exhibits is found following the signature pages in Part C after page C-12.


===============================================================================

                              CROSS REFERENCE SHEET

Form N-1A Item Number

Part A                              Prospectus Caption
1                                   Cover Page
2                                   FEE TABLES
3                                   FINANCIAL HIGHLIGHTS
4a                                  THE ULTRA SERIES FUND; INVESTMENT OBJECTIVES
                                       AND POLICIES
4b                                  SPECIAL INVESTMENT TECHNIQUES,
4c                                  INVESTMENT OBJECTIVES AND POLICIES
5                                   MANAGEMENT OF THE ULTRA SERIES FUND
5A                                  See Annual Report
6                                   GENERAL INFORMATION
6h                                  OFFER, PURCHASE AND REDEMPTION OF SHARES
7                                   OFFER, PURCHASE AND REDEMPTION OF SHARES
8                                   OFFER, PURCHASE AND REDEMPTION OF SHARES
9                                   N/A

Part B                              Statement of Additional Information Caption
10                                  Cover Page
11                                  TABLE OF CONTENTS
12                                  GENERAL INFORMATION
13                                  INVESTMENT PRACTICES;INVESTMENT LIMITATIONS;
                                       PORTFOLIO TURNOVER
14                                  MANAGEMENT OF THE FUND
15                                  Substantial Shareholders; Beneficial Owners
16                                  THE INVESTMENT ADVISER
17                                  DISTRIBUTION PLAN AND AGREEMENT; BROKERAGE
18                                  See Prospectus
19                                  HOW SECURITIES ARE OFFERED
20                                  DIVIDENDS, DISTRIBUTION AND TAXES
21                                  HOW SECURITIES ARE OFFERED
22                                  CALCULATION OF YIELDS AND TOTAL RETURNS
23                                  FINANCIAL STATEMENTS

                                     Part A
                                 THE PROSPECTUS




Ultra Series Fund                                                     PROSPECTUS
2000 Heritage Way, Waverly, Iowa 50677
(319) 352-4090 (800) 798-5500
                                                                     MAY 1, 1997




The Ultra Series Fund is an investment company consisting of six separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The Funds are available to the public only through: (1) the purchase of certain individual variable life insurance contracts or variable annuity contracts, (2) the purchase of certain group variable annuity contracts by qualified pension and retirement plans, or
(3) the purchase of Class C shares of the Ultra Series Fund directly by qualified pension and retirement plans. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market and Treasury 2000.

There can be no assurance that the investment objective of any Fund will be achieved. Investment experience of each Fund will vary.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.

This Prospectus should be read and retained for future reference. It sets forth concise information that a prospective investor should know before investing. Additional information about the Ultra Series Fund is contained in a Statement of Additional Information dated May 1, 1997, as supplemented from time to time, available without charge from the address shown below. The Statement of Additional Information is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

UNLIKE CREDIT UNION AND BANK ACCOUNTS, THE VALUE OF AN INVESTMENT IN THE ULTRA SERIES FUND IS NOT INSURED. SHARES OF THE ULTRA SERIES FUND ARE NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR CREDIT UNION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR GOVERNMENT AGENCY. AN INVESTMENT INVOLVES CERTAIN RISKS INCLUDING A LOSS OF PRINCIPAL.


AN INVESTMENT IN THE MONEY MARKET SERIES IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 Distributed by:
                          CUNA BROKERAGE SERVICES, INC.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (319) 352-4090
                                 (800) 798-5500

                                TABLE OF CONTENTS
                                                                          PAGE


FEE TABLES...................................................................1


FINANCIAL HIGHLIGHTS.........................................................2

THE ULTRA SERIES FUND........................................................8

INVESTMENT OBJECTIVES AND POLICIES...........................................8


   Capital Appreciation Stock Fund...........................................9

   Growth and Income Stock Fund..............................................9

   Balanced Fund.............................................................9

   Bond Fund................................................................10

   Money Market Fund........................................................10

   Treasury 2000 Fund.......................................................11

SPECIAL INVESTMENT TECHNIQUES...............................................12

   Investment Techniques and Instruments Authorized But Not Used............12


   Repurchase Agreements....................................................12

   Borrowing................................................................13


   Foreign Securities.......................................................13


MANAGEMENT OF THE ULTRA SERIES FUND.........................................13

   The Trustees.............................................................13


   CUNA Mutual Life Insurance Company.......................................13


   The Investment Adviser...................................................14


   The Management Agreement.................................................14

OFFER, PURCHASE AND REDEMPTION OF SHARES....................................14


GENERAL INFORMATION.........................................................16

   Shareholder Rights.......................................................16

   Inquiries................................................................16

   Dividends................................................................16

   The Ultra Series Fund Performance........................................16

   Tax Status...............................................................17

   Net Asset Value..........................................................18

APPENDIX A..................................................................19



                                   FEE TABLES

Shareholder Transaction Expenses                                                                         Class C           Class Z
         Maximum Sales Load Imposed on Purchases (as a percentage of offering price)......................None               None
         Maximum Deferred Sales Load......................................................................None               None
         Maximum Sales Load Imposed on Reinvested Dividend (and other Distributions)......................None               None
         Redemption Fees (as a percentage of amount redeemed, if applicable)..............................None               None
         Exchange Fee.....................................................................................None               None

Annual Fund Operating Expenses (as a percentage of average net assets)
         Management Fees
                  Capital Appreciation Stock Fund.........................................................0.80%              0.80%
                  Growth and Income Stock Fund............................................................0.60%              0.60%
                  Balanced Fund...........................................................................0.70%              0.70%
                  Bond Fund...............................................................................0.55%              0.55%
                  Money Market Fund.......................................................................0.45%              0.45%
                  Treasury 2000 Fund......................................................................0.45%              0.45%
         12b-1 Fees.......................................................................................0.25%              0.00%
         Other Expenses
                  Capital Appreciation Stock Fund.........................................................0.01%              0.01%
                  Growth and Income Stock Fund............................................................0.01%              0.01%
                  Balanced Fund...........................................................................0.01%              0.01%
                  Bond Fund...............................................................................0.01%              0.01%
                  Money Market Fund.......................................................................0.01%              0.01%
                  Treasury 2000 Fund......................................................................None               None
         Total Fund Operating Expenses
                  Capital Appreciation Stock Fund.........................................................0.81%              0.81%
                  Growth and Income Stock Fund............................................................0.61%              0.61%
                  Balanced Fund...........................................................................0.71%              0.71%
                  Bond Fund...............................................................................0.56%              0.56%
                  Money Market Fund.......................................................................0.46%              0.46%
                  Treasury 2000 Fund......................................................................0.45%              0.45%

                                                              Example

Investors would pay the following expenses on a $1,000 investment,  assuming (1)
5% annual return and (2) redemption at the end of each period:
                                            1 year                   3 year                  5 year                    10 year
                                      Class C    Class Z      Class C    Class Z      Class C     Class Z       Class C    Class Z
Capital Appreciation Stock Fund       $11        $8           $34        $26          $58         $45            $129       $100
Growth and Income Stock Fund            9         6            27         20           48          34             106         76
Balanced Fund                          10         7            31         23           53          40             118         88
Bond Fund                               8         6            26         18           45          31             100         70
Money Market Fund                       7         5            23         15           40          26              88         58
Treasury 2000 Fund                      7         5            22         14           39          25              87         57

Investors would pay the following expenses on the same investment, assuming no redemption:

                                            1 year                   3 year                  5 year                    10 year
                                      Class C    Class Z      Class C    Class Z      Class C     Class Z       Class C    Class Z
Capital Appreciation Stock Fund       $11        $8           $34        $26          $58         $45            $129       $100
Growth and Income Stock Fund            9         6            27         20           48          34             106         76
Balanced Fund                          10         7            31         23           53          40             118         88
Bond Fund                               8         6            26         18           45          31             100         70
Money Market Fund                       7         5            23         15           40          26              88         58
Treasury 2000 Fund                      7         5            22         14           39          25              87         57

The  Fee  Tables   provided  above  are  included  to  assist  the  investor  in understanding  the  various  costs and  expenses  that an  investor in the Ultra
Series Fund will bear directly or indirectly.

                              FINANCIAL HIGHLIGHTS

The highlights for the years 1987 through 1996 have been audited by KPMG Peat Marwick, LLP, independent auditors. These highlights should be read in conjunction with the financial statements and related notes and the Auditors' Report in the Statement of Additional Information.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31

                                             ------------------------- CAPITAL APPRECIATION STOCK FUND ---------------------------
(For a share outstanding throughout the period):   1996              1995             1994*

Net Asset Value, Beginning of Period             $12.51             $9.97           $10.00

  Income from Investment Operations

   Net Investment Income                            .13               .14             0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.55              2.91             0.37

  Total from Investment Operations                 2.68              3.05             0.53


  Distributions

   Distributions from Net Investment Income        (.13)             (.14)           (0.15)

   Distributions from Realized Capital Gains       (.46)             (.37)           (0.41)

  Total Distributions                              (.59)             (.51)           (0.56)


Net Asset Value, End of Period                   $14.60            $12.51            $9.97


Total Return**                                   21.44%            30.75%            5.44%


Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $98,674           $38,117           $9,449

Ratio of Expenses to Average Net Assets***         0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets***                                    0.96%             1.37%            1.55%

Portfolio Turnover Rate                           49.77%            61.32%           65.81%

Average Commission Rate                           $0.06             $0.06


*1994 data is for period January 3, 1994 (date of initial activity) through December 31, 1994.

**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

***During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Capital Appreciation Stock Fund                    1996              1995             1994
                                                   ----              ----             ----

Amount Charged                                   $440,999          $156,184          $42,519

Ratio of Expenses to
Average Net Assets                                 0.66%             0.75%            0.85%

Ratio of Net Investment
Income to Average Net Assets                       0.95%             1.25%            1.35%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)


                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31

                                              ----------------------- GROWTH AND INCOME STOCK FUND -----------------------
(For a share outstanding throughout

 the period):                           1996     1995     1994      1993     1992    1991     1990     1989     1988    1987
Net Asset Value, Beginning of Period     $18.20   $15.06   $15.51   $15.49   $15.21  $12.75   $14.13   $12.15   $10.74  $11.97

Income from Investment Operations

Net Investment Income                     0.34      .37     0.32     0.29     0.32    0.33     0.44     0.33     0.31    0.38

Net Realized and Unrealized Gain (Loss)
on Investments                            3.93     4.37    (0.04)    1.87     0.90     2.95   (0.73)    2.61     1.47   (0.17)

Total from Investment Operations          4.27     4.74     0.28     2.16     1.22     3.29   (0.29)    2.94     1.77    0.21


Distributions

Distributions from Net Investment
  Income                                (0.34)    (.37)   (0.32)   (0.29)   (0.32)  (0.34)   (0.44)   (0.38)   (0.33)  (0.50)

Distributions from Realized Capital
  Gains                                 (0.81)   (1.23)   (0.40)   (1.85)   (0.62)  (0.49)   (0.66)   (0.58)   (0.03)  (0.84)

Total Distributions                     (1.15)   (1.60)   (0.73)   (2.14)   (0.94)  (0.83)   (1.10)   (0.96)   (0.36)  (1.44)


Net Asset Value, End of Period           $21.32   $18.20   $15.06   $15.51   $15.49  $15.21   $12.75   $14.13   $12.15  $10.74



Total Return*                            22.02%   31.75%    1.42%   13.77%    7.66%  25.66%   -1.98%   24.37%   16.62%   1.33%



Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted)                       $232,841 $102,138  $48,913  $32,468  $24,382 $17,101  $9,258   $7,932   $5,337  $4,342

Ratio of Expenses to Average
  Net Assets**                            0.65%    0.65%    0.65%    0.65%    0.65%   0.65%    0.65%    0.65%    0.65%   0.65%

Ratio of Net Investment Income to
  Average Net Assets**                    1.78%    2.28%    2.19%    1.84%    2.11%   2.58%    3.33%    2.83%    2.75%   3.34%

Portfolio Turnover Rate                  40.55%   57.80%   45.36%   56.79%   29.67%  27.90%   32.02%   35.55%   26.22%  21.95%

Average Commission Rate                   $0.06    $0.06


*These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

**During the periods shown, prior to 1996, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Growth and Income Stock Fund     1995        1994        1993     1992      1991      1990      1989      1988      1987

Amount Charged                   $491,168    $281,760  $210,141  $151,195  $90,028   $64,759   $54,773   $53,742   $50,913

Ratio of Expenses to
Average Net Assets                0.69%      0.70%        0.73%    0.74%      0.74%     0.77%    0.84%     1.10%    1.10%

Ratio of Net Investment
Income to Average Net Assets      2.23%      2.14%        1.76%    2.02%      2.49%     3.21%    2.64%     2.30%    2.89%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)



                                                 BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31

                                        ------------------------------------- BALANCED FUND -------------------------------------
(For a share outstanding throughout
  the period): .......................   1996     1995       1994     1993      1992      1991     1990     1989     1988     1987

Net Asset Value, Beginning of Period  $14.63    $12.90     $13.70    $13.54    $13.44    $12.11   $12.59   $11.47   $10.98    $11.50
  Income from Investment Operations
   Net Investment Income .............   0.58      .55       0.52      0.50      0.55      0.62     0.74     0.61     0.60     0.55
   Net Realized and Unrealized Gain
    (Loss)on Investments .............   0.98     2.29      (0.56)     0.95      0.40      1.56    (0.29)    1.42     0.57     0.10

  Total from Investment Operations ...   1.56     2.84      (0.04)     1.45      0.95      2.18      .46     2.03     1.18     0.65

Distributions

 Distributions from Net Investment
    Income .........................   (0.58)       (.55)    (0.51)   (0.50)    (0.55)    (0.63)   (0.74)    (0.71)  (0.68)   (0.74)
 Distributions from Realized Capital
    Gains ..........................   (0.32)      (0.56)    (0.25)   (0.79)    (0.30)    (0.22)    (0.20)   (0.20)   0.00    (0.38)

Total Distributions ................   (0.90)      (1.11)    (0.76)   (1.29)    (0.85)    (0.85)   (0.94)    (0.91)  (0.68)   (1.17)

Net Asset Value, End of Period .....  $15.29      $14.63    $12.90   $13.70    $13.54    $13.44   $12.11    $12.59   $11.47   $10.98

Total Return* ......................   10.79%      22.27%    -0.46%   10.47%     6.85%    18.53%    3.75%    18.03%   10.87%   5.58%

Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted) ...................  $194,725  $110,969   $67,468   $54,363   $41,604   $29,539  $19,964  $15,416  $10,271   $7,563

Ratio of Expenses to Average Net
  Assets** .........................     0.65%     0.65%     0.65%     0.65%     0.65%     0.65%    0.65%    0.65%    0.65%    0.65%

Ratio of Net Investment Income to
  Average Net Assets** .............     3.91%     4.03%     4.00%     3.62%     4.10%     4.98%    6.23%    5.97%    6.02%    5.85%

Portfolio Turnover Rate ............    33.48%    36.68%    28.53%    28.71%    19.23%    13.26%   27.07%   30.64%   11.35%   20.18%

Average Commission Rate ............    $0.06     $0.06


*These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, prior to 1996, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Balanced Fund ..............      1995        1994        1993       1992        1991         1990        1989       1988      1987

Amount Charged .............  $598,507    $417,750    $362,284   $254,326    $172,438     $132,028    $102,858    $81,246   $59,847

Ratio of Expenses to
Average Net Assets .........      0.68%      0.70%       0.74%      0.72%       0.71%        0.74%       0.82%      0.91%     0.93%

Ratio of Net Investment
Income to Average Net Assets      4.00%      3.95%       3.53%      4.03%       4.92%        6.14%       5.79%      5.77%     5.57%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)



                                                   BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31

                                      ----------------------------------------- BOND FUND -----------------------------------------
(For a share outstanding throughout
   the period):                           1996     1995     1994     1993    1992     1991     1990     1989     1988    1987
Net Asset Value, Beginning of Period     $10.63   $9.67    $10.58  $10.32    $10.37  $9.75     $9.93   $9.70     $9.79  $10.47
  Income from Investment Operations

   Net Investment Income                  0.65     0.60     0.59     0.64     0.69    0.77     0.89     0.87     0.80    0.76

   Net Realized and Unrealized Gain
   (Loss)on Investments                  (0.28)    0.96    (0.90)    0.28    (0.03)   0.62    (0.18)    0.23    (0.03)  (0.46)

  Total from Investment Operations        0.37     1.56    (0.31)    0.92     0.66    1.39     0.71     1.11     0.77    0.30

  Distributions

   Distributions from Net Investment
      Income                             (0.64)   (0.59)   (0.59)   (0.65)   (0.70)  (0.77)   (0.89)   (0.88)   (0.86)  (0.98)

   Distributions from Realized Capital
     Gains                               (0.03)   (0.01)   (0.01)   (0.01)   (0.01)   0.00     0.00     0.00     0.00   (0.00)

  Total Distributions                    (0.67)   (0.60)   (0.60)   (0.66)   (0.71)  (0.77)   (0.89)   (0.88)   (0.86)  (0.98)

Net Asset Value, End of Period           $10.33  $10.63     $9.67  $10.58    $10.32  $10.37     $9.75   $9.93     $9.70   $9.79

Total Return*                             2.86%   16.37%    -3.06%   8.87%     6.47% 14.70%     7.41%  11.74%     8.05%   3.06%


Ratio/Supplemental Data

Net Assets, End of Period
   (000s Omitted)                      $26,572   $13,725   $7,867   $6,297   $5,244   $3,975  $3,399   $3,315    $3,401  $3,029

Ratio of Expenses to Average
   Net Assets**                           0.65%    0.65%    0.65%    0.65%    0.65%    0.65%   0.65%    0.65%    0.65%    0.65%

Ratio of Net Investment Income to
   Average Net Assets**                   6.25%    6.08%    6.03%    5.99%    6.83%    7.74%   8.87%    8.63%    8.50%    8.20%

Portfolio Turnover Rate                  25.67%   14.74%   11.97%   12.23%   13.58%    8.74%  46.09%   24.47%    4.31%   26.23%


  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Bond Fund                                 1996     1995     1994     1993     1992    1991     1990     1989     1988    1987

Amount Charged                          $134,222  $70,290  $48,651  $44,293  $33,269 $27,311  $25,651  $28,139  $43,266 $41,968

Ratio of Expenses to
Average Net Assets                        0.67%    0.68%    0.70%    0.75%    0.75%   0.75%    0.77%    0.83%    1.31%   1.47%

Ratio of Net Investment
Income to Average Net Assets              6.23%    6.04%    5.98%    5.89%    6.74%   7.65%    8.75%    8.45%    7.84%   7.39%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)


                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31

                                           -------------------------------- MONEY MARKET FUND --------------------------------
(For a share outstanding throughout
    the period):                          1996     1995     1994     1993    1992     1991     1990    1989     1988     1987
Net Asset Value, Beginning of Period      $1.00   $1.00     $1.00   $1.00     $1.00  $1.00     $1.00   $1.00     $1.00  $1.00

  Income from Investment Operations

   Net Investment Income                  0.05     0.05     0.03     0.03     0.03    0.05     0.08     0.08     0.07    0.06

   Net Realized and Unrealized Gain
    (Loss)on Investments                  0.00     0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

  Total from Investment Operations        0.05     0.05     0.03    0.03     0.03     0.05     0.08     0.08     0.07    0.06

  Distributions

   Distributions from Net Investment
    Income                               (0.05)   (0.05)   (0.03)   (0.03)   (0.03)  (0.05)   (0.08)   (0.08)   (0.07)  (0.06)

  Distributions from Realized Capital
    Gains                                (0.00)   (0.00)    0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

  Total Distributions                    (0.05)   (0.05)   (0.03)   (0.03)   (0.03)  (0.05)   (0.08)   (0.08)   (0.07)  (0.06)

Net Asset Value, End of Period            $1.00   $1.00     $1.00   $1.00     $1.00  $1.00     $1.00   $1.00     $1.00  $1.00

Total Return*                             5.17%   5.21%     3.34%   2.86%     3.05%  5.36%     7.53%   8.39%     6.91%   6.14%

Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted)                       $21,011   $11,374   $7,799  $4,749    $5,097  $5,082    $4,794  $4,420    $2,541  $2,341

Ratio of Expenses to Average
   Net Assets**                           0.65%   0.65%     0.65%   0.65%     0.65%   0.65%     0.65%   0.65%     0.65%   0.65%

Ratio of Net Investment Income to
  Average Net Assets**                    4.74%   5.17%     3.66%   2.43%     3.05%   5.36%     7.53%   8.39%     6.91%   6.14%

Portfolio Turnover Rate                    --       --        --      --        --      --        --      --        --      --


For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1995, was 4.93% and the "effective" yield for that period was 5.05%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Money Market Fund                         1996     1995     1994     1993     1992    1991     1990     1989     1988    1987
                                          ----     ----     ----     ----     ----    ---------------------------------------

Amount Charged                          $117,520  $70,062  $44,391  $44,836  $39,068 $38,030  $34,514  $28,647  $37,340 $39,358

Ratio of Expenses to
Average Net Assets                        0.67%    0.73%    0.78%    0.77%    0.75%   0.73%    0.77%    0.87%    1.49%   1.68%

Ratio of Net Investment
Income to Average Net Assets              4.72%    5.09%    3.53%    2.31%    2.96%   5.29%    7.42%    8.17%    6.07%   5.11%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)


                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31

                                                  ---------------------------- TREASURY 2000 FUND ----------------------------
(For a share outstanding throughout the period)    1996     1995     1994     1993    1992     1991     1990     1989    1988
Net Asset Value, Beginning of Period              $8.47     $7.00   $7.53     $6.53  $6.04     $5.02   $4.69     $3.85  $3.62

  Income from Investment Operations

   Net Investment Income                           0.58     0.58     0.53     0.48    0.45     0.41     0.38     0.34    0.14

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.41)    0.89    (1.06)    0.52    0.04     0.61    (0.05)    0.50    0.09

  Total from Investment Operations                 0.17     1.47    (0.53)    1.00    0.49     1.02     0.33     0.84    0.23

  Distributions

   Distributions from Net Investment Income        0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

   Distributions from Realized Capital Gains       0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

   Total Distributions                             0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

Net Asset Value, End of Period                    $8.64     $8.47   $7.00     $7.53  $6.53     $6.04   $5.02     $4.69  $3.85

Total Return*                                      2.10%   20.99%   -7.12%   15.43%   8.01%   20.37%    7.12%   21.79%   6.28%


Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)          $1,585   $1,545   $1,272   $1,363  $1,176   $1,084    $987     $834    $681

Ratio of Expenses to Average Net Assets            0.45%    0.45%    0.45%    0.45%   0.45%    0.45%    0.45%    0.45%   0.45%

Ratio of Net Investment Income to Average
   Net Assets                                      7.03%    7.40%    7.50%    6.69%   7.26%    7.76%    8.25%    8.02%   8.70%

Portfolio Turnover Rate                             --       --       --       --      --       --       --       --      --


  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                              THE ULTRA SERIES FUND


The Ultra Series Fund was established as a Massachusetts Business Trust under a Declaration of Trust dated September 16, 1983. The Ultra Series Fund is a series fund with six separate investment portfolios, each of which is a diversified, open-end management investment company, in effect, a separate mutual fund ("Fund"). The Ultra Series Fund issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. An investor in a Fund is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. An investor also shares in any losses of that Fund. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. In the future, the number of Funds may change. The Declaration of Trust permits the Ultra Series Fund to issue an unlimited number of shares of each series and to sub-divide the shares of each series into two or more classes. Currently, each series of shares is divided into Class C and Class Z shares. Class C and Class Z shares are identical except for the fact that the net asset value of each Class C share reflects a distribution fee assessed against the assets of each Fund supporting Class C shares pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). (See FEE TABLES.)

The Ultra Series Fund offers its shares to separate accounts of CUNA Mutual Life Insurance Company (the "Company") or of its "permanent affiliate," CUNA Mutual Insurance Society ("CUNA Mutual") and subsidiaries and affiliates of the Company and CUNA Mutual (together, the "CUNA Mutual Group") as well as to separate accounts of other unaffiliated life insurance companies as funding vehicles for certain individual variable annuity contracts, group variable annuity contracts and individual variable life insurance contracts. Most such separate accounts are each, like the Ultra Series Fund, registered as investment companies with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies this Prospectus, describes each such separate account and its related contract. Some insurance company separate accounts supporting group variable annuity contracts sold solely to qualified pension and retirement plans, however, are not investment companies and are not registered with the SEC as investment companies nor are interests in the separate account registered as securities under the federal securities laws. Although some disclosure documents relating to such group variable annuity contracts (and/or to the plan purchasing the contracts) may be provided to the plan purchasing the contracts or to participants in such a plan, no prospectus exists for the contracts. The Ultra Series Fund also may offer its shares directly to qualified pension and retirement plans. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group insurance companies and to qualified pension and retirement plans of CUNA Mutual Group companies and offers Class C shares to separate accounts of insurance companies and to qualified pension and retirements plans that are not affiliated with CUNA Mutual Group. The Ultra Series Fund does not offer its shares directly to the general public.

Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.


                       INVESTMENT OBJECTIVES AND POLICIES


Each Fund has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. There can be no assurance that any of the Funds will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Fund's investment adviser to make changes in the portfolio composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds.

The different types of securities, investments, and investment techniques used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing interest rates.

Certain types of investments and investment techniques common to one or more Funds are described in greater detail, including the risks of each, under SPECIAL INVESTMENT TECHNIQUES in this Prospectus or in INVESTMENT PRACTICES in the Statement of Additional Information. The Funds are also subject to certain investment restrictions that are described under the caption INVESTMENT LIMITATIONS in the Statement of Additional Information.

The investment objective or objectives of each Fund as well as the investment restrictions of each Fund are fundamental and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of that Fund. (See INVESTMENT LIMITATIONS in the Statement of Additional Information.) Investment policies are not fundamental and may be changed by the Ultra Series Fund's Board of Trustees without shareholder approval.

Capital Appreciation Stock Fund

The primary investment objective of the Capital Appreciation Stock Fund is long-term capital growth. Due to its more aggressive focus on capital growth and lack of emphasis on current income, this Fund will typically experience greater variability of returns over time than the Growth and Income Stock Fund. A characteristic common to most stocks owned will be an attractive valuation relative to the expected level and certainty of the issuing company's future earnings. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed issuers and some companies undergoing more significant fundamental changes in their markets or operations. The Fund will diversify its holdings among various industries and among companies within those industries but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than the returns typically available from less variable investments. When, in the opinion of management, current cash needs or market or economic conditions warrant, the Fund may maintain a portion of its assets in cash or cash equivalents of the types permitted for the Money Market Fund.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, and invest in put and call options, stock index futures and related options. The Fund may invest up to 25% of assets in American Depository Receipts ("ADRs"). These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Growth and Income Stock Fund

The primary investment objective of the Growth and Income Stock Fund is long-term capital growth, with income as a secondary consideration. The Fund will focus on stocks of companies with financial and market strength and a long-term record of performance. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the Fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. A characteristic common to most stocks owned will be an attractive valuation relative to the issuing company's apparent strength and earnings capability. The Fund will diversify its holdings among various industries and among companies within those industries. When, in the opinion of management, current cash needs or market or economic conditions warrant, the Fund may maintain a portion of its assets in cash or cash equivalents of the types permitted for the Money Market Fund.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, and invest in put and call options, stock index futures and related options. The Fund may invest up to 25% of assets in ADRs. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Balanced Fund

The investment objective of the Balanced Fund is to achieve a high total return through the combination of income and capital appreciation. Total returns are expected to be less variable than those of the Capital Appreciation Stock Fund and the Growth and Income Stock Fund but more variable than the Bond Fund. The Balanced Fund invests in a broadly diversified list of securities including common stocks, bonds and money market instruments. The percentage of assets invested in equity securities, fixed income securities and money market instruments may vary somewhat depending upon management's judgment of the relative attractiveness of each sector and anticipated cash needs of the Fund. Generally, however, common stocks will constitute 60% to 40% of Fund's assets, bonds will constitute 40% to 60% of Fund's assets and money market instruments may constitute up to 20% of Fund's assets. (See Money Market Fund for description of money market instruments; see Bond Fund for description of bonds; see Capital Appreciation Stock Fund and Growth and Income Stock Fund for description of equity securities.)

Debt securities invested in by the Fund will be affected by general changes in interest rates, resulting in increases or decreases in the value of these securities. Market prices of debt securities tend to rise when interest rates fall, and fall when interest rates rise. Issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the portfolio to realize interest under repurchase agreements and pursuant to loans of the Fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligations to the Fund.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, invest in put and call options, financial futures, stock index futures and related options. The Fund may invest up to 15% of assets in ADRs. These practices are described in the SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Bond Fund

The primary investment objective of the Bond Fund is to generate a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years. To keep current income relatively stable and to limit share price volatility, the portfolio will emphasize investment grade, primarily intermediate term securities. Pursuit of these objectives can be expected to result over time in a lower average return than in the Capital Appreciation Stock Fund, Growth and Income Stock Fund or Balanced Fund. The assets of the Fund may also be held in cash or temporarily invested in short-term investments when, in the opinion of management, current liquidity needs or market or economic conditions warrant. The Fund may invest in the following instruments:

         Corporate Debt Securities: Issued by domestic and foreign corporations which have a rating within the four highest categories as determined by Standard & Poor's Corporation and/or Moody's Investors Service, Inc. The ratings are described in the Statement of Additional Information.

         U.S. Government Debt Securities: Issued or guaranteed by the U.S. Government or its agencies or instrumentalities (See Money Market Fund for a description of U.S. Government securities).

         Foreign Government Debt Securities: Issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories as established by Standard & Poor's Corporation and/or Moody's Investors Service, Inc.

         Other Issuer Debt Securities: Issued or guaranteed by corporations, banking institutions, and others which, although not rated by a national rating service, are considered by the Investment Adviser to have an investment quality equivalent to the four highest categories as determined by Standard and Poor's Corporation and/or Moody's Investors Service, Inc.

         Cash or Cash Equivalents: Of the types permitted for the Money Market Fund.

The Bond Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the Fund's securities. Market prices of debt securities tend to rise when interest rates fall and fall when interest rates rise. Issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the Fund to realize interest under repurchase agreements and pursuant to loans of the Fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the Fund.

The Bond Fund currently invests no more than 5% of its net assets in corporate or foreign government debt securities which are not in the four highest categories as rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, invest in put and call options, financial futures, and related options. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Money Market Fund

The investment objective of the Money Market Fund is to seek the highest current income available from money market instruments consistent with the preservation of capital and liquidity. The Fund will maintain a dollar-weighted average portfolio maturity which does not exceed 90 days. The Fund will purchase instruments maturing in twelve months or less from the date of purchase.
The Fund will purchase instruments that meet one of the following quality standards:

1. Securities that at the time of purchase are rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations;

2. Unrated securities that at the time of purchase the Investment Adviser determines that if they had been rated would have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations; or


3. Securities that at the time of issuance were long-term securities but that at the time of purchase have a remaining maturity of less than one year and whose issuer has received with respect to a class of short-term debt obligations (or any security within that class) that now is comparable in priority and security with the security to be purchased, the highest rating category for short-term debt obligations from at least two nationally recognized statistical rating organizations.


The Fund may invest in the following instruments meeting the above maturity and quality standards:

         U.S. Government Obligations: U.S. Government securities include, but are not limited to: direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds, and notes, bonds, and discount notes of U.S. Government instrumentalities or agencies, such as the Federal Land Bank, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Home Loan Bank, Farmers Home Administration and Federal National Mortgage Association. The Fund may invest in securities issued or guaranteed by any of the foregoing entities or by any other agency or instrumentality established or sponsored by the U.S. Government. Some obligations issued or guaranteed by government agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities because it is not obligated to do so.


         Commercial Paper: Corporations issue these unsecured promissory notes to finance their short-term credit needs.


         Corporate Obligations: Corporations issue these bonds and notes to finance long-term credit needs. The Fund only invests in corporate obligations which have a maturity when purchased of one year or less.

         Bank Obligations: The Fund may invest in the following obligations issued by banks subject to regulation by the U.S. Government and having total assets of $1 billion or more: certificates of deposit, time deposits, bankers' acceptances. The Fund may also invest in certificates of deposit of savings institutions regulated by the U.S. Government and having total assets of $1 billion or more. The Fund may invest in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit ("Eurodollar CDs"), and may invest in foreign securities. All such securities must be payable in U.S. dollars. U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks are not insured by the Federal Deposit Insurance Corporation. (See SPECIAL INVESTMENT TECHNIQUES.)

         Certificates of Deposit of Smaller Banks and Savings Institutions: The Fund may invest in certificates of deposit issued by banks and savings institutions with total assets of less than $1 billion provided they are fully insured in principal amount, but not as to interest, by the Federal Deposit Insurance Corporation, or the National Credit Union Share Insurance Fund. In determining whether and to what extent such securities will be acquired by the Fund, the Investment Adviser will consider factors such as yield, availability of a resale market for certificates of deposit of small institutions, and the effect investments in these securities may have on the Fund's overall liquidity.

Although the Fund seeks to maintain a Net Asset Value of $1 per share for purposes of purchases and redemptions, there can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share. The Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund. The values of the securities in the portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions of shares could require the sale of investments at a time when such a sale might not otherwise be desirable. The ability of the other party to the transaction to perform its obligations to the Fund may determine whether the Fund will receive the principal invested and the interest due.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may invest in foreign securities. These practices are described in SPECIAL INVESTMENT TECHNIQUES.

Treasury 2000 Fund

The investment objective of the Treasury 2000 Fund is to provide safety of capital and a relatively predictable payout upon portfolio maturity, primarily by investing in Stripped Treasury Securities. Stripped Treasury Securities include U.S. Treasury debt obligations originally issued as bearer bonds which have been stripped of their unmatured interest coupons, coupons which have been stripped from U.S. Treasury bearer bonds, and receipts or certificates for stripped U.S. Treasury debt obligations. Stripped Treasury Securities do not receive any periodic payments of interest and are not subject to early redemption. The Stripped Treasury Securities held by this Fund mature on (have a portfolio maturity date of) November 15, 2000.


Unlike most coupon-bearing bonds, Stripped Treasury Securities are sold at a substantial discount from face value because the buyer of Stripped Treasury Securities receives only the right to receive one future fixed payment on the security and does not receive any rights to periodic interest payments on the security. While Stripped Treasury Securities insulate shareholders from being unable to invest interest payments received at a rate as high as the yield on the original security, they also prevent investing the interest at a higher rate should interest rates raise.

Because of their substantial discount, Stripped Treasury Securities are particularly susceptible to wide fluctuations in value as interest rates increase or decrease. The longer the term to maturity, the more susceptible they will be to a given change in interest rate levels. Variable rates of inflation and economic growth, together with the fiscal and monetary policies adopted to attempt to deal with these and other economic problems, contribute to wide fluctuations in interest rates (and thus in the value of fixed-rate debt obligations like these). Although more volatile, Stripped Treasury Securities avoid reinvestment risk on the increase in value of the security. Avoiding this risk is an important factor in being able to achieve a relatively predictable payout upon portfolio maturity.


In addition to Stripped Treasury Securities, the Treasury 2000 Fund may invest in coupon-bearing Treasury Notes with maturities identical to those of the Stripped Treasury Securities held in the portfolio. The Treasury Notes may be purchased to the extent necessary to maintain sufficient cash flow to pay the Adviser's fees.

On or within 12 months prior to the portfolio maturity date, the securities will be liquidated. (See MANAGEMENT OF THE ULTRA SERIES FUND and OFFER, PURCHASE AND REDEMPTION OF SHARES.) Once the Treasury 2000 Fund has liquidated its portfolio, additional Stripped Treasury Securities with a portfolio maturity date selected at that time may be purchased and the Fund may continue, with liquidation and subsequent refunding occurring from time to time. Operation of the new portfolio would be consistent with the operation of the Treasury 2000 portfolio. If, at the time of the portfolio maturity date for this Fund, it appears not to be in the best interest of the Fund to purchase additional Stripped Treasury Securities, the Fund will distribute its assets and cease operations. (See MANAGEMENT OF THE ULTRA SERIES FUND and OFFER, PURCHASE AND REDEMPTION OF SHARES.)

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities and invest in financial futures and related options. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

                          SPECIAL INVESTMENT TECHNIQUES

Investment Techniques and Instruments Authorized But Not Used

As described above, certain of the Funds may lend portfolio securities and invest in restricted securities, foreign securities, put and call option contracts, stock index futures contracts, financial futures contracts, and options on stock index futures contracts and financial futures contracts in which the Fund can invest. None of the Funds has employed these practices or invested in these instruments during the past year and has no current intention of doing so in the foreseeable future. Each is described in INVESTMENT PRACTICES in the Statement of Additional Information.

Repurchase Agreements

Each Fund may enter into repurchase agreements ("repos") with banks and dealers in U.S. Government securities. Under a repurchase agreement, a Fund may acquire an underlying debt instrument for a relatively short period subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. The yield during the holding period is insulated from market fluctuations. The yield is not related to the interest rate on the underlying securities. Under the Act, repurchase agreements are considered loans by the Fund. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In the event of a default by an institution, the Fund may incur certain costs in liquidating the collateral, and could also incur a loss if the proceeds realized upon sale of the underlying obligations are less than the original purchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and the Fund may incur additional costs. In such a case, the Fund will be subject to risks associated with changes in the market value of the collateral securities. In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted the following policies with respect to repurchase agreements. The portfolios will enter into repurchase agreements only (a) with the Ultra Series Fund's custodian bank, (b) with banks (other than the custodian) having capital (and surplus) of at least $1 billion or (c) with major brokerage firms which are among the 10 largest government securities dealers and which have been approved by the Board of Trustees, upon recommendation by the Ultra Series Fund's Investment Adviser. The Fund will obtain collateral in proper form having a market value of not less than 100% of the repurchase price. Such collateral will be U.S. Government obligations as defined under the section describing the Money Market Fund.

Borrowing

All of the Funds may borrow money but only from banks and only for temporary or short-term purposes. Temporary or short-term purposes may include short-term (i.e., five business days) credits for clearing portfolio transactions and borrowing in order to meet redemption requests or to finance failed settlements of portfolio trades. No Fund will borrow for leveraging purposes. Each Fund will maintain a continuous asset coverage of at least 300% (as defined in the Act) with respect to all of its borrowings. Should the value of a Fund's assets decline to below 300% of borrowings, the Fund may be required to sell portfolio securities within three days to reduce the Fund's debt and restore the 300% asset coverage. Borrowing involves interest costs. A Fund will not purchase additional securities while its borrowings exceed 5% of its total assets.

Foreign Securities

Investing in foreign securities involves significant risks not typically associated with investing in domestic securities. Foreign securities may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of domestic issuers. Commissions and dealer mark-ups on transactions in foreign securities may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers of securities are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, or political or social instability or diplomatic developments which could affect investments in those countries.

Many foreign securities are represented by ADRs. ADRs represent the right to receive foreign securities deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored by and issued by domestic banks. In general, there is a large, liquid market in the United States for ADRs quoted on a national exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which the they are traded, which standards are more uniform and exacting than those to which many issuers of foreign securities are subject. ADRs do not eliminate all of the risk inherent in investing in foreign securities. To the extent that a Fund acquires ADRs through a bank that does not have a contractual relationship with the issuer of a foreign security underlying the receipt to issue and service the receipt, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the value of the currencies in which the underlying security is denominated relative to the U.S. dollar. In addition, lack of information about an issuer of the underlying security may result in inefficiencies in the valuation of the related ADR. However, by investing in ADRs rather than directly in foreign securities, a Fund will avoid currency risks during the settlement period for both purchases and sales.


                       MANAGEMENT OF THE ULTRA SERIES FUND

The Trustees


The overall responsibility for the supervision of the affairs of the Ultra Series Fund vests in the Trustees. CIMCO Inc. (the "Investment Adviser" or "Adviser") has agreed to handle the day-to-day affairs of the Ultra Series Fund. The Trustees meet periodically to review the affairs of the Ultra Series Fund and to establish certain guidelines which the Investment Adviser is expected to follow in implementing the investment objectives and policies of the Ultra Series Fund.

CUNA Mutual Life Insurance Company

The Company is a mutual life insurance company organized under the laws of Iowa, with its home office at 2000 Heritage Way, Waverly, Iowa 50677. The Company is the transfer agent and the dividend disbursing agent for the Ultra Series Fund. The Company owns a one-half interest in CIMCO Inc., the Investment Adviser. On July 1, 1990, the Company entered into a permanent affiliation with the CUNA
Mutual Insurance Society, 5910 Mineral Point Road, Madison, Wisconsin 53705. CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin 53705, is an investment subsidiary wholly-owned by CUNA Mutual. CUNA Mutual Investment Corporation owns a one-half interest in the Investment Adviser. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter for the Ultra Series Fund. Both the Company and CUNA Mutual are mutual insurance companies owned by their policyholders.


The Investment Adviser


Since the inception of the Ultra Series Fund, the Investment Adviser has been CIMCO Inc. The Investment Adviser was established July 6, 1982. It provides investment advice to the Ultra Series Fund, pension funds, to the Company and its subsidiaries and to CUNA Mutual and its subsidiaries. The majority of the Board of Directors of the Investment Adviser are independent of CUNA Mutual Group. The principal place of business of the Investment Adviser is 5910 Mineral Point Road, Madison, WI 53705.

CIMCO employs a team approach in the management of all the Funds. Lawrence R. Halverson, CFA (Chartered Financial Analyst), is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Treasury 2000 Fund. Since December 1, 1987, he has been employed with the Investment Adviser and is now Vice President and Secretary of the Ultra Series Fund, and Senior Vice President and Secretary of the Investment Adviser. Annette
E. Hellmer, CFA is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, and Balanced Fund. She has been employed by the Investment Adviser since August 1, 1996. Joseph L. Gogola, CFA, is co-manager of the Balanced Fund, Bond Fund, and Treasury 2000 Fund. He has been employed by the Investment Adviser since January 1, 1992, and had been employed in the Investment Department of CUNA Mutual for several years prior to that date. In addition to work on behalf of the Ultra Series Fund, each manager performs advisory services for other clients of the Investment Adviser.


The Management Agreement


The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through service agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that the Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for these services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:


                    Management Fee Table

Series                                              Management Fee
------                                              --------------
Capital Appreciation Stock                          0.80 %
Growth & Income Stock                               0.60 %
Balanced                                            0.70 %
Bond                                                0.55 %
Money Market                                        0.45 %
Treasury 2000                                       0.45 %

The Ultra Series Fund anticipates that under the Management Agreement, each Fund will incur expenses, other than the above management fees, equal to approximately .01% of its average daily net assets for the remainder of the 1997 fiscal year.

Prior to May 1, 1997, the Company had voluntarily agreed to absorb all ordinary business expenses of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds in excess of .65% of the average daily net assets of those Funds. Effective May 1, 1997, the Company discontinued absorbing the Ultra Series Fund expenses in excess of .65% of average daily net assets and any such expenses will be borne by the Ultra Series Fund.

                    OFFER, PURCHASE AND REDEMPTION OF SHARES

Pursuant to a Distribution Agreement, CUNA Brokerage Services, Inc. serves as principal underwriter for the Ultra Series Fund. CUNA Brokerage Services, Inc. has its principal place of business at 5910 Mineral Point Road, Madison, Wisconsin 53705.

Currently, each series of shares is divided into Class C and Class Z shares. Class C and Class Z shares are identical except for the fact that the net asset value of each Class C share reflects a distribution fee assessed against the assets of each Fund supporting Class C shares pursuant to a distribution plan (the "Distribution Plan"), described below, adopted in accordance with Rule 12b-1 under the Act. (See also FEE TABLES.) Both Classes of each series of shares of the Ultra Series Fund are sold in a continuous offering. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group insurance companies and to qualified pension and retirement plans of CUNA Mutual Group companies and offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. Where either Class of shares is offered to insurance company separate accounts, such separate accounts support either variable annuity contracts or variable life insurance contracts. Net purchase payments under such contracts are placed in one of the subaccounts of the separate accounts and assets of each such subaccount are invested in shares of a Fund of the Ultra Series Fund corresponding to that subaccount.

The CUNA Mutual Group affiliated separate accounts and qualified pension or retirement plans purchase and redeem Class Z shares of the Ultra Series Fund at net asset value without sales or redemption charges. Unaffiliated insurance company separate accounts and qualified pension or retirement plans purchase and redeem Class C shares of the Ultra Series Fund at net asset value without sales or redemption charges but may be subject to an additional distribution fee pursuant to the Distribution Plan.

On each day on which a Fund's net asset value is calculated, the Company transmits to the Ultra Series Fund any orders to purchase or redeem the various Classes and series of shares based on purchase payments, redemption (surrender) requests, and transfer requests from owners of variable annuity or variable life insurance contracts or, annuitants and beneficiaries under such contracts that have been processed on that day. The Company purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning. Other insurance companies having separate accounts making investments in the Ultra Series Fund follow substantially identical procedures. Qualified pension and retirement plans may purchase and redeem shares on a similar basis pursuant to procedures negotiated by the Ultra Series Fund, CUNA Brokerage Services, Inc. and the plan.

Owners of individual variable annuity contracts and variable life insurance contracts should refer to the separate prospectuses for such contracts for a more detailed description of the procedures whereby a contract owner, annuitant, or beneficiary under such contracts may allocate his or her interest in a separate account to a subaccount using one of the series of shares of the Ultra Series Fund as an underlying investment medium. Participants in qualified pension or retirement plans should refer to appropriate plan documents for a more detailed description of the procedures whereby they may allocate their interest in the plan to a subaccount using one of the series of shares of the Ultra Series Fund as an underlying investment medium.

Treasury 2000 Fund Only: The Ultra Series Fund anticipates demand for shares in the Treasury 2000 Fund to decrease as the portfolio maturity date approaches. Also, as the Maturity Date approaches, it may not be possible to purchase additional Stripped Treasury Securities with a portfolio maturity date which is the same as the Stripped Treasury Securities in the Fund. Accordingly, the Ultra Series Fund reserves the right to stop selling shares in the Treasury 2000 Fund at any time that the Trustees decide further sale of shares in the Treasury 2000 Fund is not in the best interest of the Fund. On or within 12 months prior to maturity of the portfolio the securities will be liquidated, and the proceeds (after deductions for accrued but unpaid fees, taxes and governmental and other charges) will be automatically reinvested at the current Net Asset Value in the Money Market Fund, unless an owner of a variable contract directs otherwise. No charge will be made for reinvestment of these proceeds. No later than 45 days before the portfolio maturity date, the Ultra Series Fund will mail to each owner of a variable contract with an interest in the Treasury 2000 Fund a Notice of Impending Maturity. The notice will state that on the date the portfolio matures, the proceeds allocable to each owner of a variable contract will be automatically reinvested in the Money Market Fund in accordance with the procedures set out above. Proceeds will be reinvested in another Fund if the Ultra Series Fund receives a written request 5 days before portfolio maturity.

The Distribution Plan: The Ultra Series Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The
Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each Fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each Fund's assets supporting Class C shares. This means that the net asset value of Class C shares reflects the daily accrual of the fee but that the net asset value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any Fund representing Class Z shares.

Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, The Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.

Activities primarily intended to result in the sale of Class C shares include, among others: (a) compensation to employees of CUNA Brokerage Services, Inc.;
(b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as The Ultra Series Fund may, from time to time, deem advisable.


                               GENERAL INFORMATION

Shareholder Rights


Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the Distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder.

The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.


Inquiries


Any inquiries regarding the Ultra Series Fund should be directed to CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (800) 798-5500 or (319) 352-4090.


Dividends


All dividends (except those from the Treasury 2000 Fund) are distributed to the separate accounts for variable products and qualified pension or retirement plans and then automatically reinvested in the Ultra Series Fund shares. Dividends from the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds, will be declared and reinvested quarterly in additional full and fractional shares, and dividends of capital gains from these Funds will be declared and reinvested at least annually in additional full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules. Annually, the Treasury 2000 Fund will declare a consent dividend for income tax purposes.


The Ultra Series Fund Performance


The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this Prospectus.


Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 5 and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.


The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market Fund. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by an investment in the Fund over the stated seven-day period. This income is then annualized, that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Ibbotson Associates annually updates "Stocks, Bonds, Bills and Inflation" (SBBI) which compares historical investment returns and trends over specified periods. To show how different types of investments have performed over time, a chart has been included as Appendix A.

The volatility of each Fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular Fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six Funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the Fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or Fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.


Standard deviation measures the volatility of actual periodic returns around a trendline of average returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Tax Status


The Ultra Series Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Ultra Series Fund expects to distribute all of its net investment income and net realized capital gains to its shareholders (the separate accounts and qualified plans) to avoid imposition of an Ultra Series Fund-level income or excise tax. The Ultra Series Fund will inform its shareholders (the separate accounts and qualified plans) of the amount and nature of all distributions. Each Fund is treated as a separate entity for federal income tax purposes, and therefore, the investments and results of the Funds are determined separately for purposes of determining whether the Ultra Series Fund qualifies as a "regulated investment company" and for purposes of determining net investment income or loss and net realized capital gain or loss. Additional tax information appears in the Statement of Additional Information.

Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. Please refer to the appropriate tax disclosure in the prospectuses related to a separate account and to its related variable annuity or variable life insurance contract for more information on the taxation of life insurance companies, separate accounts, as well as the tax treatment of variable annuity and variable life insurance contracts and the holders thereof.

Each Fund intends to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on each Fund by Subchapter M and the Act. These requirements place certain limitations on the assets of each separate account that may be invested in the securities of a single issuer. Because section 817(h) and the regulations thereunder treat each Fund's assets as assets of the related separate account, these limitations apply to each Fund's assets that may be invested in the securities of a single issuer. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of the separate accounts, the insurance company, the variable annuity contracts and variable life insurance contracts, and tax consequences to the holders thereof, other than as described in the respective variable contract prospectuses.


Net Asset Value


Funds' shares are sold and redeemed at a price equal to the shares' Net Asset Value with no sales or other charges. Net Asset Value is determined by adding the total current values of each Fund's securities, cash, receivables, and other assets and then subtracting all liabilities. Net Asset Value per share is calculated on each Valuation Day at the earlier of 3:00 p.m. Central Standard Time or the close of the New York Stock Exchange. A Valuation Day is any day the New York Stock Exchange is open for business, except that the Friday immediately following Thanksgiving and the final scheduled work day preceding Christmas are not Valuation Days, and the days immediately preceding or immediately following New Year's Day and Independence Day when such days fall on Saturday or Sunday, respectively, are not Valuation Days. Federal securities regulations will be followed in case of an emergency which makes valuation extremely difficult, for example, fire, blizzard or tornado.

Funds' shares will be purchased and redeemed at the Net Asset Value next determined after receipt of a sales order or request for redemption. The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds will value their assets based on market value if such a value can be established. If not, a good faith determination will be made by or at the direction of the Trustees. Short-term investments having maturities of 60 days or less will be valued at amortized cost. The Money Market Fund will value its portfolio assets using the amortized cost method. This method is designed to stabilize the Net Asset Value at $1.00 per share. More information about the calculation of Net Asset Value is in the Statement of Additional Information.

                                   APPENDIX A


The chart depicts the growth of a dollar invested in common stocks, small company stocks, long-term government bonds, Treasury bills and an index of inflation over the period from the end of 1925 to the end of 1996. Results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not accounted for except in the small stock index starting in 1982. The chart was prepared to show changes in the market value of securities, not returns on variable life and annuity contracts. The chart does not reflect any of the charges made at the separate account level or at the mutual fund level of a variable contract.

The chart shows how stocks, bonds and bills have performed in the past. The chart illustrates the basic relationship between risk and return. Treasury bills had the least investment risk and the lowest investment return. Stocks had the most investment risk and the highest investment return. The common stock performance shown is based on the Standard and Poor's 500 stock index, a market value weighted index of industrial, financial, utility and transportation stocks. The chart is a historical record of the past. It is not a projection of future return.


At this place, the document shows a graphic representation of the information set forth above.


[To be added by amendment]


ce: (C) Stocks, Bonds, Bills and Inflation 1996 YearbookTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

                                     Part B
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (319) 352-4090


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE ULTRA SERIES FUND WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, DATED MAY 1, 1997, CALL OR WRITE CUNA BROKERAGE SERVICES, INC., 2000 HERITAGE WAY, WAVERLY, IOWA 50677, (319) 352-4090, (800) 798-5500.


                                   MAY 1, 1997

                                TABLE OF CONTENTS
                                                                       PAGE

GENERAL INFORMATION.....................................................B-1

INVESTMENT PRACTICES....................................................B-1
         Lending Portfolio Securities...................................B-1
         Restricted Securities..........................................B-1
         Foreign Securities.............................................B-2
         Put and Call Options...........................................B-2
         Financial Futures and Related Options..........................B-3
         Stock Index Futures and Related Options........................B-3
         Bond Fund Practices............................................B-4

INVESTMENT LIMITATIONS..................................................B-5

PORTFOLIO TURNOVER......................................................B-6

BELOW INVESTMENT GRADE CORPORATE DEBT SECURITIES........................B-6

MANAGEMENT OF THE FUND..................................................B-7
         Officers and Trustees..........................................B-7
         Trustees Compensation..........................................B-8
         Substantial Shareholders.......................................B-8
         Beneficial Owners..............................................B-9

THE INVESTMENT ADVISER..................................................B-9

EXPENSES OF THE FUND...................................................B-10

DISTRIBUTION PLAN AND AGREEMENT........................................B-11

CUSTODIAN..............................................................B-11

INDEPENDENT AUDITORS...................................................B-11

BROKERAGE..............................................................B-11

HOW SECURITIES ARE OFFERED.............................................B-12
         Distributor...................................................B-12
         Transfer Agent................................................B-12

NET ASSET VALUE OF SHARES..............................................B-12
         Money Market Fund.............................................B-12
         Capital Appreciation Stock, Growth and Income Stock,
         Balanced, Bond, and Treasury 2000 Funds.......................B-13

DIVIDENDS, DISTRIBUTIONS AND TAXES.....................................B-14
         Options and Futures Transactions..............................B-14
         Straddles.....................................................B-15

CALCULATION OF YIELDS AND TOTAL RETURNS................................B-15
         Money Market Fund Yields......................................B-15
         Other Fund Yields.............................................B-16
         Average Annual Total Returns..................................B-17
         Other Total Returns...........................................B-17

DESCRIPTION OF BOND RATINGS (AS PUBLISHED BY THE RATING SERVICES)......B-18

DESCRIPTION OF COMMERCIAL PAPER RATINGS
  (AS PUBLISHED BY THE RATING SERVICES)................................B-19

FINANCIAL STATEMENTS...................................................B-19

                               GENERAL INFORMATION


The Ultra Series Fund is an investment company consisting of six separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.


                              INVESTMENT PRACTICES


The Ultra Series Fund Prospectus describes the investment objective and policies of each of the six Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year, no Fund has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in foreign securities (although it has and may continue to invest up to 25% of assets in American Depository Receipts traded on U.S. exchanges representing shares of foreign issues traded on foreign exchanges), investing in options, financial futures, stock index futures and related options. No Fund has a current intention of employing these practices in the foreseeable future. If they are used in the foreseeable future, no more than 5% of a Fund's net assets will be at risk.

If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or U.S. Treasury bills as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk.


Restricted Securities


Each Fund, except the Money Market and Treasury 2000 Funds, may invest in restricted securities. Securities regulations limit the sale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933 or by obtaining an exemption therefrom. Private or public sales of such securities by the Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each Fund will be valued at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the Fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.


Foreign Securities


All Funds, except the Treasury 2000 Fund, may invest in foreign securities. Investment in foreign issuers involves investment risks that are different, in some respects, from an investment in U.S. domestic issuers. Such risks may include foreign political and economic developments. Publicly available information concerning issuers located outside the United States may not be comparable in scope or depth of analysis to that generally available for publicly held U.S. issuers. Accounting and auditing practices and financial reporting requirements may vary significantly from country to country and generally are not comparable to those applicable to publicly held U.S. corporations. In the event of default, debt obligations of foreign issuers may be difficult to enforce. The Investment Adviser will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers but because public information is not always comparable to that available on domestic issuers, this may not be possible.
Therefore, while the Investment Adviser will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, this may not always be possible. No Fund will invest more than 10% of the value of its assets in foreign securities.


Put and Call Options


All Funds, except the Money Market Fund, may engage in the purchase, sale and writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the Fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the Fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction."
This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The Fund may write put and call options only if they are covered, and the options must remain covered so long as a Fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the Fund using such option.


Financial Futures and Related Options


The Balanced, Bond, and Treasury 2000 Funds may engage in transactions in financial futures contracts or related options, but only as a hedge against changes in the values of securities held in the Fund's portfolio resulting from market conditions or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the Fund's total assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the Fund upon termination of the Fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the Fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the Fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the Fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


Stock Index Futures and Related Options


The Capital Appreciation Stock, Growth and Income Stock, and Balanced Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of total assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices


As stated in the Prospectus, the Bond Fund will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the Prospectus, management will retain that instrument only if management believes it is in the best interest of the Fund. Management does not currently intend to invest more than five percent (5%) of the net assets in corporate debt securities which are not in the four highest ratings by Standard and Poor's Corporation or Moody's Investors Service, Inc., but, on occasion, the Fund may do so. The Fund may also invest in debt options, interest rate futures contracts, and options on interest rate futures contracts.

The Fund may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk or obtain additional income and not with a view toward speculation. The Fund will invest only in futures and options which are traded on U.S. exchanges or boards of trade.

In the fixed income securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchases of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, the Fund will not commit itself to forward commitment agreements in an amount in excess of 25% of net assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.


                             INVESTMENT LIMITATIONS


The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). None of the Funds within the Ultra Series Fund may:

1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a Fund by enabling the Fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Monies used to pay interest on borrowed funds will not be available for investment. A Fund will not make additional investments while it has borrowings outstanding.

2. Underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.


3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.

4. Purchase or sell commodities, commodity contracts (except futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.)


5. Invest more than five percent (5%) of the value of the assets of a Fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


6. Invest in securities of a company for the purpose of exercising control or management.

7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.


8. Purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein.

9. Issue senior securities as defined in the Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a)
         entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a Fund may be required to liquidate investments to be in compliance with the Act.


10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.

11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets.


12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Trustees.


13. Invest in foreign securities in excess of ten percent (10%) of the value of its total assets.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.


The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds may not purchase securities on margin or sell short. However, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.


                               PORTFOLIO TURNOVER


While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not affect Net Asset Value or net investment income.

The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate for the fiscal year ended December 31, 1995, for each Fund was as follows: Capital Appreciation Stock, 61.3%; Growth and Income Stock, 57.8%; Balanced, 36.7%; Bond, 14.7%; and Treasury 2000, 0.0%. The portfolio turnover rate for the fiscal year ended December 31, 1996, for each Fund is as follows: Capital Appreciation Stock, 49.8%; Growth and Income Stock, 40.6%; Balanced, 33.5% (Stocks, 23.2%; Bonds, 10.3%); Bond, 25.7%; and Treasury
2000, 0.0%.


                BELOW INVESTMENT GRADE CORPORATE DEBT SECURITIES


Corporate debt securities which are not within the four highest ratings by Standard & Poor's Corporation or Moody's Investors Service, Inc. ("non-investment grade bonds") may have speculative characteristics and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher grade corporate debt securities.

Lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. Accordingly, the returns on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default.


In addition, noninvestment grade bonds may have a limited secondary market in which to dispose of or from which to obtain valuations of these securities. Therefore, any valuation of these securities may be more subjective than valuing securities for which there is a more established secondary market. Also, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of these securities.


Achievement of the investment objective of a Fund that invests in noninvestment grade bonds may be more dependent on the Investment Adviser's credit analysis than a Fund which invests exclusively in investment-grade securities. While ratings are, therefore, important in the securities selection process, the Investment Adviser does not rely totally on ratings assigned to corporate debt obligations by commercial rating firms. For more information about the characteristics of the various bond ratings, see DESCRIPTION OF BOND RATINGS.

Subsequent to its purchase, a rating of an issue of debt securities may be reduced below the minimum rating required for purchase. The Investment Adviser will consider such an event when deciding whether a Fund should continue to hold that security. The Funds are not required to dispose of securities after ratings have dropped below such minimum rating.


                             MANAGEMENT OF THE FUND

Officers and Trustees

Name and Address                    Position(s) Held with Fund          Principal Occupation(s) For
                                                                        the Past 5 Years


Michael S. Daubs                    President                           CIMCO Inc.
5910 Mineral Point Road             1983 - Present                      President
Madison, WI 53705                                                       1982 - Present

                                                                        CUNA Mutual Life Insurance Company
                                                                        Chief Investment Officer
                                                                        1973 - Present


                                                                        CUNA Mutual Insurance Society
                                                                        Chief Investment Officer
                                                                        1990 - Present


Lawrence R. Halverson               Vice President                      CIMCO Inc.
5910 Mineral Point Road             1987 - Present                      Senior Vice President
Madison, WI  53705                  Secretary                           1996 - Present
                                    1992 - Present                      Vice President
                                                                        1987 - 1996
                                    Secretary
                                                                        1992 - Present

                                                                        CUNA Brokerage Services, Inc.
                                    President
                                                                        1996 - Present

Donald E. Heltner                   Vice President                      CIMCO Inc.
5910 Mineral Point Road             1983 - Present                      Vice President
Madison, WI 53705                                                       1982 - Present
                                    Treasurer
                                                                        1992 - Present


Robert M. Buckingham                Chief Financial Officer and         CUNA Mutual Life Insurance Company
2000 Heritage Way                   Assistant Secretary                 Vice President and Valuation Actuary
Waverly, IA 50677                   1993-Present                        1991-Present

Michael G. Joneson                  Chief Accounting Officer,           CUNA Mutual Life Insurance Company
2000 Heritage Way                   Treasurer, and Assistant            Vice President - Controller, Treasurer
Waverly, IA 50677                   Secretary                           1986-Present
                                    1992-Present


Gwendolyn M. Boeke                  Trustee                             Evangelical Lutheran Church in America
2000 Heritage Way                   1988 - Present                      Area Representative - Iowa
Waverly, IA  50677                                                      1990 - Present


Alfred L. Disrud                    Trustee                             Planned Giving Services
2000 Heritage Way                   1987 - Present                      Waverly, Iowa 50677
Waverly, IA  50677                                                      Owner
                                                                        1986 - Present



Kevin T. Lentz *                    Trustee                             CUNA Mutual Life Insurance Company
2000 Heritage Way                   1993 - Present                      Chief Operating Officer
Waverly, IA  50677                                                      1993 - Present

                                                                        CUNA Mutual Life Insurance Company
                                                                        Vice President, Individual Life & Health
                                                                        1992 - 1993

                                                                        CUNA Mutual Insurance Company
                                                                        Vice President, Member Services
                                                                        1992  - Present


Keith S. Noah                       Trustee                             Noah & Smith
2000 Heritage Way                   1984 - Present                      Charles City, Iowa 50616
Waverly, IA  50677                                                      Partner
                                                                        1948 - Present


Thomas C. Watt                      Trustee                             MidAmerican Energy Company
2000 Heritage Way                   1986 - Present                      Waterloo, Iowa  50704
Waverly, IA  50677                                                      District Manager
                                                                        1995 - Present

                                                                        Midwest Power Systems, Inc.
                                                                        Waterloo, Iowa  50704
                                                                        Division Manager
                                                                        1992 - 1995


                                                                        Iowa Public Service Company
                                                                        Waterloo, Iowa 50704
                                                                        Vice President - East District
                                                                        1962 - 1992

*An interested person within the meaning of the Act.



Trustees Compensation
                                        Aggregate Compensation
Names of Trustees                       From The Ultra Series Fund 1996
-----------------                       -------------------------------


Gwendolyn M. Boeke                          $2,500
Alfred L. Disrud                            $2,500
Kevin T. Lentz*                             $    0
Keith S. Noah                               $2,500
Thomas C. Watt                              $2,500


* Uncompensated Interested Trustee


Trustees and officers of the Ultra Series Fund do not receive any benefits from the Ultra Series Fund upon retirement nor does the Ultra Series Fund accrue any expense for pension or retirement benefits. The Trustees and officers of the Ultra Series Fund do not currently serve as trustees or officers of any open-end management investment company that is an affiliated person of the Ultra Series Fund or that is managed by the Investment Adviser.


Substantial Shareholders


CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 1997 the separate accounts of the Company were the only shareholders of the Ultra Series Fund. Voting rights are described in the Ultra Series Fund Prospectus in the GENERAL INFORMATION, Shareholder Rights section.


Beneficial Owners


As of May 1, 1997, except for the Company's initial capital contribution, the beneficial owners of the Ultra Series Fund are policyowners and contract owners of the Company. As of March 31, 1997, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each Fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of March 31, 1997, the following persons had a beneficial interest exceeding five percent (5%):



Fund       Beneficial Owner      Holdings          Percentage of
                                                   Net Assets


         [To be added by amendment]



                             THE INVESTMENT ADVISER


The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is CIMCO Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                          Management Fee Table

              Series                             Management Fee
              Capital Appreciation Stock         0.80 %
              Growth & Income Stock              0.60 %
              Balanced                           0.70 %
              Bond                               0.55 %
              Money Market                       0.45 %
              Treasury 2000                      0.45 %

Prior to May 1, 1997, the Company had voluntarily agreed to absorb all ordinary business expenses of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds in excess of .65% of the average daily net assets of those Funds. Effective May 1, 1997, the Company discontinued absorbing the Ultra Series Fund expenses in excess of .65% of average daily net assets and any such expenses will be borne by the Ultra Series Fund.

Under the Investment Advisory Agreement effective prior to May 1, 1997, the total fee paid to the Investment Adviser during the year ended December 31, 1994, was $594,112. The fees were allocated to the Funds as follows: $24,864 to Capital Appreciation Stock, $199,911 to Growth and Income Stock, $300,282 to Balanced, $34,590 to Bond, $28,639 to Money Market, and $5,826 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1995, was $1,003,650. The fees were allocated to the Funds as follows: $103,513 to Capital Appreciation Stock, $357,783 to Growth and Income Stock, $436,723 to Balanced, $51,283 to Bond, $48,171 to Money Market, and $6,177 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1996, was $2,094,152. The fees were allocated to the Funds as follows: $335,246 to Capital Appreciation Stock, $804,430 to Growth and Income Stock, $759,395 to Balanced, $100,076 to Bond, $87,984 to Money Market, and $7,021 to Treasury 2000.

The Investment Adviser makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

Effective January 1, 1992, the Adviser contracted with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1994, the Adviser paid $129,311 for those services. In 1995, the Adviser paid $217,034 for those services. In 1996, the Adviser paid $447,362 for those services. Effective July 17, 1993, the Adviser contracted with CUNA Mutual Insurance Society to perform cash management and investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1994, the Adviser paid $5,578 for those services. In 1995, the Adviser paid $9,487 for those services. In 1996, the Adviser paid $19,711 for those services.

On January 16, 1997, the Management Agreement was approved by the beneficial owners of the Ultra Series Fund after approval and recommendation by the Trustees of the Ultra Series Fund, including a majority of Trustees who are not parties to the Management Agreement or interested persons to any such party as defined in the Act, on October 29, 1996. The Management Agreement, unless sooner terminated, shall continue until two years from the effective date of the Management Agreement and thereafter shall continue automatically for periods of one calendar year so long as such continuance is specifically approved at least annually (a) by the Trustees or by a vote of a majority of the outstanding votes attributable to the shares of the Class representing an interest in the Fund; and (b) by a vote of a majority of those Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, provided the Management Agreement may be terminated as to any Fund or to all Funds by the Ultra Series Fund at any time, without the payment of any penalty, by vote of a majority of the Trustees or by a majority vote of the outstanding votes attributable to the shares of the applicable Fund or by the Investment Adviser on sixty (60) days written notice to the other party. The Management Agreement will terminate automatically in the event of its assignment.

The Management Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Management Agreement.

The directors and principal officers of the Investment Adviser are as follows:

    Joyce A. Harris                 Director and Chair
    James C. Hickman                Director
    Michael B. Kitchen              Director
    Michael S. Daubs                Director and President
    George A. Nelson                Director and Vice Chair
    Lawrence R. Halverson           Senior Vice President and Secretary
    Donald E. Heltner               Vice President and Treasurer
    Charles A. Knudsen              Vice President
    Daniel J. Larson                Vice President
    Thomas J. Merfeld               Vice President
    James M. Greaney                Vice President
    Lois A. O'Rourke                Assistant Vice President


                              EXPENSES OF THE FUND


The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Money Market Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each Fund. Currently, the Company is providing some of these services on behalf of the Investment Adviser.

Prior to May 1, 1997, expenses which exceeded .65% of the average value of daily net assets of such Fund were being absorbed by the Company pursuant to an Expense Reimbursement Agreement between the Company and the Ultra Series Fund. For the year ended December 31, 1995, the Company absorbed $96,817 of ordinary business expense. This expense was allocated among the Funds as follows: $22,806 was allocated to Capital Appreciation Stock, $28,817 to the Growth and Income Stock, $33,518 to Balanced, $3,971 to Bond, and $7,705 to Money Market. For the year ended December 31, 1996, no expenses were absorbed by the Company.


                         DISTRIBUTION PLAN AND AGREEMENT


As described in the Prospectus, the Board of Trustees has adopted a Distribution Plan for the Fund under Rule 12b-1 of the Act to compensate CUNA Brokerage Services, Inc. for certain services and to pay expenses of the Ultra Series Fund incurred in connection with the offering of Class C Fund shares.

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Plan takes effect May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Plan terminates automatically. As long as the Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.


                                    CUSTODIAN


State Street Bank and Trust Company is the custodian for the securities and cash of the Ultra Series Fund. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of the Custody Agreement, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at State Street Bank and Trust Company.



                              INDEPENDENT AUDITORS


The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the reports of KPMG Peat Marwick, LLP, Des Moines, Iowa, independent auditors, and upon the authority of said firm as experts in accounting and auditing.


                                    BROKERAGE


It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund or the Investment Adviser is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Investment Adviser in connection with other clients of the Investment Adviser. Conversely, research received from placement of brokerage for other accounts may be used by the Investment Adviser in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Adviser, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Investment Adviser's other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund. For the year ended December 31, 1994, Capital Appreciation Fund paid $22,779, Growth and Income Stock Fund paid $85,572 and Balanced Fund paid $61,279 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1994. For the year ended December 31, 1995, Capital Appreciation Stock Fund paid $76,931, Growth and Income Stock Fund paid $169,671, and Balanced Fund paid $100,693 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1995. For the year ended December 31, 1996, Capital Appreciation Stock Fund paid $171,251, Growth and Income Fund paid $336,331 and Balanced Fund paid $150,550 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1996.


The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.


Where advantageous, the Ultra Series Fund may participate with other clients of the Investment Adviser in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Investment Adviser has established various policies and procedures that assure equitable treatment of all accounts.


The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                           HOW SECURITIES ARE OFFERED

Distributor


As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through the distributor, pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of CUNA Brokerage Services, Inc. is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders.


Transfer Agent


The Company, an affiliated person, acts as transfer agent and dividend disbursing agent for the Ultra Series Fund.


                            NET ASSET VALUE OF SHARES


Net Asset Value per share is calculated each Valuation Day. Net Asset Value is determined by dividing each Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.

The Net Asset Value of a share issued by the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.) The Net Asset Value of a share of the Treasury 2000 Fund was initially set at $3.62 per share.


Money Market Fund


The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.


Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds

Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price as of the end of the Valuation Period, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.


Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.


Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

1.       Securities  (including   restricted   securities)  for  which  complete
         quotations are not readily available, and

2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

3.       Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


The Ultra Series Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will be treated as a separate entity for federal income tax purposes, and, therefore, the investments and results of each Fund is determined separately for purposes of determining whether the Fund qualifies as a "regulated investment company" and for purposes of determining the Fund's net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a "regulated investment company," a Fund must, among other things, meet the diversification requirements of Subchapter M of the Code, derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than thirty percent (30%) of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. It is the intention of the Ultra Series Fund to meet these requirements with respect to each Fund in order to qualify as a regulated investment company.

In order for a Fund to be treated as a conduit and avoid the imposition of any Fund-level income or excise tax, the Fund must distribute at least ninety percent (90%) of its net investment income. Net investment income of each Fund, other than the Money Market Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Money Market Fund (from the last determination thereof) consists of interest accrued and/or discount earned less the estimated expenses of that Fund applicable to that dividend period. Net investment income of the Treasury 2000 Fund includes accrued original issue discount.

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income, if any, of each Fund thereby avoiding the imposition of any Fund-level income or excise tax as follows:

         (i) Dividends on the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund.

         (ii) Dividends of ordinary income from the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund.

         (iii) All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.

         (iv) Dividends on the Treasury 2000 Fund cannot be paid to its shareholders (the Separate Accounts) during the taxable year since no cash will be available for distribution until the securities are sold or mature. The Fund is treated as if it paid a dividend of a certain amount without actually paying the dividend if the shareholder consents to the treatment ("consent dividend"). The Separate Accounts will file a consent on Form 972 each year to include in gross income, as a taxable dividend for that year, an amount computed to be sufficient to enable the Fund to meet the distribution requirements necessary for the Fund to be treated as a conduit and taxed as a regulated investment company.

         Because there will be no periodic payment of interest on the Stripped Treasury Securities held by the Treasury 2000 Fund, shareholders (i.e., the separate accounts or qualified plans) will be requested periodically to sign consents to have a certain portion of the accrued amount of discount treated as dividends. Currently the separate accounts are the only shareholders of the Treasury 2000 Fund; it is anticipated that any taxable income will be offset by a corresponding deduction for an increase in reserves.


Options and Futures Transactions


The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased and finally, whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or a put option on an equity or convertible debt security, the treatment for federal income tax purposes of the premium that it receives will, subject to the straddle rules, depend on whether the option is exercised. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

One or more Funds may invest in Section 1256 contracts. Section 1256 contracts generally include options on nonconvertible debt securities (including securities of U.S. Government agencies or instrumentalities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency, and options on foreign currency futures will qualify as Section 1256 contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. In general, gain or loss on Section 1256 contracts will be treated as 60% long-term and 40% short-term capital gain or loss ("60/40"), regardless of the period of time particular positions are actually held by a Fund. In addition, any Section 1256 contracts held at the end of each taxable year (and on October 31 of each year for purposes of determining the amount of capital gain net income that a Fund must distribute to avoid liability for the 4% excise tax) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. This deemed realization does not cause a disposition for purposes of the "short-short" rule.


Straddles


Hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. Straddles are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle).

To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.


                     CALCULATION OF YIELDS AND TOTAL RETURNS


From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.


Money Market Fund Yields


From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:


         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

         NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

         ES       =        per share expenses  attributable to the  hypothetical
                           account for the seven-day period.

         UV       =        the share  value  for the first day of the  seven-day
                           period.


                           365/7


         Effective yield = (1 + ((NCS-ES)/UV))   - 1

         Where:

         NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

         ES       =        per share expenses  attributable to the  hypothetical
                           account for the seven-day period.

         UV       =        the share  value  for the first day of the  seven-day
                           period.


The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.


Other Fund Yields


From time to time, sales literature may quote the current annualized yield of one or more of the Funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.


The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

         Yield    =        2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

         Where:


         NI       =        net  income of the Fund for the  30-day or  one-month
                           period attributable to the Fund's shares.

         ES       =        expenses  of the Fund  for the  30-day  or  one-month
                           period.


         U        =        the average number of shares outstanding.

         UV       =        the share  value at the close  (highest)  of the last
                           day in the 30-day or one-month period.


The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.


Average Annual Total Returns


From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.


The total return is calculated according to the following formula:

         TR       =        ((ERV/P)1/N) - 1

         Where:

         TR       =        the  average  annual  total  return  net of any  Fund
                           recurring charges.

         ERV      =        the  ending  redeemable  value  of  the  hypothetical
                           account at the end of the period.

         P        =        a hypothetical initial payment of $1,000.

         N        =        the number of years in the period.

Such average annual total return information for the Funds is as follows:


                            For the          For the         For the
                            1-year           5-year          10-year
                            period           period          period
                            ended            ended           ended
Fund                        12/31/96         12/31/96        12/31/96

Capital Appreciation          21.44%          N/A            18.74%*
Growth and Income             22.02%         14.84%          13.72%
Balanced                      10.79%          9.74%          10.46%
Bond                           2.86%          6.11%           7.51%
Treasury 2000                  2.10%          7.42%          10.78%


  * Capital Appreciation Fund returns are from inception, January 3, 1994.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR      =        (ERV/P) - 1

         Where:


         CTR      =        The cumulative total return net of any Fund recurring
                           charges for the period.


         ERV      =        The  ending  redeemable  value  of  the  hypothetical
                           investment at the end of the period.

         P        =        A hypothetical single payment of $1,000.

        DESCRIPTION OF BOND RATINGS (AS PUBLISHED BY THE RATING SERVICES)

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics, and in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba and below are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are a poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of this generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note: Standard & Poor's applies the modifiers of (+) or (-) in each generic rating classification from "AA" through "B" in its corporate bond rating system. The plus sign indicates that the security ranks in the higher end of this generic rating category; the lack of a modifier indicates a mid-range ranking; and the minus sign indicates that the issue ranks in the lower end of its generic rating category.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS
  DESCRIPTION OF COMMERCIAL PAPER RATINGS (AS PUBLISHED BY THE RATING SERVICES) Moody's Investors Service, Inc.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                Prime-1                 Highest Quality
                Prime-2                 Higher Quality
                Prime-3                 High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Standard & Poor's Corporation

A brief description of the applicable Standard & Poor's rating symbols for investment grade commercial paper and their meanings follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

         A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                              FINANCIAL STATEMENTS

Data from the most recent annual report begins on the next page.



                                                         ULTRA SERIES FUND
                                                Statement of Assets and Liabilities
                                                         December 31, 1996


                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
Assets:                                   Stock Fund        Fund           Fund            Fund           Fund           Fund
                                          ----------        ----           ----            ----           ----           ----
Investments in securities, at value,
   (note 2)-see accompanying schedule
   (cost $86,149,857)                  $99,257,406    $        --    $         --   $         --   $         --  $           --
   (cost $195,704,851)                          --    234,433,573              --             --             --              --
   (cost $177,868,978)                          --             --     193,469,283             --             --              --
   (cost $26,049,732)                           --             --              --     26,144,779             --              --
   (cost $21,019,331)                           --             --              --             --     21,019,331              --
   (cost $1,388,086)                            --             --              --             --             --       1,585,290
  Receivable for securities sold           556,544        453,046         267,730             --             --              --
  Accrued interest receivable               18,614          9,180       1,378,366        441,478          5,668              --
  Accrued dividends receivable             128,297        447,009         153,501             --             --              --
                                       -----------    -----------     -----------     ----------     ----------      ----------
    Total assets                        99,960,861    235,342,808     195,268,880     26,586,257     21,024,999       1,585,290
                                       -----------    -----------     -----------     ----------     ----------      ----------

Liabilities:
  Payable for securities purchased       1,234,318      2,376,550         437,598             --             --              --
  Dividends payable                             --             --              --             --          2,750              --
  Accrued expenses                          52,710        125,485         106,408         14,334         11,262             549
                                       -----------    -----------     -----------     ----------     ----------      ----------
    Total liabilities                    1,287,028      2,502,035         544,006         14,334         14,012             549
                                       -----------    -----------     -----------     ----------     ----------      ----------
Net assets applicable to outstanding
capital stock                          $98,673,833   $232,840,773    $194,724,874    $26,571,923    $21,010,987      $1,584,741
                                       ===========    ===========     ===========     ==========     ==========      ==========
Represented by:
 Capital stock, par value $.01             $67,593       $109,196        $127,374        $25,731       $210,110          $1,834
 Additional paid-in capital             85,416,504    193,792,032     178,833,180     26,433,111     20,800,877       1,385,703
 Undistributed net investment income        14,253         69,558          94,881         18,034             --              --
 Undistributed net realized gain(loss)
  on investments                            67,934        141,265          69,134             --             --              --
 Unrealized appreciation (depreciation)
   on investments                       13,107,549     38,728,722      15,600,305         95,047             --         197,204
                                       -----------    -----------     -----------     ----------     ----------      ----------

Total net assets - representing
net assets applicable to outstanding
capital stock                          $98,673,833   $232,840,773    $194,724,874    $26,571,923    $21,010,987      $1,584,741
                                       ===========    ===========     ===========     ==========     ==========      ==========
Number of shares issued and
 outstanding (note 5)                    6,759,264     10,919,647      12,737,422      2,573,070     21,010,987         183,351
                                       ===========    ===========     ===========     ==========     ==========      ==========
Net asset value per share of
outstanding capital stock(note 2)           $14.60         $21.32          $15.29         $10.33          $1.00           $8.64
                                       ===========    ===========     ===========     ==========     ==========      ==========

See accompanying notes to financial statements.


                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                     Investments in Securities
                                                         December 31, 1996


CAPITAL APPRECIATION STOCK                   % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    4.7%
   Coca-Cola Co.                                         A-1+/P-1         5.69%        Jan 09, 1997     $1,000,000        $998,756
   Merrill Lynch Capital Markets                         A-1+/P-1         5.72%        Jan 21, 1997      1,500,000       1,495,316
   Chase Manhattan - Cash Account                                         4.65%                          2,140,155       2,140,155
                                                                                                                         ---------
     TOTAL SHORT-TERM INVESTMENTS                                                                                       $4,634,227
                                                                                                                         ---------

                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               95.9%

Forest Products/Paper:                       2.1%
   Champion International Corp.                                                                             22,150        $957,987
   Georgia Pacific Corp.                                                                                     4,800         345,600
   Potlatch Corporation                                                                                      9,700         417,100
   Union Camp Corp.                                                                                          7,500         358,125
                                                                                                                          --------
     Forest Products/Paper total                                                                                         2,078,812
                                                                                                                          --------

Insurance:                                   4.5%
   Aetna, Inc.                                                                                              35,800       2,864,000
   Allstate Corporation                                                                                     26,402       1,528,015
                                                                                                                          --------
     Insurance total                                                                                                     4,392,015
                                                                                                                          --------

Banks:                                       1.3%
   Bankers Trust New York Corp.                                                                             14,400       1,242,000
                                                                                                                          --------

Investment Banking/Brokerage:                9.0%
   A. G. Edwards, Inc.                                                                                      47,700       1,603,912
   Dean Witter Discover & Company                                                                           11,200         742,000
   Everest Reinsurance Holdings, Inc.                                                                       42,900       1,233,375
   Mutual Risk Management Ltd.                                                                              78,833       2,916,820
   Salomon Inc.                                                                                             51,100       2,408,088
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  8,904,195
                                                                                                                          --------

Drugs/Health Care:                           9.7%
   Bristol-Myers Squibb Co.                                                                                 16,700       1,816,125
   Centocor Inc.***                                                                                         42,300       1,512,225
   Glaxo Wellcome PLC - ADR                                                                                 92,900       2,949,575
   Healthsource, Inc.***                                                                                    46,000         603,750
   MedPartners, Inc.***                                                                                     59,252       1,244,292
   Pharmacia & Upjohn, Inc.                                                                                 35,700       1,414,613
                                                                                                                          --------
     Drugs/Health Care total                                                                                             9,540,580
                                                                                                                          --------

Hospital Management/Supplies:                2.2%
   Biomet, Inc.                                                                                             45,800         692,725
   Columbia/HCA Healthcare Corp.                                                                            37,100       1,511,825
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  2,204,550
                                                                                                                          --------

Retail-Discount:                             2.9%
   Price/Costco, Inc.***                                                                                    72,200       1,814,025
   Wal-Mart Stores, Inc.                                                                                    47,600       1,088,850
                                                                                                                          --------
     Retail-Discount total                                                                                               2,902,875
                                                                                                                          --------

Media:                                       4.3%
   Banta Corporation                                                                                        43,600         997,350
   Cognizant Corp.                                                                                          15,700         518,100
   Dun & Bradstreet Corp.                                                                                   15,700         372,875
   K-III Communications, Inc.***                                                                           222,100       2,387,575
                                                                                                                          --------
     Media total                                                                                                         4,275,900
                                                                                                                          --------

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Foods - Products & Service:                  6.5%
   General Mills Inc.                                                                                       21,500      $1,362,563
   Hudson Foods, Inc.                                                                                       39,900         758,100
   Nabisco Holdings Corp. - Class A                                                                         38,200       1,485,025
   Sara Lee Corp.                                                                                           34,100       1,270,225
   Tyson Foods, Inc. - Class A                                                                              44,700       1,530,975
                                                                                                                          --------
     Foods - Products & Service total                                                                                    6,406,888
                                                                                                                          --------

Auto-Related:                                2.4%
   General Motors Corporation                                                                               16,500         919,875
   Jason, Inc.***                                                                                           87,400         568,100
   Strattec Security Corp.***                                                                               50,250         917,063
                                                                                                                          --------
     Auto-Related total                                                                                                  2,405,038
                                                                                                                          --------

Apparel/Textile:                             0.7%
   Nine West Group, Inc.***                                                                                 14,500         672,438
                                                                                                                          --------

Office Equipment/Computers:                  12.9%
   Alphanet Solutions, Inc.***                                                                              36,900         590,400
   Amdahl Corp.***                                                                                         116,200       1,408,925
   EMC Corp.***                                                                                            125,500       4,157,188
   International Business Machines Corp.                                                                    12,050       1,819,550
   Seagate Technology, Inc.***                                                                              25,400       1,003,300
   Wang Laboratories, Inc.***                                                                              182,500       3,695,625
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   12,674,988
                                                                                                                         ---------

Electronics-Semiconductors:                  1.5%
   Dallas Semiconductor Corporation                                                                         33,000         759,000
   Micron Technology, Inc.***                                                                               23,700         690,262
                                                                                                                          --------
   Electronics-Semiconductors total                                                                                      1,449,262
                                                                                                                          --------

Electronics:                                 1.2%
   Texas Instruments, Inc.                                                                                  18,100       1,153,875
                                                                                                                          --------

Pollution Control:                           2.7%
   WMX Technologies, Inc.                                                                                   81,900       2,671,988
                                                                                                                          --------

Oil/Oil Service:                             6.2%
   Exxon Corp.                                                                                               8,400         823,200
   Occidental Petroleum Corp.                                                                               82,500       1,928,437
   Schlumberger, Ltd.                                                                                        5,800         579,275
   Unocal Corp.                                                                                             22,700         922,188
   USX-Marathon Group                                                                                       78,400       1,871,800
                                                                                                                          --------
     Oil/Oil Service total                                                                                               6,124,900
                                                                                                                          --------

Natural Gas-Diversified:                     1.1%
   Belden & Blake Corp.***                                                                                  43,900       1,119,450
                                                                                                                          --------

Containers:                                  3.3%
   Owens Illinois, Inc.***                                                                                 143,500       3,264,625
                                                                                                                          --------

Chemicals:                                   1.1%
   Dow Chemical Company                                                                                      4,600         360,525
   Lyondell Petrochemcial Company                                                                           32,500         715,000
                                                                                                                          --------
     Chemicals total                                                                                                     1,075,525
                                                                                                                          --------

Transportation:                              1.2%
   Delta Air Lines, Inc.                                                                                     6,400         453,600
   Hunt (JB) Transport Services, Inc.                                                                       29,300         410,200
   Midwest Express Holdings, Inc.***                                                                         9,700         349,200
                                                                                                                          --------
   Transportation total                                                                                                  1,213,000

                                                                                                                          --------
                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Telecommunications:                          12.4%
   Aerial Communications, Inc.***                                                                           66,000        $536,250
   Airtouch Communications, Inc.***                                                                        146,600       3,701,650
   Cox Communications, Inc.***                                                                              73,100       1,690,438
   Telefonos deMexico SP ADR - Cl L                                                                         82,900       2,735,700
   U.S.  West Media Group***                                                                               192,000       3,552,000
                                                                                                                         ---------
     Telecommunications total                                                                                           12,216,038
                                                                                                                         ---------

Utilities-Telephone:                         2.6%
   Ameritech Corporation                                                                                    18,800       1,139,750
   Bell Atlantic Corporation                                                                                22,150       1,434,212
                                                                                                                          --------
     Utilities-Telephone total                                                                                           2,573,962
                                                                                                                          --------

Utilities-Electric:                          0.7%
   Pacific Gas & Electric Company                                                                           30,900         648,900
                                                                                                                          --------

Diversified Companies:                       1.2%
   Rockwell International Corporation                                                                       18,600       1,132,275
                                                                                                                          --------

Miscellaneous:                               2.3%
   Interim Services, Inc.***                                                                                64,200       2,279,100
                                                                                                                          --------

     TOTAL COMMON STOCKS
     (COST: $81,515,630)                                                                                               $94,623,179
                                                                                                                        ----------

     TOTAL INVESTMENTS, CAPITAL APPRECIATION
     STOCK FUND (COST: $86,149,857)                                                                                    $99,257,406
                                                                                                                        ==========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At December 31, 1996, the cost of securities for federal income tax purposes was $86,149,857. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

 Gross unrealized appreciation...............$15,471,798
 Gross unrealized depreciation...............(2,364,249)
                                               ---------
 Net unrealized appreciation.................$13,107,549
                                               =========
***This Security is not income producing.

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


GROWTH AND INCOME STOCK                      % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    5.8%
   Associates Corp of North America                       A-1+/P-1        5.32%       Feb 18, 1997      $3,000,000      $2,984,928
   CIT Group Holdings                                     A-1/P-1         5.48%       Mar 11, 1997       1,000,000         989,784
   Ford Motor Credit Company                              A-1/P-1         5.42%       Feb 10, 1997       2,000,000       1,988,244
   General Electric Capital Corporation                   A-1+/P-1        5.43%       Feb 04, 1997       2,900,000       2,888,415
   Interstate Power Co.                                   A-1/P-1         5.45%       Jan 09, 1997         800,000         799,052
   Madison Gas & Electric                                 A-1+/P-1        5.57%       Jan 15, 1997       1,000,000         997,874
   Chase Manhattan - Cash Account                                         4.65%                          2,908,315       2,908,315
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER,
     SAVINGS, AT COST                                                                                                  $13,556,612
                                                                                                                        ----------

                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               94.9%

Forest Products/Paper:                       1.6%
   Champion International Corp.                                                                             44,800      $1,937,600
   Georgia Pacific Corp.                                                                                    11,600         835,200
   Louisiana - Pacific Corporation                                                                          43,500         918,938
   Union Camp Corp.                                                                                         18,000         859,500
                                                                                                                          --------
     Forest Products/Paper total                                                                                         4,551,238
                                                                                                                          --------

Insurance:                                   6.9%
   Aetna Inc.                                                                                               98,500       7,880,000
   Allstate Corporation                                                                                    107,219       6,205,300
   Everest Reinsurance Holdings, Inc.                                                                       68,800       1,978,000
                                                                                                                         ---------
     Insurance total                                                                                                    16,063,300
                                                                                                                         ---------

Banks:                                       1.4%
   Bankers Trust New York Corp.                                                                             36,800       3,174,000
                                                                                                                          --------

Investment Banking/Brokerage:                4.2%
   A. G. Edwards, Inc.                                                                                      74,100       2,491,612
   Dean Witter Discover & Company                                                                           38,500       2,550,625
   Salomon Inc.                                                                                             98,500       4,641,813
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  9,684,050
                                                                                                                          --------

Drugs/Health Care:                           11.1%
   Bristol-Myers Squibb Co.                                                                                 66,750       7,259,062
   Glaxo Wellcome PLC - ADR                                                                                289,800       9,201,150
   MedPartners, Inc.***                                                                                     78,185       1,641,885
   Pharmacia & Upjohn, Inc.                                                                                115,365       4,571,338
   United Healthcare Corp.                                                                                  70,000       3,150,000
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            25,823,435
                                                                                                                         ---------

Hospital Management/Supplies:                3.5%
   Columbia/HCA Healthcare Corp.                                                                           198,406       8,085,045
                                                                                                                          --------

Retail - Discount:                           3.5%
   Price/Costco, Inc.***                                                                                   113,500       2,851,687
   Wal-Mart Stores, Inc.                                                                                   229,400       5,247,525
                                                                                                                          --------
     Retail - Discount total                                                                                             8,099,212
                                                                                                                          --------

Retail - Drug:                               1.6%
   Revco D. S.,  Inc.***                                                                                    97,700       3,614,900
                                                                                                                          --------

Real Estate:                                 0.8%
   Highwood Properties, Inc.                                                                                57,500       1,940,625
                                                                                                                          --------


                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Media                                        3.7%
   Banta Corporation                                                                                        99,900      $2,285,212
   Cognizant Corp                                                                                           37,900       1,250,700
   Cox Communications, Inc.***                                                                             119,900       2,772,688
   Dun & Bradstreet Corp.                                                                                   92,900       2,206,375
                                                                                                                          --------
     Media total                                                                                                         8,514,975
                                                                                                                          --------

Foods - Products & Service:                  9.7%
   General Mills Inc.                                                                                       83,600       5,298,150
   Nabisco Holdings Corp. - Class A                                                                        150,300       5,842,912
   Sara Lee Corp.                                                                                          153,000       5,699,250
   Tyson Foods Inc.,  - Class A                                                                            168,800       5,781,400
                                                                                                                         ---------
     Foods - Products & Service total                                                                                   22,621,712
                                                                                                                         ---------

Auto-Related:                                2.9%
   Echlin, Inc.                                                                                             99,400       3,143,525
   General Motors Corporation                                                                               64,000       3,568,000
                                                                                                                          --------
     Auto-Related total                                                                                                  6,711,525
                                                                                                                          --------

Office Equipment/Computers:                  9.4%
   Amdahl Corp.***                                                                                         181,900       2,205,537
   EMC Corp.***                                                                                            229,900       7,615,438
   International Business Machines Corp.                                                                    70,950      10,713,450
   Seagate Technology, Inc.***                                                                              35,400       1,398,300
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   21,932,725
                                                                                                                         ---------

Electronics:                                 2.0%
   Texas Instruments, Inc.                                                                                  74,000       4,717,500
                                                                                                                          --------

Electrical Equipment:                        0.5%
   Grainger, (W.W.) Inc.                                                                                    15,000       1,203,750
                                                                                                                          --------

Pollution Control:                           3.7%
   WMX Technologies, Inc.                                                                                  262,700       8,570,588
                                                                                                                          --------

Oil/Oil Service:                             7.8%
   Amoco Corporation                                                                                        36,850       2,966,425
   Exxon Corp.                                                                                              42,100       4,125,800
   Occidental Petroleum Corp.                                                                              127,600       2,982,650
   Schlumberger, Ltd.                                                                                       10,650       1,063,668
   Texaco Inc.                                                                                              13,700       1,344,312
   Unocal Corp.                                                                                             53,800       2,185,625
   USX-Marathon Group                                                                                      149,600       3,571,700
                                                                                                                         ---------
     Oil/Oil Service total                                                                                              18,240,180
                                                                                                                         ---------

Containers:                                  2.0%
   Owens-Illinois, Inc.***                                                                                 200,300       4,556,825
                                                                                                                          --------

Chemicals:                                   0.8%
   Dow Chemical Company                                                                                     24,000       1,881,000
                                                                                                                          --------

Transportation:                              1.0%
   Delta Air Lines, Inc.                                                                                    24,100       1,708,088
   Hunt (JB) Transport Services, Inc.                                                                       45,800         641,200
                                                                                                                          --------
     Transportation total                                                                                                2,349,288
                                                                                                                          --------

Telecommunications:                          4.7%
   Airtouch Communications, Inc.                                                                           156,800       3,959,200
   U.S. West Media Group***                                                                                372,700       6,894,950
                                                                                                                         ---------
     Telecommunications  total                                                                                          10,854,150
                                                                                                                         ---------



                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Utilities-Telephone:                         6.1%
   Ameritech Corporation                                                                                    76,200      $4,619,625
   Bell Atlantic Corporation                                                                                87,150       5,642,963
   GTE Corp.                                                                                                87,300       3,972,150
                                                                                                                         ---------
     Utilities-Telephone total                                                                                          14,234,738
                                                                                                                         ---------

Utilities-Electric:                          2.7%
   Duke Power Company                                                                                       35,300       1,632,625
   Northern States Power Company                                                                            40,000       1,835,000
   Pacific Gas & Electric Company                                                                          130,100       2,732,100
                                                                                                                          --------
     Utilities-Electric total                                                                                            6,199,725
                                                                                                                          --------

Diversified Companies:                       3.1%
   Alexander & Baldwin, Inc.                                                                                57,800       1,445,000
   Rockwell International Corp.                                                                             95,400       5,807,475
                                                                                                                          --------
     Diversified Companies total                                                                                         7,252,475
                                                                                                                          --------

     TOTAL COMMON STOCKS
     (COST:  $182,148,240)                                                                                            $220,876,961
                                                                                                                       -----------

     TOTAL INVESTMENTS, GROWTH AND
     INCOME STOCK FUND (COST: $195,074,851)**                                                                         $234,433,573
                                                                                                                       ===========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At  December  31, 1996,  the cost of  securities  for federal  income tax
purposes  was   $195,074,851.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.........................$41,217,593
Gross unrealized depreciation.........................(2,488,871)
                                                       ----------
Net unrealized appreciation...........................$38,728,722
                                                       ==========
***This Security is not income producing.

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                             % Net        Quality      Annualized       Maturity             Par
BALANCED FUND INVESTMENTS:                  Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    7.5%
   CIT Group Holdings                                     A-1/P-1         5.48%       Mar 11, 1997      $4,000,000      $3,946,947
   Ford Motor Credit Corporation                          A-1/P-1         5.42%       Jan 21, 1997       2,000,000       1,994,111
   General Electric Capital Corporation                   A-1+/P-1        5.41%       Jan 07, 1997       2,000,000       1,998,240
   Interstate Power Company                               A-1/P-1         5.45%       Jan 09, 1997       2,000,000       1,997,631
   John Deere Capital                                     A-1/P-1         5.44%       Feb 25, 1997       2,000,000       1,983,897
   Merrill Lynch Capital Markets                          A-1+/P-1        5.48%       Mar 05, 1997       2,000,000       1,981,415
   Chase Manhattan - Cash Account                                         4.65%                            747,560         747,560
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER/SAVINGS                                                                                    $14,649,801
                                                                                                                        ----------

Government Guaranteed - U.S.:                0.5%
   U.S. Treasury Bill                                                     5.29%       Feb 06, 1997       1,000,000         994,910
                                                                                                                          --------

Quasi-Government/Government Sponsored:       2.1%
   Federal Home Loan Bank Discount Notes                                  5.35%       Jan 23, 1997       2,000,000       1,993,632
   Federal Home Loan Bank Discount Notes                                  5.43%       Jan 03, 1997       2,000,000       1,999,417
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT/
     GOVERNMENT SPONSORED                                                                                                3,993,049
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                           $19,637,760
                                                                                                                        ----------

                                             % Net        Quality        Coupon         Maturity             Par
Long-Term Investments:                      Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                8.0%
   U.S. Treasury Notes                                    AAA             8.500       Feb 15, 2000        $500,000        $534,063
   U.S. Treasury Notes                                    AAA             7.875       Nov 15, 1999         500,000         524,063
   U.S. Treasury Notes                                    AAA             7.125       Oct 15, 1998       1,000,000       1,020,313
   U.S. Treasury Notes                                    AAA             7.500       Nov 15, 2001       1,000,000       1,053,126
   U.S. Treasury Notes                                    AAA             7.875       Apr 15, 1998       1,000,000       1,023,751
   U.S. Treasury Notes                                    AAA             5.500       Apr 15, 2000         500,000         491,719
   U.S. Treasury Notes                                    AAA             7.125       Sep 30, 1999       1,000,000       1,027,501
   U.S. Treasury Notes                                    AAA             5.875       Feb 15, 2004         850,000         827,954
   U.S. Treasury Notes                                    AAA             5.750       Aug 15, 2003         700,000         679,219
   U.S. Treasury Notes                                    AAA             6.500       May 15, 2005       1,100,000       1,108,251
   U.S. Treasury Notes                                    AAA             6.500       Aug 15, 2005         700,000         705,032
   U.S. Treasury Notes                                    AAA             5.875       Nov 15, 2005       1,350,000       1,302,751
   U.S. Treasury Notes                                    AAA             6.875       May 15, 2006       1,000,000       1,031,251
   U.S. Treasury Notes                                    AAA             6.625       Jul 31, 2001       1,400,000       1,422,751
   U.S. Treasury Notes                                    AAA             6.375       May 15, 1999       2,000,000       2,018,126
   U.S. Treasury Notes                                    AAA             8.500       May 15, 1997         700,000         707,219
                                                                                                                          --------
     TOTAL GOVERNMENT GUARANTEED- U.S.
     (COST: $15,443,355)                                                                                               $15,477,090
                                                                                                                        ----------

Quasi-Government/Government Sponsored:       7.1%
   Federal Home Loan Bank                                 AAA             5.440       Oct 15, 2003         620,000         583,363
   Federal Home Loan Bank                                 AAA             6.440       Jan 28, 2000         250,000         251,939
   FHLMC 1455 HA                                          AAA             7.900       Jun 15, 2021       3,344,000       3,503,445
   FHLMC 1378 H                                           AAA            10.000       Jan 15, 2021       2,250,000       2,534,328
   FNMA Pass Through Certificate                          AAA             8.000       Feb 01, 2002         102,447         105,281
   FNMA Pass Through Certificate                          AAA             8.400       Nov 25, 2019       1,600,000       1,660,696
   FNMA 1996 - M6 G                                       AAA             7.750       Sep 17, 1923       4,000,000       4,122,500
   Private Export Funding                                 AAA             5.500       Mar 15, 2001       1,000,000         970,211
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT/GOVERNMENT
     SPONSORED (COST: $13,697,208)                                                                                     $13,731,763
                                                                                                                        ----------

Nonconvertible Corporate Bonds:              29.4%

Building Materials:                          0.2%
   Stanley Works                                          A-2/A           7.375       Dec 15, 2002        $250,000        $258,962
                                                                                                                          --------


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Drug/Health Care:                            1.1%
   Abbott Laboratories, Inc.                              AA-1/AAA        6.800       May 15, 2005        $500,000        $502,033
   American Home Products, Corp.                          A-2/A-          7.700       Feb 15, 2000       1,000,000       1,037,567
   Bergen Brunswig                                        BAA-1/A-        7.250       Jun 01, 2005         500,000         499,986
                                                                                                                          --------
     Drug/Health Care total                                                                                              2,039,586
                                                                                                                          --------

Electronics:                                 0.5%
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         500,000         485,306
   Texas Instruments, Inc.                                A-3             9.000       Mar 15, 2001         500,000         544,014
                                                                                                                          --------
     Electronics total                                                                                                   1,029,320
                                                                                                                          --------

Forest Products/Paper:                       2.1%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000         250,000         274,874
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005       1,550,000       1,547,580
   International Paper                                    A-3/A-          7.875       Aug 01, 2006         500,000         529,075
   Kimberly Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         750,000         810,952
   Weyerhaeuser Company                                   A-2/A           8.375       Feb 02, 2007         800,000         883,468
                                                                                                                          --------
     Forest Products/Paper total                                                                                         4,045,949
                                                                                                                          --------

Hospital Supplies:                            0.5
   Baxter International, Inc.                             A-3/A           7.625       Nov 15, 2002         250,000         259,984
   Columbia/HCA Healthcare Corporation                    A-2/A-          6.910       Jun 15, 2005         700,000         700,323
                                                                                                                          --------
     Hospital Supplies total                                                                                               960,307
                                                                                                                          --------

Insurance/Casualty:                          0.3%
   Lincoln National Corp.                                 A-2/A           7.250       May 15, 2005         500,000         501,678
                                                                                                                          --------

Investment Banking/Brokerage:                3.0%
   Dean Witter Discover & Company                         A-2/A           6.250       Mar 15, 2000         200,000         198,847
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        6.875       Nov 01, 2005         300,000         292,808
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        5.625       Feb 15, 2016         500,000         479,550
   Merrill Lynch                                          AA-3/AA-        6.250       Jan 15, 2006         650,000         617,070
   Merrill Lynch                                          AA-3/AA-        7.000       Mar 15, 2006       1,000,000         997,580
   Paine Webber Group                                     BAA-1/BBB+      6.750       Feb 01, 2006       1,000,000         956,406
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         650,000         653,322
   Salomon Inc.                                           BAA-1/BBB       7.125       Aug 01, 1999       1,000,000       1,012,165
   Salomon Inc.                                           BAA-1/BBB       6.875       Dec 15, 2003         600,000         587,030
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  5,794,778
                                                                                                                          --------

Finance Co. - Consumer Loan:                 0.8%
   American General Finance                               A-1/A+          7.125       Dec 01, 1999         500,000         510,056
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005          500,000         505,046
   Norwest Financial Inc.                                 AA-3/AA-        7.875       Feb 15, 2002         500,000         526,512
                                                                                                                          --------
     Finance Co. - Consumer Loan total                                                                                   1,541,614
                                                                                                                          --------

Mortgage Related Securities:                 0.7%
   Prudential Home Funding                                AAA             6.050       Apr 25, 2024       1,500,000       1,305,720
                                                                                                                          --------

Cosmetics/Personal Care:                     0.1%
   Gillette Co.                                           AA-3/AA-        5.750       Oct 15, 2005         300,000         280,557
                                                                                                                          --------

Leisure Time                                 0.5%
   Walt Disney Company                                    A-2/A           6.750       Mar 30, 2006       1,000,000         992,867
                                                                                                                          --------

Media:                                       0.1%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep 01, 2000         250,000         272,311
                                                                                                                          --------

Publishing-News:                             0.3%
   Knight Ridder, Inc.                                    A-1/AA-         8.500       Sep 01, 2001         500,000         529,373
                                                                                                                          --------


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Retail-Department:                           1.1%
   Dayton Hudson Corp.                                    BAA-1/BBB+      9.750       Nov 01, 1998        $500,000       $ 528,868
   Dayton Hudson Corp.                                    BAA-1/BBB+      7.500       Jul 15, 2006       1,000,000       1,022,370
   J. C. Penney Co.                                       A-1/A+          6.875       Jun 15, 1999         500,000         505,420
                                                                                                                          --------
     Retail-Department total                                                                                             2,056,658
                                                                                                                          --------

Foods-Products & Services:                   0.5%
   Archer Daniels Midland                                 AA-2/AA-        6.250       May 15, 2003         500,000         487,752
   Sysco Corporation                                      A-1/AA-         6.500       Jun 15, 2005         585,000         572,034
                                                                                                                          --------
     Foods-Products & Services total                                                                                     1,059,786
                                                                                                                          --------

Beverage/Confect/Tobacco:                    0.4%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         500,000         485,840
   Pepsico Inc.                                           A-1/A           6.125       Jan 15, 1998         250,000         251,062
                                                                                                                          --------
     Beverage/Confect/Tobacco total                                                                                        736,902
                                                                                                                          --------

Auto-Related:                                2.5%
   Borg-Warner Automotive                                 BAA-2/BBB+      7.000       Nov 01, 2006       1,150,000       1,140,339
   Ford Motor Company                                     A-1/A+          7.500       Nov 15, 1999         500,000         513,770
   Ford Motor Company                                     A-1/A+          6.125       Jan 09, 2006       1,000,000         937,336
   Ford Motor Company                                     A-1/A+          7.250       Oct 01, 2008       2,000,000       2,021,004
   General Motors Corporation                             A-3/A-          7.000       Jun 15, 2003         300,000         302,693
                                                                                                                          --------
Auto-Related total                                                                                                       4,915,142
                                                                                                                          --------

Hotel & Motel                                0.5%
   Marriott International, Inc.                           BAA-1/A-        7.125       Jun 01, 2007       1,000,000         982,090
                                                                                                                          --------

Electrical Equipment:                        0.3%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         500,000         484,350
                                                                                                                          --------

Electric Household Appliances:               0.1%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         250,000         282,283
                                                                                                                          --------

Finance-Diversified:                         0.3%
   Dow Capital B.V.                                       A-1/A           7.125       Jan 15, 2003         250,000         254,666
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002         250,000         257,987
                                                                                                                          --------
     Finance-Diversified total                                                                                             512,653
                                                                                                                          --------

Engineering/Construction Services:           0.5%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005       1,000,000         971,071
                                                                                                                          --------

Machinery/Tools:                             0.6%
   Giddings & Lewis                                       BA-1/BBB        7.500       Oct 01, 2005         500,000         496,229
   Ingersoll Rand Company                                 A-2/A           6.480       Jun 01, 2025         700,000         689,728
                                                                                                                          --------
     Machinery/Tools total                                                                                               1,185,957
                                                                                                                          --------

Office Equipment/Computers:                  0.4%
   International Business Machines                        A-1/A           6.375       Jun 15, 2000         500,000         503,125
   Xerox Corporation                                      A-2/A           7.150       Aug 01, 2004         300,000         305,172
                                                                                                                          --------
     Office Equipment/Computers total                                                                                      808,297
                                                                                                                          --------

Telecommunications:                          0.3%
   Cox Communications                                     BAA-2/A-        6.875       Jun 15, 2005         500,000         493,592
                                                                                                                          --------

Oil/Oil Service:                             1.2%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         500,000         518,831
   Mobil Corporation                                      AA-2/AA         8.375       Feb 12, 2001         500,000         534,283
   Shell Oil Company                                      AA-1/AAA        6.625       Jul 01, 1999         300,000         302,731
   Shell Canada, Ltd.                                     A-1/AA          8.875       Jan 14, 2001         500,000         543,510
   Union Oil California                                   BAA-2/BBB       7.200       May 15, 2005         500,000         505,833
                                                                                                                          --------
     Oil/Oil Service total                                                                                               2,405,188

                                                                                                                          --------
                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Pollution Control:                           0.8%
   Waste Management                                       A-1/A+          7.700       Oct 01, 2002        $350,000        $367,788
   WMX Technologies                                       A-1/A+          6.700       May 01, 2001       1,250,000       1,251,900
                                                                                                                          --------
     Pollution Control total                                                                                             1,619,688
                                                                                                                          --------

Chemicals:                                   0.6%
   PPG Industries, Inc.                                   A-1/A           6.875       Aug 01, 2005         500,000         502,296
   Union Carbide Corporation                              BBA-2/BBB       6.790       Jun 01, 2025         700,000         698,170
                                                                                                                          --------
     Chemicals total                                                                                                     1,200,466
                                                                                                                          --------

Specialty Chemicals:                         0.3%
   Praxair, Inc.                                          A-3/BBB+        6.850       Jun 15, 2005         500,000         495,477
                                                                                                                          --------

Transportation:                              4.0%
   American Airlines                                      A-3/BBB         8.040       Sep 16, 2011       1,000,000       1,042,830
   Burlington Northern Inc.                               BAA-2/BBB       7.400       May 15, 1999         500,000         511,377
   Delta Air Lines                                        BAA-1/BBB       8.540       Jan 02, 2007       1,542,601       1,636,850
   Federal Express                                        A-3/BBB+        7.890       Sep 28, 2008         500,000         521,680
   Federal Express - Series A-2                           A-3/BBB+        7.850       Jan 30, 2015       1,000,000       1,032,210
   Golden State Petroluem Transport Corp.                 BAA-2/BBB       8.040       Feb 01, 2019       2,000,000       1,987,420
   Union Pacific Co.                                      BAA-2/BBB       6.250       Mar 15, 1999         500,000         499,195
   United Airlines                                        BAA-1/BBB-      9.020       Apr 19, 2012         472,313         510,675
                                                                                                                          --------
     Transportation total                                                                                                7,742,237
                                                                                                                          --------

Aerospace/Defense:                           0.9%
   Lockheed Martin                                        A-3/BBB+        6.850       May 15, 2001       1,250,000       1,262,832
   Rockwell International Corp.                           A-1/AA          7.625       Feb 17, 1998         500,000         508,772
                                                                                                                          --------
     Aerospace/Defense total                                                                                             1,771,604
                                                                                                                          --------

Utilities-Natural Gas Distribution:          0.4%
   Laclede Gas Co.                                        AA-3/AA-        6.250       May 01, 2003         700,000         685,017
                                                                                                                          --------

Utilities-Telephone:                         1.9%
   Alltel Corporation                                     A2/A+           7.250       Apr 01, 2004         500,000         508,852
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         250,000         251,875
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         350,000         344,658
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         500,000         487,678
   GTE-California                                         AA-3/AA-        6.250       Jan 15, 1998         250,000         250,922
   GTE Corporation                                        A-3/A-          9.100       Jun 01, 2003         500,000         560,810
   New England Telephone & Telegraph                      AA-2/AA-        4.625       Jul 01, 2005         572,000         489,454
   New York Telephone                                     A-2/A           6.500       Mar 01, 2005         500,000         490,460
   Northwestern Bell Telephone Co.                        AA-3/A+         9.500       May 01, 2000         250,000         272,446
                                                                                                                          --------
     Utilities-Telephone total                                                                                           3,657,155
                                                                                                                          --------

Utilities-Electric:                          1.3%
   Central Power & Light, Inc.                            A-2/A           6.000       Oct 01, 1997        250,000         250,141
   Consolidated Edison of New York, Inc.                  A-1/A+          6.250       Apr 01, 1998         300,000         300,626
   Florida Power Corp.                                    AA-3/AA-        6.000       Jul 01, 2003         400,000         384,169
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003        250,000         254,112
   Pacific Gas & Electric Co.                             A-2/A           6.250       Aug 01, 2003         300,000         291,620
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         500,000         493,169
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         500,000         514,272
                                                                                                                          --------
     Utilities-Electric total                                                                                            2,488,109
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.1%
   Burlington Resources Inc.                              A-3/A-          9.625       Jun 15, 2000         250,000         273,298
                                                                                                                          --------

Diversified Companies                        0.2%
   Whitman Corporation                                    BAA-2/BBB+      7.500       Feb 01, 2003         300,000         309,122
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Miscellaneous:                               0.1%
   Chrysler Buildings of New York                         A-1/A-          9.125       May 01, 1999        $250,000        $263,111
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $56,333,928)                                                                                         $56,952,275
                                                                                                                        ----------

                                             % Net
                                            Assets                                                         Shares            Value
Common Stocks:                               45.2%

Forest Products/Paper:                       0.9%
   Champion International Corp.                                                                             18,300        $791,475
   Georgia Pacific Corp.                                                                                     4,700         338,400
   Potlatch Corp                                                                                             7,000         301,000
   Union Camp Corp.                                                                                          7,300         348,575
                                                                                                                          --------
     Forest Products/Paper total                                                                                         1,779,450
                                                                                                                          --------

Insurance:                                   3.2%
   Aetna Inc.                                                                                               38,700       3,096,000
   Allstate Corporation                                                                                     37,457       2,167,824
   Everest Reinsurance Holdings, Inc.                                                                       36,200       1,040,750
                                                                                                                          --------
     Insurance total                                                                                                     6,304,574
                                                                                                                          --------

Banks:                                       0.7%
   Bankers Trust New York Corp.                                                                             14,700       1,267,875
                                                                                                                          --------

Investment Banking/Brokerage:                2.0%
   A. G. Edwards, Inc.                                                                                      35,800       1,203,775
   Dean Witter Discover & Company                                                                           11,200         742,000
   Salomon Inc.                                                                                             40,100       1,889,713
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  3,835,488
                                                                                                                          --------

Drugs/Health Care:                           5.5%
   Bristol-Myers Squibb Co.                                                                                 23,400       2,544,750
   Centocor Inc.***                                                                                         24,600         879,450
   Glaxo Wellcome PLC - ADR                                                                                106,000       3,365,500
   Healthsource, Inc.***                                                                                    30,900         405,562
   MedPartners, Inc.***                                                                                     39,404         827,484
   Pharmacia & Upjohn, Inc.                                                                                 43,335       1,717,149
   United Healthcare Corp.                                                                                  20,800         936,000
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            10,675,895
                                                                                                                         ---------

Hospital Management/Supplies:                1.5%
   Biomet, Inc.                                                                                             36,300         549,037
   Columbia/HCA Healthcare Corp.                                                                            56,100       2,286,075
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  2,835,112
                                                                                                                          --------

Retail-Discount:                             1.3%
   Price/Costco, Inc.***                                                                                    37,700         947,212
   Wal-Mart Stores, Inc.                                                                                    67,700       1,548,638
                                                                                                                          --------
     Retail-Discount total                                                                                               2,495,850
                                                                                                                          --------

Retail-Drug:                                 0.7%
   Revco D.S. Inc***                                                                                        36,400       1,346,800
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Media:                                       2.2%
   Banta Corporation                                                                                        38,000        $869,250
   Cognizant Corp                                                                                           12,800         422,400
   Cox Communications, Inc.***                                                                              65,900       1,523,938
   Dun & Bradstreet Corp                                                                                    12,800         304,000
   K-III Communications Corp                                                                               113,600       1,221,200
                                                                                                                          --------
     Media total                                                                                                         4,340,788
                                                                                                                          --------

Foods-Food Products:                         3.8%
   General Mills, Inc.                                                                                      30,800       1,951,950
   Nabisco Holdings Corp. - Class A                                                                         54,500       2,118,688
   Sara Lee Corp.                                                                                           34,300       1,277,675
   Tyson Foods, Inc. - Class A                                                                              59,500       2,037,875
                                                                                                                          --------
     Foods-Food Products total                                                                                           7,386,188
                                                                                                                          --------

Auto-Related:                                0.6%
   General Motors Corporation                                                                               21,200       1,181,900
                                                                                                                          --------

Office Equipment/Computers:                  5.5%
   Amdahl Corp.***                                                                                          89,300       1,082,762
   EMC Corp.***                                                                                            103,900       3,441,688
   International Business Machines Corp.                                                                    22,050       3,329,550
   Seagate Technology, Inc.***                                                                              18,800         742,600
   Wang Laboratories, Inc. ***                                                                             104,800       2,122,200
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   10,718,800
                                                                                                                         ---------

Electronics:                                 0.9%
   Micron Technology Inc.***                                                                                14,200         413,575
   Texas Instruments, Inc.                                                                                  19,700       1,255,875
                                                                                                                          --------
     Electronics total                                                                                                   1,669,450
                                                                                                                          --------

Electrical Equipment:                        0.3%
   Grainger, (W. W.) Inc.                                                                                    7,000         561,750
                                                                                                                          --------

Pollution Control:                           1.6%
   WMX Technologies, Inc.                                                                                   98,050       3,198,880
                                                                                                                          --------

Oil/Oil Service:                             3.7%
   Amoco Corporation                                                                                        10,900         877,450
   Belden & Blake Corp.***                                                                                  32,000         816,000
   Exxon Corp.                                                                                              13,300       1,303,400
   Occidental Petroleum Corp.                                                                               55,600       1,299,650
   Schlumberger, Ltd.                                                                                        5,050         504,369
   Unocal Corp                                                                                              21,300         865,312
   USX-Marathon Group                                                                                       65,600       1,566,200
                                                                                                                          --------
     Oil/Oil Service total                                                                                               7,232,381
                                                                                                                          --------

Containers:                                  1.3%
   Owens-Illinois, Inc.***                                                                                 106,900       2,431,975
                                                                                                                          --------

Chemicals:                                   0.3%
   Dow Chemical Company                                                                                      7,100         556,463
                                                                                                                          --------

Specialty Chemicals:                         0.2%
   Lyondell Petrochemical Company                                                                           18,550         408,100
                                                                                                                          --------

Transportation:                              0.6%
   Delta Air Lines, Inc.                                                                                    10,300         730,013
   Hunt (JB) Transport Services, Inc.                                                                       27,200         380,800
                                                                                                                          --------
     Transportation total                                                                                                1,110,813
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Telecommunications:                          2.1%
   Telefonos deMexico  SP ADR Cl L                                                                          38,400      $1,267,200
   US West Media Group***                                                                                  153,800       2,845,300
                                                                                                                          --------
     Telecommunications total                                                                                            4,112,500
                                                                                                                          --------

Utilities-Telephone:                         3.8%
   Airtouch Communications, Inc.***                                                                        109,850       2,773,712
   Ameritech Corporation                                                                                    24,700       1,497,438
   Bell Atlantic Corporation                                                                                31,400       2,033,150
   GTE Corp.                                                                                                24,100       1,096,550
                                                                                                                          --------
     Utilities-Telephone total                                                                                           7,400,850
                                                                                                                          --------

Utilities-Electric:                          0.9%
   Northern States Power Company                                                                            18,400         844,100
   Pacific Gas & Electric Company                                                                           39,200         823,200
                                                                                                                          --------
     Utilities-Electric total                                                                                            1,667,300
                                                                                                                          --------

Diversified Companies:                       1.1%
   Alexander & Baldwin, Inc.                                                                                21,700         542,500
   Rockwell International Corporation                                                                       26,700       1,625,363
                                                                                                                          --------
     Diversified Companies total                                                                                         2,167,863
                                                                                                                          --------

Miscellaneous:                               0.5%
   Interim Services, Inc.***                                                                                27,700         983,350
                                                                                                                          --------

     TOTAL COMMON STOCKS,
     (COST: $72,756,728)                                                                                               $87,670,395
                                                                                                                        ----------

     TOTAL INVESTMENTS, BALANCED FUND
     (COST: $177,868,978)                                                                                             $193,469,283
                                                                                                                       ===========


See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At  December  31, 1996,  the cost of  securities  for federal  income tax
purposes  was   $177,868,978.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:

 Gross unrealized appreciation...........................$17,755,361
 Gross unrealized depreciation...........................(2,155,056)
                                                           ---------
 Net unrealized appreciation.............................$15,600,305
                                                           =========

     ***This Security is not income producing.



                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                             % Net        Quality      Annualized       Maturity             Par
BOND FUND INVESTMENTS:                      Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    1.3%
   Interstate Power Co.                                   A-1/P-1         5.94%       Jan 09, 1997        $200,000        $199,740
   J. C. Penney Funding                                   A-1/P-1         5.92%       Jan 13, 1997         100,000          99,806
   Chase Manhattan - Cash Account                                         6.45%                             47,419          47,418
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                              $346,964
                                                                                                                          --------

* For Short-term Investments, Market Value is assumed to equal Book Value.

                                             % Net        Quality        Coupon         Maturity             Par
Government & Agency Bonds:                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                12.0%
   U.S. Treasury Note                                     AAA             8.500       May 15, 1997        $300,000        $303,095
   U.S. Treasury Note                                     AAA             7.125       Oct 15, 1998         250,000         255,078
   U.S. Treasury Note                                     AAA             7.500       Nov 15, 2001         200,000         210,625
   U.S. Treasury Note                                     AAA             7.125       Sep 30, 1999         250,000         256,875
   U.S. Treasury Note                                     AAA             5.875       Feb 15, 2004         150,000         146,110
   U.S. Treasury Note                                     AAA             5.750       Aug 15, 2003         200,000         194,063
   U.S. Treasury Note                                     AAA             6.500       May 15, 2005         400,000         403,000
   U.S. Treasury Note                                     AAA             6.500       Aug 15, 2005         300,000         302,156
   U.S. Treasury Note                                     AAA             5.875       Nov 15, 2005         100,000          96,500
   U.S. Treasury Note                                     AAA             6.625       Jul 31, 2001       1,000,000       1,016,251
                                                                                                                          --------
     Government Guaranteed - U.S.
     (COST: $3,196,968)                                                                                                 $3,183,753
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       14.4%
   Federal Home Loan Mortgage Corp.                       AAA             6.440       Jan 28, 2000         150,000         151,163
   Federal Home Loan Mortgage Corp.                       AAA             7.900       Jun 15, 2021         836,000         875,861
   Federal Home Loan Mortgage Corp.                       AAA            10.000       Jan 15, 2021         750,000         844,776
   FHLMC Pass Through Certificate                         AAA             8.500       Apr 01, 2001           7,871           8,128
   FHLMC Pass Through Certificate                         AAA             8.500       May 01, 2001          19,359          19,991
   Federal National Mortgage Association                  AAA             8.400       Nov 25, 2019         400,000         415,174
   Federal National Mortgage Association                  AAA             7.750       Sep 17, 2023       1,000,000       1,030,625
   Private Export Funding                                 AAA             5.500       Mar 15, 2001         500,000         485,106
                                                                                                                          --------
     Quasi-Government/Government Sponsored
     (COST: $3,830,953)                                                                                                 $3,830,824
                                                                                                                         ---------

Nonconvertible Corporate Bonds:              70.5%

Forest Products/Paper:                       3.6%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000        $100,000        $109,950
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005         750,000         748,829
   Kimberly-Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         100,000         108,127
                                                                                                                          --------
     Forest Products/Paper total                                                                                           966,906
                                                                                                                          --------

Financing & Leasing:                         3.7%
   International Lease Finance                            A-1/A+          5.625       Mar 01, 1998       1,000,000         996,260
                                                                                                                          --------

Investment Banking/Brokerage:                9.6%
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        6.875       Nov 01, 2005         200,000         195,205
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        5.625       Feb 15, 2016         200,000         191,820
   Lehman Brothers Holdings                               BAA-1/A         5.750       Feb 15, 1998         500,000         497,818
   Merrill Lynch                                          AA-3/AA-        6.250       Jan 15, 2006         350,000         332,268
   Paine Webber Group                                     BAA-1/BBB+      6.750       May 01, 2006         700,000         669,484
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         150,000         150,767
   Salomon Inc.                                           BAA-1/BBB       7.125       Aug 01, 1999         500,000         506,083
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  2,543,445
                                                                                                                          --------

Finance Co. - Consumer Loans:                1.2%
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005         325,000         328,280
                                                                                                                          --------

                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Mortgage Related Securities:                 1.6%
   Prudential Home Funding                                AAA             6.050       Apr 25, 2024        $500,000        $435,240
                                                                                                                          --------

Drugs/Health Care:                           2.7%
   Abbott Labs                                            AA-1/AAA        5.600       Oct 01, 2003         200,000         189,336
   American Home Products                                 A-2/A-          7.700       Feb 15, 2000         500,000         518,784
                                                                                                                          --------
     Drugs/Health Care total                                                                                               708,120
                                                                                                                          --------

Hospital Management/Supplies                 1.1%
   Columbia/HCA Healthcare Corporation                    A-2/A-          6.910       Jun 15, 2005         300,000         300,139
                                                                                                                          --------

Leisure Time                                 1.9%
   Walt Disney Company                                    A-2/A           6.750       Mar 30, 2006         500,000         496,434
                                                                                                                          --------

Media:                                       0.4%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep  1, 2000         100,000         108,924
                                                                                                                          --------

Retail-Department:                           2.9%
   Dayton Hudson Corp.                                    BAA-1/BBB+      9.750       Nov 01, 1998         250,000         264,434
   Dayton Hudson Corp.                                    BAA-1/BBB+      7.500       Jul 15, 2006         500,000         511,185
                                                                                                                          --------
     Retail-Department total                                                                                               775,619
                                                                                                                          --------

Foods-Products & Services:                   0.4%
   Dean Foods Co.                                         A-3/A           6.750       Jun 15, 2005         100,000          98,466
                                                                                                                          --------

Beverages/Confect/Tobacco:                   0.9%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         250,000         242,920
                                                                                                                          --------

Auto-Related:                                1.1%
   Ford Motor Co.                                         A-1/A+          7.500       Nov 15, 1999         200,000         205,508
   General Motors Acceptance Corporation                  A-3/A-          6.625       Oct 01, 2002         100,000          99,155
                                                                                                                          --------
     Auto-Related total                                                                                                    304,663
                                                                                                                          --------

Hotel & Motel:                               1.8%
   Marriott International, Inc.                           BAA-1/A-        7.125       Jun 01, 2007         500,000         491,045
                                                                                                                          --------

Electronics:                                 3.0%
   Motorola Inc.                                          AA-3/AA         6.500       Sep 01, 2025         500,000         497,012
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         300,000         291,184
                                                                                                                          --------
     Electronics total                                                                                                     788,196
                                                                                                                          --------

Electrical Equipment:                        1.1%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         300,000         290,610
                                                                                                                          --------

Aerospace/Defense:                           3.4%
   Lockheed Martin                                        A-3/BBB+        6.850       May 15, 2001         750,000         757,700
   Rockwell International Corp.                           A-1/AA          6.750       Sep 15, 2002         150,000         150,763
                                                                                                                          --------
   Aerospace/Defense total                                                                                                 908,463
                                                                                                                          --------

Electric Household Appliance:                0.4%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         100,000         112,913
                                                                                                                          --------

Engineering/Construction Services:           0.7%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005         200,000         194,214
                                                                                                                          --------

Machine Tools:                               2.0%
   Giddings & Lewis                                       BA1/BBB         7.500       Oct 01, 2005         250,000         248,114
   Ingersoll Rand Company                                 A-2/A           6.480       Jun 01, 2025         300,000         295,598
                                                                                                                          --------
   Machine Tools total                                                                                                     543,712
                                                                                                                          --------


                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Finance-Diversified:                         1.0%
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002        $250,000        $257,987
                                                                                                                          --------

Pollution Control:                           3.4%
   Waste Management                                       A-1/A+          7.700       Oct 01, 2002         150,000         157,623
   WMX Technologies, Inc.                                 A-1/A+          6.700       May 01,2001          750,000         751,140
                                                                                                                          --------
     Pollution Control total                                                                                               908,763
                                                                                                                          --------

Oil/Oil Service:                             2.9%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         300,000         311,298
   Shell Oil Company                                      AA-1/AAA        6.625       Jul 01, 1999         150,000         151,366
   Union Oil Co. of California                            BAA-2/BBB       7.200       May 15, 2005         300,000         303,500
                                                                                                                          --------
     Oil/Oil Service total                                                                                                 766,164
                                                                                                                          --------

Chemicals:                                   1.1%
   Union Carbide Corporation                              BAA-2/BBB       6.790       Jun 01, 2025         300,000         299,216
                                                                                                                          --------

Transportation:                              11.6%
   American Airlines                                      A-3/BBB         8.040       Sep 16, 2011         500,000         521,415
   Burlington Northern, Inc.                              BAA-2/BBB       7.400       May 15, 1999         200,000         204,551
   Delta Air Lines                                        BAA-1/BBB       8.540       Jan 02, 2007         305,438         324,217
   Federal Express                                        A-3/BBB+        7.850       Jan 30, 2015         500,000         516,105
   Golden State Petroleum Transport                       BAA-2/BBB       8.040       Feb 01, 2019       1,000,000         993,710
   United Airlines                                        BAA-1/BBB-      9.020       Apr 19, 2012         472,313         510,674
                                                                                                                          --------
   Transportation total                                                                                                  3,070,672
                                                                                                                          --------

Metals-Fabrication & Manufacturing:          0.5%
   Cyprus Minerals                                        BAA-2/BBB-      6.625       Oct 15, 2005         130,000         125,250
                                                                                                                          --------

Utilities-Telephone:                         2.5%
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         150,000         151,125
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         150,000         147,710
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         250,000         243,839
   Northwestern Bell Telephone Co.                        AA-3/A+         9.500       May 01, 2000         100,000         108,978
                                                                                                                          --------
   Utilities-Telephone total                                                                                               651,652
                                                                                                                          --------

Utilities-Electric:                          3.2%
   Consolidated Edison of New York                        A-1/A+          6.250       Apr 01, 1998         200,000         200,418
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003         150,000         152,467
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         250,000         246,584
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         250,000         257,136
                                                                                                                          --------
     Utilities-Electric total                                                                                              856,605
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.4%
   Burlington Resources, Inc.                             A-3/A-          9.625       Jun 15, 2000         100,000         109,319
                                                                                                                          --------

Diversified Companies:                       0.4%
   Whitman Corporation                                    BAA-2/BBB+      7.500       Feb 01, 2003         100,000         103,041
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $18,674,846)                                                                                         $18,783,238
                                                                                                                        ----------

     TOTAL INVESTMENTS, BOND FUND
     (COST: $26,049,732)**                                                                                             $26,144,779
                                                                                                                        ==========
See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At December 31, 1996, the cost of securities for federal income tax purposes was $26,049,732. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation......................... $288,316
Gross unrealized depreciation.........................(193,269)
                                                       --------
Net unrealized depreciation...........................  $95,047
                                                       ========



                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                             % Net        Quality      Annualized       Maturity             Par
MONEY MARKET FUND INVESTMENTS:              Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    46.6%
   American Information Technologies                      A-1+/P-1        5.42%       Feb 04, 1997        $900,000        $895,495
   Anheuser Busch Companies                               A-1+/P-1        6.34%       Jan 02, 1997       1,000,000         999,826
   Associates Corp of North America                       A-1+/P-1        5.44%       Jan 31, 1997         950,000         945,804
   CIT Group Holdings                                     A-1/P-1         5.48%       Apr 22, 1997         950,000         934,505
   Coca-Cola Co.                                          A-1+/P-1        5.37%       Feb 14, 1997         975,000         968,768
   Ford Motor Credit Company                              A-1/P-1         5.42%       Jan 07, 1997         800,000         799,297
   General Electric Capital Corporation                   A-1+/P-1        5.90%       Feb 10, 1997         911,000         905,331
   Interstate Power Co.                                   A-1/P-1         5.53%       Jan 15, 1997         765,000         763,385
   Interstate Power Co.                                   A-1/P-1         5.94%       Jan 09, 1997         100,000          99,870
   John Deere Capital Corporation                         A-1/P-1         5.44%       Feb 25, 1997         950,000         942,351
   Merrill Lynch Capital Market                           A-1+/P-1        5.46%       Feb 18, 1997         950,000         943,262
   Pepsico, Inc.                                          A-1/P-1         5.60%       Jan 31, 1997         303,000         301,611
   Chase Manhattan - Cash Account                                         4.65%                            290,670         290,670
                                                                                                                           -------
     TOTAL COMMERCIAL PAPER,
     SAVINGS, AT COST                                                                                                   $9,790,175
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       27.8%
   Federal Home Loan Bank                                                 5.58%       Mar 26, 1997      $3,885,000      $3,854,999
   FNMA Discount Notes                                                    5.41%       Mar 24, 1997       2,000,000       1,977,071
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT
     GOVERNMENT SPONSORED, AT COST                                                                                      $5,832,070
                                                                                                                         ---------

Government Guaranteed:                       25.7%
   U. S. Treasury Bill                                                    5.29%       Feb 06, 1997      $1,000,000        $994,910
   U. S. Treasury Bill                                                    5.30%       Feb 06, 1997       1,500,000       1,492,350
   U. S. Treasury Bill                                                    5.30%       May 29, 1997       1,000,000         979,116
   U. S. Treasury Bill                                                    5.32%       Jul 24, 1997       1,000,000         971,270
   U. S. Treasury Bill                                                    5.37%       Oct 16, 1997       1,000,000         959,440
                                                                                                                          --------
     TOTAL GOVERNMENT GUARANTEED,
     AT COST                                                                                                            $5,397,086
                                                                                                                         ---------

     TOTAL INVESTMENTS, MONEY MARKET
     FUND, AT COST                                                                                                     $21,019,331
                                                                                                                        ==========

See accompanying notes to investments in securities.

*Moody's/Standard  &  Poors'  quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.

                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996


                                                   % of            Interest         Maturity          Principal
TREASURY 2000 FUND INVESTMENTS:                 Net Assets           Rate             Date             Amount            Value
                                                ----------           ----             ----             ------            -----
Government Guaranteed - U.S.:
   U.S. Treasury Strip (Cost $1,388,086)*         100.0%             9.69%         Nov 15, 2000     $2,000,000         $1,585,290
                                                                                                                        =========


See accompanying notes to investments in securities.

Notes to investments in securities:
Interest rates on and stripped Treasury Securities represent annualized yield to maturity at date of purchase. Values of investment securities are determined as described in Note 2 of the financial statements.

*At December 31, 1996, the cost of securities for federal income tax purposes was $1,388,086. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation................................$197,204
Gross unrealized depreciation................................      --
                                                             --------
Net unrealized appreciation..................................$197,204
                                                             ========

                                                         ULTRA SERIES FUND
                                                      Statement of Operations
                                                    Year Ended December 31, 1996



                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
                                          Stock Fund        Fund           Fund            Fund           Fund           Fund
Investment income (note 2):
  Interest income                         $164,944       $525,661      $5,678,732     $1,382,079       $951,281        $114,864

  Dividend income                          917,123      3,383,433       1,230,690             --             --              --
                                        ----------     ----------      ----------       --------       --------        --------
    Total income                         1,082,067      3,909,094       6,909,422      1,382,079        951,281         114,864
                                        ----------     ----------      ----------       --------       --------        --------
Expenses (note 4):

  Advisory fees                            336,290        807,229         762,436        100,452         88,296              --

  Advisory/Administrative fees                  --             --              --             --             --           6,936

  Accounting and custodian fees             47,251         91,306          87,538         16,623         14,112              --

  Trustees' fees                             1,602          3,845           3,616            478            422              --

  Legal fees                                18,473         44,325          41,680          5,513          4,858              --

  Audit fees                                 3,043          7,302           6,866            908            800              --

  Printing and mailing fees                 19,735         47,355          44,530          5,890          5,190              --

  Other expenses                            14,605         44,421          40,663          4,358          3,842              --
                                        ----------     ----------      ----------       --------       --------        --------
  Expenses before reimbursement            440,999      1,045,783         987,329        134,222        117,520           6,936
  Reimbursable expenses from
   CUNA Mutual Life Insurance Company       (5,211)            --              --         (4,119)        (3,169)             --
                                        ----------     ----------      ----------       --------       --------        --------
    Total net expenses                     435,788      1,045,783         987,329        130,103        114,351           6,936
                                        ----------     ----------      ----------       --------       --------        --------
   Net investment income                   646,279      2,863,311       5,922,093      1,251,976        836,930         107,928
                                        ----------     ----------      ----------       --------       --------        --------
Realized and unrealized gain (loss)
  on investments (notes 2 and 3):

  Realized gain (loss) on security
    transactions:

   Proceeds from sale of securities
    and principal pay downs             33,783,726     67,526,667      52,832,225      5,207,141      4,478,141              --

   Cost of securities sold             (30,630,977)   (61,869,710)    (48,563,422)    (5,157,425)    (4,478,141)             --
                                        ----------     ----------      ----------      ---------       --------        --------
   Net realized gain (loss) on
    security transactions                3,152,749      5,656,957       4,268,803         49,716             --              --

 Net change in unrealized appreciation
   or depreciation on investments        9,688,795     26,520,015       6,612,755       (477,126)            --         (75,534)
                                        ----------     ----------      ----------      ---------       --------        --------
  Net gain (loss) on investments        12,841,544     32,176,972      10,881,558       (427,410)            --         (75,534)
                                        ----------     ----------      ----------      ---------       --------        --------


  Net increase in net assets
   resulting from operations           $13,487,823    $35,040,283     $16,803,651       $824,566       $836,930         $32,394
                                        ==========     ==========      ==========      =========       ========        ========


See accompanying notes to financial statements.

                                                         ULTRA SERIES FUND
                                                 Statement of Changes in Net Assets
                                               Years Ended December 31, 1996 and 1995



                                       CAPITAL APPRECIATION               GROWTH AND INCOME
                                            STOCK FUND                       STOCK FUND                      BALANCED FUND
Operations:                           1996              1995           1996             1995            1996             1995

Net investment income                   $646,279          $283,910     $2,863,311        $1,631,967     $5,922,093        $3,527,057

Net realized gain (loss) on security
 transaction                           3,152,749         1,078,662      5,656,957         6,556,318      4,268,803         4,247,861

Net change in unrealized appreciation
 or depreciation on investments        9,688,795         3,744,217     26,520,015        11,134,096      6,612,755         9,430,371
                                     -----------        ----------    -----------       -----------    -----------       -----------
 Change in net assets from
  operations                          13,487,823         5,106,789     35,040,283        19,322,381     16,803,651        17,205,289
                                     -----------        ----------    -----------       -----------    -----------       -----------


Distributions to shareholders:

  From net investment income           (639,086)         (280,255)    (2,804,744)       (1,628,238)    (5,850,662)       (3,519,859)

  From realized gains on investments (3,084,815)       (1,089,798)    (5,675,210)       (6,422,927)    (4,393,033)       (4,072,590)
                                     -----------        ----------    -----------       -----------    -----------       -----------
   Change in net assets from
    distributions                    (3,723,901)       (1,370,053)    (8,479,954)       (8,051,165)   (10,243,695)       (7,592,449)
                                     -----------        ----------    -----------       -----------    -----------       -----------

Capital share transactions (note 5):

  Proceeds from sale of shares       48,543,686        25,682,821     99,870,808        35,770,514     70,374,669        28,498,420

Net asset value of shares issued
 in reinvestment of distributions     3,723,901         1,370,053      8,479,954         8,051,165     10,243,695         7,592,449
                                    -----------        ----------    -----------       -----------    -----------       -----------
                                     52,267,587        27,052,874    108,350,762        43,821,679     80,618,364        36,090,869

  Cost of shares repurchased         (1,475,008)       (2,121,172)    (4,208,480)       (1,868,194)    (3,422,404)       (2,203,087)
                                     -----------        ----------    -----------       -----------    -----------       -----------
  Change in net assets derived
   from capital share transactions   50,792,579        24,931,702    104,142,282        41,953,485     77,195,960        33,887,782
                                     -----------        ----------    -----------       -----------    -----------       -----------
Increase in net assets               60,556,501        28,668,438    130,702,611        53,224,701     83,755,916        43,500,622

Net assets:

  Beginning of year                  38,117,332         9,448,894    102,138,162        48,913,461    110,968,958        67,468,336
                                    -----------        ----------    -----------       -----------    -----------       -----------
  End of year                       $98,673,833       $38,117,332   $232,840,773      $102,138,162   $194,724,874      $110,968,958
                                    ===========        ==========    ===========       ===========    ===========       ===========
Undistributed net investment
  income included in net assets         $14,253            $7,061        $69,558           $10,991        $94,881           $23,449
                                    ===========        ==========    ===========       ===========    ===========       ===========


See accompanying notes to financial statements.


                                                         ULTRA SERIES FUND
                                           Statement of Changes in Net Assets (Continued)
                                               Years Ended December 31, 1996 and 1995



                                                  BOND FUND                    MONEY MARKET FUND               TREASURY 2000 FUND
Operations:                                1996              1995           1996             1995            1996             1995

Net investment income                 $1,251,976          $624,100       $836,930          $499,998       $107,928          $105,279

Net realized gain (loss) on
   security transactions                  49,716            29,840             --                --             --                --

Net change in unrealized appreciation
   or depreciation on investments       (477,126)          883,542             --                --        (75,534)          161,762
                                       ----------        ----------     ----------        ----------     ----------       ----------
   Change in net assets from
    operations                           824,566         1,537,482        836,930           499,998         32,394           267,041
                                      -----------        ----------    -----------       -----------    -----------      -----------
Distributions to shareholders:

  From net investment income          (1,238,292)         (622,541)      (836,930)         (499,998)            --                --

  From realized gains on investments     (49,716)          (29,840)            --                --             --                --
                                      -----------        ----------    -----------       -----------    -----------      -----------
   Change in net assets from
    distributions                     (1,288,008)         (652,381)      (836,930)         (499,998)            --                --
                                      -----------        ----------    -----------       -----------    -----------      -----------
Capital share transactions (note5):

  Proceeds from sale of shares        13,819,369         5,496,387     32,934,173        16,248,249          7,020             6,176

 Net asset value of shares issued in
  reinvestment of distributions        1,288,008           652,380        835,642           499,536             --                --
                                     -----------        ----------    -----------       -----------    -----------       -----------
                                      15,107,377         6,148,767     33,769,815        16,747,785          7,020             6,176

  Cost of shares repurchased          (1,796,780)       (1,176,460)   (24,132,957)      (13,173,017)            --                --
                                     -----------        ----------    -----------       -----------    -----------       -----------


   Change in net assets derived from
    capital share transactions        13,310,597         4,972,307      9,636,858         3,574,768          7,020             6,176
                                     -----------        ----------    -----------       -----------    -----------       -----------
Increase (decrease) in net assets     12,847,155         5,857,408      9,636,858         3,574,768         39,414           273,217

Net assets:

  Beginning of year                   13,724,768         7,867,360     11,374,129         7,799,361      1,545,327         1,272,110
                                     -----------        ----------    -----------       -----------    -----------       -----------
  End of year                        $26,571,923       $13,724,768    $21,010,987       $11,374,129     $1,584,741        $1,545,327
                                     ===========        ==========    ===========       ===========    ===========       ===========

Undistributed net investment
  income included in net assets          $18,034            $4,349             --                --             --                --
                                     ===========        ==========    ===========       ===========    ===========       ===========


See accompanying notes to financial statements.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                     ------------------------------------ CAPITAL APPRECIATION STOCK FUND ----------------------
(For a share outstanding throughout the period):   1996              1995             1994
                                                ------------------------------------------
Net Asset Value, Beginning of Period             $12.51             $9.97           $10.00
                                                 ------            ------           ------


  Income from Investment Operations

   Net Investment Income                            .13               .14             0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.55              2.91             0.37
                                                 ------            ------           ------

  Total from Investment Operations                 2.68              3.05             0.53
                                              -------------------------------------------

  Distributions

   Distributions from Net Investment Income        (.13)             (.14)           (0.15)

   Distributions from Realized Capital Gains       (.46)             (.37)           (0.41)
                                                 ------            ------           ------

  Total Distributions                              (.59)             (.51)           (0.56)
                                               -------------------------------------------

Net Asset Value, End of Period                   $14.60            $12.51            $9.97
====================================================================================================================================

Total Return*                                    21.44%            30.75%            5.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $98,674           $38,117           $9,449

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     0.96%             1.37%            1.55%

Portfolio Turnover Rate                           49.77%            61.32%           65.81%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:


Capital Appreciation Stock Fund                    1996              1995             1994
                                                   ----              ----             ----
Amount Charged                                   $440,999          $156,184          $42,519

Ratio of Expenses to
Average Net Assets                                 0.66%             0.75%            0.85%

Ratio of Net Investment
Income to Average Net Assets                       0.95%             1.25%            1.35%

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                       ---------------------------------- GROWTH AND INCOME STOCK FUND ----------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $18.20            $15.06           $15.51            $15.49           $15.21
                                                 ------            ------           ------            ------            ------

Income from Investment Operations

Net Investment Income                              0.34              0.37             0.32              0.29             0.32

Net Realized and Unrealized Gain (Loss)
on Investments                                     3.93              4.37            (0.04)             1.87             0.90
                                                  -----             -----            -----             -----             -----

Total from Investment Operations                   4.27              4.74             0.28              2.16             1.22
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.34)            (0.37)           (0.32)            (0.29)           (0.32)

   Distributions from Realized Capital Gains      (0.81)            (1.23)           (0.40)            (1.85)           (0.62)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (1.15)            (1.60)           (0.73)            (2.14)           (0.94)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $21.32            $18.20           $15.06            $15.51           $15.49
====================================================================================================================================

Total Return*                                    22.02%            31.75%            1.42%            13.77%             7.66%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $232,841          $102,138          $48,913           $32,468           $24,382

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     1.78%             2.28%            2.19%             1.84%            2.11%

Portfolio Turnover Rate                           40.55%            57.80%           45.36%            56.79%           29.67%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Growth and Income Stock Fund                                         1995             1994              1993             1992
                                                                     ----             ----              ----             ----

Amount Charged                                                     $491,168         $281,760          $210,141         $151,195

Ratio of Expenses to
Average Net Assets                                                   0.69%            0.70%             0.73%            0.74%

Ratio of Net Investment
Income to Average Net Assets                                         2.23%            2.14%             1.76%            2.02%



                                                 BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                             ---------------------------------------------------- BALANCED FUND -----------------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $14.63            $12.90           $13.70            $13.54           $13.44
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income                           0.58              0.55             0.52              0.50             0.55

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.98              2.29            (0.56)             0.95             0.40
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 1.56              2.84            (0.04)             1.45             0.95
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.58)            (0.55)           (0.51)            (0.50)           (0.55)

   Distributions from Realized Capital Gains      (0.32)            (0.56)           (0.25)            (0.79)           (0.30)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.90)            (1.11)           (0.76)            (1.29)           (0.85)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $15.29            $14.63           $12.90            $13.70           $13.54
====================================================================================================================================

Total Return*                                    10.79%            22.27%           -0.46%            10.47%             6.85%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $194,725          $110,969          $67,468           $54,363           $41,604

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     3.91%             4.03%            4.00%             3.62%            4.10%

Portfolio Turnover Rate                           33.48%            36.68%           28.53%            28.71%           19.23%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Balanced Fund                                                        1995             1994              1993             1992
                                                                     ----             ----              ----             ----

Amount Charged                                                     $598,507         $417,750          $362,284         $254,326

Ratio of Expenses to
Average Net Assets                                                   0.68%            0.70%             0.74%            0.72%

Ratio of Net Investment
Income to Average Net Assets                                         4.00%            3.95%             3.53%            4.03%




                                                   BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                            ------------------------------------------------------- BOND FUND ------------------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $10.63             $9.67           $10.58            $10.32           $10.37
                                                 ------            ------           ------            ------            ------

  Income from Investment Operations

   Net Investment Income                           0.65              0.60             0.59              0.64             0.69

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.28)             0.96            (0.90)             0.28            (0.03)
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.37              1.56            (0.31)             0.92             0.66
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.64)            (0.59)           (0.59)            (0.65)           (0.70)

   Distributions from Realized Capital Gains      (0.03)            (0.01)           (0.01)            (0.01)           (0.01)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.67)            (0.60)           (0.60)            (0.66)           (0.71)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.33            $10.63            $9.67            $10.58           $10.32
------------------------------------------------------------------------------------------------------------------------------------

Total Return*                                     2.86%            16.37%           -3.06%             8.87%             6.47%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $26,572           $13,725           $7,867            $6,297            $5,244

Ratio of Expenses to Average Net Assets**          0.65%             0.65%             0.65%            0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     6.25%             6.08%             6.03%            5.99%             6.83%

Portfolio Turnover Rate                           25.67%            14.74%            11.97%           12.23%            13.58%
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Bond Fund                                          1996              1995             1994              1993             1992
                                                   ----              ----             ----              ----             ----

Amount Charged                                   $134,222           $70,290          $48,651           $44,293          $33,269

Ratio of Expenses to
Average Net Assets                                 0.67%             0.68%            0.70%             0.75%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       6.23%             6.04%            5.98%             5.89%            6.74%


                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                 ---------------------------------------------- MONEY MARKET FUND -----------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                           0.05              0.05             0.03              0.03             0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.05              0.05             0.03              0.03             0.03
                                              --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.05)            (0.05)           (0.03)            (0.03)           (0.03)

   Distributions from Realized Capital Gains      (0.00)            (0.00)            0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.05)            (0.05)           (0.03)            (0.03)           (0.03)
                                              --------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================

Total Return*                                     5.17%             5.21%            3.34%             2.86%             3.05%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $21,011           $11,374           $7,799            $4,749            $5,097

Ratio of Expenses to Average Net Assets**         0.65%             0.65%            0.65%             0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                    4.74%             5.17%            3.66%             2.43%             3.05%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1996, was 4.70% and the "effective" yield for that period was 4.81%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Money Market Fund                                  1996              1995             1994              1993             1992
                                                   ----              ----             ----              ----             ----

Amount Charged                                   $117,520           $70,062          $44,391           $44,836          $39,068

Ratio of Expenses to
Average Net Assets                                 0.67%             0.73%            0.78%             0.77%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       4.72%             5.09%            3.53%             2.31%            2.96%


                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                             ------------------------------------------------- TREASURY 2000 FUND --------------------------------
(For a share outstanding throughout the period)    1996              1995             1994              1993             1992
                                               ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period              $8.47             $7.00            $7.53             $6.53            $6.04
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                           0.58              0.58             0.53              0.48             0.45

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.41)             0.89            (1.06)             0.52             0.04
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.17              1.47            (0.53)             1.00             0.49
                                             ---------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        0.00              0.00             0.00              0.00             0.00

   Distributions from Realized Capital Gains       0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                              0.00              0.00             0.00              0.00             0.00
                                             ---------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $8.64             $8.47            $7.00             $7.53            $6.53
====================================================================================================================================

Total Return*                                     2.10%            20.99%           -7.12%            15.43%             8.01%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $1,585            $1,545           $1,272            $1,363            $1,176

Ratio of Expenses to Average Net Assets           0.45%             0.45%            0.45%             0.45%             0.45%

Ratio of Net Investment Income to Average
  Net Assets                                      7.03%             7.40%            7.50%             6.69%             7.26%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.


                                ULTRA SERIES FUND
                          Notes to Financial Statements

(1)  Description of the Fund

     The Ultra Series Fund, a Massachusetts Business Trust, is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Ultra Series Fund is a series fund with six investment portfolios (funds), each with different investment objectives and policies and each issuing a separate class of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value (note 2(b)). The assets of each fund are held separate from the assets of the other funds.

     Shares in each fund are currently offered only to separate accounts of CUNA Mutual Life Insurance Company (formerly known as Century Life of America) at a price equal to their respective net asset values per share, without sales charge.


(2)  Significant Accounting Policies

     (a) Valuation of Investment Securities

         Value of Securities, including call options, which are traded on exchanges are valued at the last sales price on the principal exchange as of the close of the New York Stock Exchange or 3:00 p.m. Central Standard Time, whichever is earlier, on the day the securities are being valued. Securities not traded on a stock exchange on a given day or traded over-the-counter are valued using a procedure determined in good faith to represent a fair value and which is authorized by the Board of Trustees. Pursuant to Rule 2A-7 of the Investment Company Act of 1940 (as amended), all money market instruments in the Money Market Fund are valued on an amortized cost basis. Money Market instruments in the other funds are valued on an amortized cost basis if there are less than 60 days to maturity.

     (b) Share Valuation and Dividends to Shareholders

         The net asset value of the shares of each fund is determined on a daily basis based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory and advisory/ administrative fees (note 4), are accrued daily and reduce the net asset value per share.

         Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Bond Fund, and Balanced Fund will be declared and reinvested quarterly in additional full and fractional shares of the respective funds. All net realized capital gains of these funds, if any, will be declared and reinvested at least annually. The Treasury 2000 Fund will utilize an annual consent dividend procedure which provides the Fund with the deduction for dividends constructively paid to shareholders. As a result of permanent book-to-tax differences from the consent dividends, $107,339 for Treasury 2000 Fund has been reclassified from undistributed net investment income to additional paid-in capital.

     (c) Federal Income and Excise Taxes

         The Ultra Series Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is required.

     (d) Other

         Security transactions are recorded on the trade date basis. Realized gains and losses from security transactions are reported on the identified cost basis. Interest, including amortization of premium and discount, is accrued daily and dividend income is recorded on the ex-dividend date.

     (e) Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Purchase and Sales of Investment Securities

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term securities for all funds except Money Market) for each fund during the year ended December 31, 1996, were as follows:

                                           Capital       Growth and                                      Money       Treasury
                                          Appreciation    Income Stock       Balanced        Bond         Market         2000
                                           Stock Fund         Fund             Fund          Fund          Fund          Fund

Total costs of securities purchased      $79,151,948     $159,709,031    $114,633,013   $18,376,441   $154,317,312$          --
                                          ==========      ===========     ===========    ==========    ===========     ========
Total proceeds received on security
sales and principal paydowns             $33,783,726      $67,526,667     $52,832,225    $5,207,141   $145,584,378 $         --
                                          ==========      ===========     ===========    ==========    ===========     ========

(4)  Transactions with Affiliates

     The Ultra Series Fund has entered into an investment advisory agreement with CIMCO Inc. (the Investment Adviser), an affiliated company. During 1996, the Investment Adviser received monthly advisory or advisory/administrative fees, based on average daily net assets, at an annual rate of .5 percent of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds and .45 percent of the Treasury 2000 Fund.

     Expenses of the Ultra Series Fund are accrued daily. Each fund bears the expenses directly attributable to its own investments. Such expenses include, but are not limited to, brokerage and other commission costs, legal fees relating to the enforcement of rights under a specific investment owned by the fund and expenses related to defense of claims made solely against the fund. However, certain expenses from shared resources are allocated to the various funds on the basis of the net assets of the respective funds as determined each day. These expenses include trustees, accountants, legal, investment management and other general and administrative expenses. As a result of sharing these resources, the funds are expected to experience cost savings over the aggregate amount that would be payable if each fund were a separate mutual fund. There can be no assurance, however, that such savings will be realized.

     The Investment Adviser is required to reimburse the funds for the amount, if any, by which the aggregate expenses of any fund (including the Investment Adviser's fee, but excluding brokerage commissions, interest, taxes, and extraordinary expenses) in any calendar year exceed 2.0 percent of the average daily net assets of the funds. In addition, CUNA Mutual Life Insurance Company has voluntarily agreed to reimburse the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds for ordinary business expenses in excess of .65 percent (of which .5 percent is the advisory fee and .15 percent is general and administrative expenses) of the average daily net assets of these funds. Also, the Investment Adviser has agreed to assume responsibility for providing all administrative services and paying all ordinary business expenses of the Treasury 2000 Fund which exceed .45 percent (all of which is the advisory/administrative fee) of average daily net assets. Currently, CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society, affiliated companies, are providing administrative services on behalf of the Adviser.

     During the year ended December 31, 1996, CUNA Mutual Life Insurance Company voluntarily reimbursed expenses for each of the funds in the following amounts:

     Capital Appreciation Stock Fund ...$5,211  Money Market Fund....... $3,169
     Bond Fund..........................$4,119

     All capital shares outstanding at December 31, 1996, are owned by separate investment accounts of CUNA Mutual Life Insurance Company.

     Certain officers and directors of the Ultra Series Fund are also officers of CUNA Mutual Life Insurance Company or CIMCO Inc. During the twelve-month period ended December 31, 1996, the Ultra Series Fund made no direct payments to its officers and paid trustees' fees of approximately $10,000 to its unaffiliated trustees.

(5)  Share Activity

     Transactions in shares of each fund for the years ended December 31, 1996 and 1995, were as follows:

                                             Capital       Growth and                                     Money        Treasury
                                          Appreciation    Income Stock      Balanced         Bond        Market          2000
                                           Stock Fund         Fund            Fund           Fund         Fund           Fund

Shares outstanding at December 31,1994     947,425        3,248,703       5,230,875        813,520     7,799,361        181,807

Share sold, including reinvestment
       of dividends                      2,337,211        2,621,441       2,823,694        657,600    16,747,785         43,617

Shares repurchased                        (238,086)        (259,097)       (469,326)      (179,841)  (13,173,017)       (42,878)
                                         ---------        ---------       ---------       --------    ----------        -------
Shares outstanding at December 31, 1995  3,046,550        5,611,047       7,585,243      1,291,279    11,374,129        182,546
                                         ---------        ---------       ---------       --------    ----------        -------
Share sold, including reinvestment
       of dividends                      3,818,030        5,524,047       5,380,713      1,453,110    33,769,815            805

Shares repurchased                        (105,316)        (215,447)       (228,534)      (171,319)  (24,132,957)            --
                                         ---------        ---------       ---------       --------    ----------        -------
Shares outstanding at December 31, 1996  6,759,264       10,919,647      12,737,422      2,573,070    21,010,987        183,351
                                         ---------        ---------       ---------       --------    ----------        -------

                                ULTRA SERIES FUND
                          INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Ultra Series Fund:

We have audited the statements of assets and liabilities, including the schedules of investments in securities, of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of the Ultra Series Fund as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year (three years for Capital Appreciation Stock Fund) period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody were confirmed to us by the custodian. As to securities purchased or sold, but not received or delivered, we request confirmation from brokers, and where replies are not received, we carried out other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of Ultra Series Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their nets assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year
(three years for Capital Appreciation Stock Fund) period then ended, in conformity with generally accepted accounting principles.



                              KPMG PEAT MARWICK LLP


Des Moines, Iowa
February 7, 1997

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      (1)      Financial statements included in Part A:

                  Financial Highlights

         (2)      Financial Statements included in Part B:


                  Audited  financial  statements  as of and for the  year  ended
                  December   31,   1996:
                    Statements   of  Assets  and Liabilities*
                    Investments in Securities* Statements of Operations* Statements of Changes in Net Assets (for the two-year period ended  December 31, 1996)*
                    Notes to Financial Statements Independent Auditors' Report

                  *Separate statements are prepared for each Fund of the Ultra Series Fund.


                  There are no financial statements included in Part C.

(b)      Exhibits:


         (1)      Amended and Restated Declaration of Trust.

         (2)      Amended and Restated Bylaws.


         (3)      Not Applicable

         (4)      Not Applicable


         (5)      A.       Management Agreement effective May 1, 1997.

                  B. Servicing Agreement between Century Life of America (now known as CUNA Mutual Life Insurance Company) and Century Investment Management Co. (now known as CIMCO Inc.) effective October 1, 1994.

                  C.       Servicing   Agreement   between  Century   Investment
                           Management Co. (now known as CIMCO Inc.) and CUNA Mutual Insurance Society effective July 17, 1993.

         (6) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993


         (7)      Not Applicable


         (8)      A.       Custodian  Agreement with United States Trust Company
                           of New York  dated  June 24,  1993.  Assumed by Chase
                           Manhattan on September 2, 1995.

                  B.       Cash Data Entry  Agreement  with United  States Trust
                           Company  dated  June  24,  1993.   Assumed  by  Chase
                           Manhattan on September 2, 1995.

                  C. Custodian Agreement with State Street Bank and Trust Company. [To be filed by amendment]

                  D. Cash Data Entry Agreement with State Street Bank and Trust Company. [To be filed by amendment]

         (9)      Not Applicable

         (10)     Opinion of Counsel

         (11)     A.       Consent  of KPMG  Peat  Marwick  LLP [To be  filed by
                           amendment]

         (12)     Not Applicable

         (13)     A.       Termination   Agreement   dated   December  31,  1993
                           concerning  Agreement  Governing  Contribution  dated
                           September 30, 1983.

                           Agreement Governing Contribution.

                  B.       Termination   Agreement   dated   December  31,  1993
                           concerning Agreement Governing Contribution dated May 31, 1988.

                           Agreement Governing Contribution.

                  C. Termination of Expense Reimbursement Agreement dated January 16, 1997, effective May 1, 1997.

                           Expense Reimbursement Agreement.

         (14)     Not Applicable

         (15)     Plan of Distribution dated May 1, 1997.

         (16)     Schedule for Computation.

         (17)     Financial Data Schedules.

         (18)     Multi-Class Plans.

         (19)     Powers of Attorney.


Item 25.  Persons Controlled by or Under Common Control with Registrant


The shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, CUNA Mutual Life Insurance Company and Part B THE INVESTMENT ADVISER for a description of related parties.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.


                 See organization charts on the following pages.

                       CUNA Mutual Life Insurance Company

                  ORGANIZATIONAL CHART AS OF DECEMBER 31, 1996


CUNA Mutual Life Insurance Company
         An Iowa mutual life insurance company
         Fiscal Year End:  December 31
         CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

         1.       Red Fox Motor Hotel Corporation
                  An Iowa Business Act Corporation.
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Operation of Red Fox Inn, a motel
                  Classes of Stock:  Common only
                  Authorized Shares:  1,000 nonpar
                  Issued Shares:  242.7821
                  Capital Structure:
                           Stated capital:  $242,782
                           Add. paid-in:  $0
                           Ret. earn:  ($14,447)
                           Total Equity:  $257,229
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31


         2.       CIMCO Inc.
                  An Iowa Business Act Corporation
                  50% ownership by CUNA Mutual Life Insurance Company
                  50% ownership by CUNA Mutual Investment Corporation
                  Business:  Registered Investment Advisor
                  Classes of Stock:  Non-assessable
                  Authorized Shares:  500,000 nonpar
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $10,000
                           Add. paid-in:  $520,000
                           Ret. earn.:  $435,660
                           Total Equity:  $965,660
                  Equal Shareholders: CUNA Mutual Life Insurance Company & CUNA Mutual Investment Corporation
                  Fiscal Year End:  December 31
                  CIMCO Inc. is the investment adviser of:

                           The Ultra Series Fund
                           A Massachusetts Business Trust
                           Domiciled in Iowa
                           Business: Open-end diversified management investment company offered through insurance contracts
                           Shareholders: Three separate accounts of CUNA Mutual Life Insurance Company hold legal title for the benefit of policyowners.
                           Principal Underwriter: CUNA Brokerage Services, Inc. Fiscal Year End: December 31

         3.       Plan America Program, Inc.
                  A Maine Business Act Corporation
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business: Quasi-public corporation, operating an insurance business
                  Classes of Stock:  Voting common only
                  Authorized Shares:  5,000 of $1.00 par
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $500
                  Sole Shareholder:  CUNA Mutual Life Insurance Company
                  Fiscal Year End:  December 31



                          CUNA Mutual Insruance Society

                              ORGANIZATIONAL CHART
                             AS OF DECEMBER 31, 1996

CUNA Mutual Insurance Society
         Business:  Life, Health & Disability Insurance
         May 20, 1935*
         State of domicile:  Wisconsin
         CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:



         1.       CUNA Mutual Investment Corporation
                  Business:  Holding Company
                  September 15, 1972*
                  State of domicile:  Wisconsin
                  CUNA Mutual Investment Corporation is the owner of the following subsidiaries:


                  a.       CUMIS Insurance Society, Inc.
                           Business:  Corporate Property/Casualty Insurance
                           May 23, 1960*
                           State of domicile:  Wisconsin
                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:


                           (1) Credit Union Mutual Insurance Society New Zealand Ltd.
                                    Business:  Fidelity Bond Coverages
                                    November 1, 1990*
                                    State of domicile:  Wisconsin


                  b.       League General Insurance Company
                           Business:  Individual Property/Casualty
                           January 1, 1983*
                           State of domicile:  Michigan


                  c.       CUNA Brokerage Services, Inc.
                           Business:  Brokerage
                           July 19, 1985*
                           State of domicile:  Wisconsin

                  d.       CUNA Mutual Financial Services Corporation
                           Business:  Individual Marketing
                           November 21, 1983*
                           State of domicile:  Wisconsin

                  e.       CUNA Mutual General Agency of Texas, Inc.
                           Business:  Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas


                  f.       MEMBERS Life Insurance Company
                           Business:  Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile:  Wisconsin
                           Formerly CUMIS Life & CUDIS


                  g.       International Commons, Inc.
                           Business:  Special Events
                           January 13, 1981*
                           State of domicile:  Wisconsin

                  h.       CUNA Mortgage Corporation
                           Business:  Mortgage Servicing
                           November 20, 1978*
                           State of domicile:  Wisconsin

                  i.       Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance
                           April 14, 1994*
                           State of Domicile:  California

                  j.       CUNA Mutual Insurance Agency, Inc.
                           Business:  Leasing/Brokerage
                           March 1, 1974*
                           State of domicile:  Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)   CM Field Services, Inc.
                                 Business:  Serves Agency Field Staff
                                 January 26, 1994*
                                 State of domicile:  Wisconsin

                           (2)   CUNA Mutual Insurance Agency of Alabama, Inc.
                                 Business:  Property & Casualty Agency
                                 May 27, 1993*
                                 State of domicile:  Alabama

                           (3)  CUNA Mutual  Insurance Agency of New Mexico,Inc.
                                Business:  Brokerage of Corporate & Personal
                                Lines
                                June 10, 1993*
                                State of domicile:  New Mexico

                           (4)   CUNA Mutual Insurance Agency of Hawaii, Inc.
                                 Business:  Property & Casualty Agency
                                 June 10, 1993*
                                 State of domicile:  Hawaii

                           (5) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
                                 Business:  Property & Casualty Agency
                                 June 24, 1993*
                                 State of domicile:  Mississippi

                           (6)   CUNA Mutual Insurance Agency of Kentucky, Inc.
                                 Business:  Brokerage of Corporate & Personal
                                 Lines
                                 October 5, 1994*
                                 State of domicile:  Kentucky

                           (7)   CUNA Mutual Insurance Agency of Massachusetts,
                                 Inc.
                                 Business:  Brokerage of Corporate & Personal
                                 Lines
                                 January 27, 1995*
                                 State of domicile:  Massachusetts

         2.       C.U.I.B.S. Pty. Ltd.
                  Business:  Brokerage
                  February 18, 1981*
                  Country of domicile:  Australia

*Dates shown are dates of acquisition, control or organization.


CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:



1.     C. U. Family Insurance Services, Inc./Colorado
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Colleague Services Corporation
       September 1, 1981

2.     C. U. Insurance Services, Inc./Oregon
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Oregon Credit Union League
       December 27, 1989

3.     CUFIS of Illinois, Inc.
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Illinois Credit Union League Service Corporation April 10, 1990

4.     CUFIS of New York, Inc.
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by CUC Services, Inc.
       March 28, 1991


5.     The CUMIS Group Limited
       63.4% ownership by CUNA Mutual Insurance Society (as of 12-31-96)

6.     CIMCO Inc. (CIMCO)
       50% ownership by CUNA Mutual Investment Corporation
       50% ownership by CUNA Mutual Life Insurance Company
       January 1, 1992

7.     Cooperative  Savings and Credit  Unions  Insurance  Society  "Benefit" SA
       (Poland)
       70.9% ownership by CUNA Mutual Insurance Society
       15.3% ownership by CUMIS Insurance Society, Inc.
       13.8% ownership by Foundation for Polish Credit Unions
       September 1, 1992


8.     GWARANT, Ltd.
       50% ownership by CUNA Mutual Insurance Society
       50% ownership by Foundation for Polish Credit Unions
       February 18, 1994

9.     CUNA Mutual Insurance Agency of Ohio, Inc.
       1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
       99% of value owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
       June 14, 1993

12.    SECURITY Management Company, Ltd. (Hungary)
       90% ownership by CUNA Mutual Insurance Society
       10% ownership by:  Federation of Savings Cooperatives
                                 Savings Cooperative of Szoreg
                                 Savings Cooperative of Szekkutas
                                 (collectively called Hungarian Associates)
       September 5, 1992

13.    CMG Mortgage Insurance Company
       55% ownership by CUNA Mutual Investment Corporation 45% ownership by PMI Mortgage Insurance Co.
       April 14, 1994


Limited Liability Companies


1.     "Sofia LTD." (Ukraine)
       99.96% CUNA Mutual Insurance Society
       .04% CUMIS Insurance Society, Inc.
       March 6, 1996

       a.     `FORTRESS' (Ukraine)
              80% "Sofia LTD."
              19% The  Ukrainian  National  Association  of  Savings  and Credit
              Unions
              1% Service Center by UNASCU
              September 25, 1996


2.     CUNA Mortgage Assistance, L.L.C.
       50% interest by CUNA Mortgage Corporation
       50% interest by CUNA Service Group, Inc.
       November 7, 1995


Stock Corporation - CUNA Mutual Group owns less than 50%

1.     Cooperators Life Assurance Society Limited (Jamaica)
       CUNA Mutual Insurance Society owns 122,500 shares
       Jamaica Co-op Credit Union League owns 127,500 shares
       (NOTE: Awaiting authority to write business)
       May 10, 1990

2. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
       July 4, 1985

3.     CU Interchange Group, Inc.
       Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

4.     CUNA Service Group, Inc.
       April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares


5.     "Benevita LKS" (Russia)
       49% CUNA Mutual Insurance Society
       51% League of Credit Unions
       December 7, 1995

6.     Credit Union Service Corporation
       Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock



Partnerships


1. PLAN AMERICA(R) Financial Services, a Wisconsin partnership CUNA Mutual Insurance Society - 50% Partner
       CUNA Mutual Life Insurance Company - 50% Partner
       December 17, 1987


2.     LeaSo Partners, a California partnership
       CUNA Mutual Insurance Society - 50% Partner
       California Credit Union League - 50% Partner
       December 29, 1981

3.     CM CUSO Limited Partnership, a Washington Partnership
       CUMIS Insurance Society, Inc. - General Partner
       Credit Unions in Washington - Limited Partners
       June 14, 1993


Affiliated (Nonstock)

1.     NARCUP, Inc.
       August 8, 1978

2.     CUNA Mutual Group Foundation, Inc.
       July 5, 1967


3.     CUNA Mutual Life Insurance Company
       July 1, 1990


4. Aseguradora Solidaria de Colombia (formerly Seguros UCONAL Limitada) 17.2% membership by CUNA Mutual Insurance Society
       July 2, 1985


Item 26.  Number of Holders of Securities


                                                     Number of Shareholders
Fund                                                 as of March 31, 1997


Capital Appreciation Stock                                    3
Growth and Income Stock                                       3
Balanced                                                      3
Bond                                                          3
Money Market                                                  3
Treasury 2000                                                 3

Item 27.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser


The Investment Adviser for the Ultra Series Fund is CIMCO Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description.


    NAME                                   POSITION HELD


Michael S. Daubs                           CIMCO Inc.
                                           President
                                           1982 - Present
                                           Director
                                           1995-Present

                                           CUNA Mutual Life Insurance Company
                                           Chief Investment Officer
                                           1989 - Present


                                           CUNA Mutual Insurance Society
                                           Chief Investment Officer
                                           1990 - Present


Lawrence R. Halverson                      CIMCO Inc.
                                           Senior Vice President and Secretary
                                           1996 - Present

                                           Vice President and Secretary
                                           1992 - 1996

                                           CUNA Brokerage Services, Inc.
                                           President
                                           1996 - Present

Joyce A. Harris                            CIMCO Inc.
                                           Director and Chair
                                           1992 - Present


                                           Telco Community Credit Union
                                           President, Chief Executive Officer
                                           1978 - Present


James C. Hickman                           CIMCO Inc.
                                           Director
                                           1992 - Present


                                           University of Wisconsin
                                           Professor
                                           1972 - Present


Michael B. Kitchen                         CIMCO Inc.
                                           Director
                                           1995 - Present

                                           CUNA Mutual Life Insurance Company
                                           President and Chief Executive Officer
                                           1995 - Present


                                           CUNA Mutual Insurance Society
                                           President and Chief Executive Officer
                                           1995 - Present


George A. Nelson                           CIMCO Inc.
                                           Director and Vice  Chair
                                           1992 - Present


                                           Evening Telegram Co. - WISC-TV
                                           Vice President
                                           1982 - Present



Item 29.  Distributor


       a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.


       b. The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal             Position with Distributor   Positions and Offices
 Business Address                                             with Registrant


Steven A. Goldberg             Director                     None
5910 Mineral Point Road        Secretary
Madison, WI  53705


Michael G. Joneson             Director                     Chief Accounting
2000 Heritage Way              Treasurer                    Officer, Treasurer,&
Waverly, IA  50677                                          Assistant Secretary

Gary L. Cutler                 Director                     None
2000 Heritage Way
Waverly, IA  50677

John M. Waggoner               Chief Legal Officer          None
5910 Mineral Point Road
Madison, WI  53705

Campbell D. McHugh             Compliance Officer           None
5910 Mineral Point Road
Madison, WI  53705


Brian Lasko                    Managing Principal           None
2000 Heritage Way
Waverly, IA  50677

Lawrence R. Halverson          Director                     Vice President
5910 Mineral Point Road        President                    and Secretary
Madison, WI  53705

Marc A. Krasnick               Director                     None
5910 Mineral Point Road        Vice President
Madison, WI 53705

Sandra K. Steffeney            Vice President               None
33320 9th Avenue South
Suite 250
Federal Way, WA  98063-3919


       c. There have been no commissions or other compensation paid by Registrant to the Distributor.

Item 30.  Location of Accounts and Records


The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the CUNA Mutual Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677 or at CIMCO Inc., 5910 Mineral Point Road, Madison, Wisconsin 53705 or at CUNA Mutual Insurance Society, 5910 Mineral Point Road, Madison, Wisconsin 53705.


Item 31.  Management Services

Not Applicable

Item 32.  Undertakings


(a)      Not applicable.

(b)      Not applicable.

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's annual report to shareholders, upon request and without charge.

(d) The registrant undertakes, if requested to do so by the holders of at least 10% of the votes represented by its outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of any Trustee or Trustees, and to assist in communications with shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, State of Wisconsin, on the 24th day of February, 1997.



                                                 ULTRA SERIES FUND



                                             By:  /s/  Michael S. Daubs
                                                  Michael S. Daubs, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE                                               DATE


    Gwendolyn M. Boeke*                                           02/24/97
Gwendolyn M. Boeke, Trustee


    Alfred L. Disrud*                                             02/24/97
Alfred L. Disrud, Trustee


    /s/ Kevin T. Lentz                                            02/24/97
Kevin T. Lentz, Trustee


    Keith S. Noah*                                                02/24/97
Keith S. Noah, Trustee


    Thomas C. Watt*                                               02/24/97
Thomas C. Watt, Trustee


    /s/ Linda L. Lilledahl                                        02/24/97
 Linda L. Lilledahl, Attorney-In-Fact

* Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURES AND TITLE                                             DATE


  /s/ Michael S. Daubs                                    February 24, 1997
--------------------------------------------            -------------------
Michael S. Daubs, President


  /s/ Robert M. Buckingham                                February 24, 1997
--------------------------------------------            -------------------
Robert M. Buckingham, Chief Financial
Officer and Assistant Secretary


  /s/ Michael G. Joneson                                  February 24, 1997
--------------------------------------------            -------------------
Michael G. Joneson, Chief Accounting
Officer, Treasurer and Assistant Secretary

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND



         1.       Amended and Restated Declaration of Trust

         2.       Amended and Restated Bylaws

         5.       A.       Management Agreement

                  B. Servicing Agreement between Century Life of America (Now known as CUNA Mutual Life Insurance Company) and Century Investment Management Co. (Now known as CIMCO Inc.) effective October 1, 1994.

                  C.       Servicing   Agreement   between  Century   Investment
                           Management Co. (Now known as CIMCO Inc.) and CUNA Mutual Insurance Society effective July 17, 1993.

         6. Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993.

         8.       A.       Custodian  Agreement with United States Trust Company
                           of New York  dated  June 24,  1993.  Assumed by Chase
                           Manhattan on September 2, 1995.

                  B.       Cash Data Entry  Agreement  with United  States Trust
                           Company  dated  June  24,  1993.   Assumed  by  Chase
                           Manhattan on September 2, 1995.

                  C. Custodian Agreement with State Street Bank and Trust Company. [To be filed by amendment]

                  D. Cash Data Entry Agreement with State Street Bank and Trust Company. [To be filed by amendment]

         10.      Opinion of Counsel

         11.      A.       Consent  of  KPMG  Peat   Marwick  [To  be  filed  by
                           amendment]

         13.      A.       Termination   Agreement   dated   December  31,  1993
                           concerning  Agreement  Governing  Contribution  dated
                           September 30, 1983.

                           Agreement Governing Contribution

                  B.       Termination   Agreement   dated   December  31,  1993
                           concerning Agreement Governing Contribution dated May 31, 1988.

                           Agreement Governing Contribution

                  C. Termination of Expense Reimbursement Agreement dated January 16, 1997, effective May 1, 1997.

                           Expense Reimbursement Agreement

         15.      Plan of Distribution dated May 1, 1997


         16.      Schedule of Computation


         17.      Financial Data Schedules

         18.      Multi-Class Plans.

         19.      Powers of Attorney

                                    EXHIBIT 1



                                ULTRA SERIES FUND

                        (A Massachusetts Business Trust)

                              Amended and Restated
                              DECLARATION OF TRUST

                                TABLE OF CONTENTS
                                      PAGE
         RECITALS 1

ARTICLE I...................................................................1

THE TRUST...................................................................1
         SECTION 1.1 Name...................................................1
         SECTION 1.2 Location...............................................1
         SECTION 1.3 Nature of Trust........................................1
         SECTION 1.4 Definitions............................................2

ARTICLE II..................................................................2

POWERS OF TRUSTEES..........................................................3
         SECTION 2.1 General................................................3
         SECTION 2.2 Investments............................................3
         SECTION 2.3 Legal Title............................................3
         SECTION 2.4 Disposition of Assets..................................4
         SECTION 2.5 Taxes..................................................4
         SECTION 2.6 Rights as Holder of Securities.........................4
         SECTION 2.7 Delegation; Committees.................................4
         SECTION 2.8 Collection.............................................4
         SECTION 2.9 Expenses...............................................5
         SECTION 2.10 Borrowing.............................................5
         SECTION 2.11 Deposits..............................................5
         SECTION 2.12 Allocation............................................5
         SECTION 2.13 Valuation.............................................5
         SECTION 2.14 Fiscal Year...........................................5
         SECTION 2.15 Concerning the Trust and Certain Affiliates...........5
         SECTION 2.16 Power to Contract.....................................6
         SECTION 2.17 Insurance.............................................7
         SECTION 2.18 Pension and Other Plans...............................7
         SECTION 2.19 Seal..................................................7
         SECTION 2.20 Charitable Contributions..............................7
         SECTION 2.21 Indemnification.......................................7
         SECTION 2.22 Remedies..............................................7
         SECTION 2.23 Separate Accounting...................................7
         SECTION 2.24 Further Powers........................................7

ARTICLE III.................................................................8

ADVISER AND DISTRIBUTOR.....................................................8
         SECTION 3.1 Appointment............................................8
         SECTION 3.2 Provisions of Agreement................................8
         SECTION 3.3 Independence of Trustees...............................8

ARTICLE IV..................................................................8

INVESTMENTS.................................................................8
         SECTION 4.1 Statement of Investment Objectives and Policies........8
         SECTION 4.2 Restrictions...........................................8
         SECTION 4.3 Percentage Restrictions................................8
         SECTION 4.4 Amendment of Investment Objectives and Policies
                     and of Investment Limitations..........................8

ARTICLE V...................................................................9

LIMITATIONS OF LIABILITY....................................................9
         SECTION 5.1 Liability to Third Persons.............................9
         SECTION 5.2 Liability to Trust or to Shareholders..................9
         SECTION 5.3 Indemnification........................................9
         SECTION 5.4 Surety Bonds..........................................10
         SECTION 5.5 Apparent Authority....................................10
         SECTION 5.6 Recitals..............................................10
         SECTION 5.7 Reliance on Experts, Etc..............................10
         SECTION 5.8 Liability Insurance...................................10

ARTICLE VI.................................................................10

CHARACTERISTICS OF SHARES..................................................10
         SECTION 6.1 Shares of Beneficial Interest.........................10
         SECTION 6.2 Establishment of Series and Classes...................11
         SECTION 6.3 Evidence of Share Ownership...........................12
         SECTION 6.4 Death of Shareholders.................................12
         SECTION 6.5 Repurchase of Shares..................................12
         SECTION 6.6 Trustees as Shareholders..............................12
         SECTION 6.7 Redemption and Stop Transfers for Tax Purposes;
                     Redemption to Maintain Constant Net Asset Value.......12
         SECTION 6.8 Information from Shareholders..........................13
         SECTION 6.9 Redemptions............................................13
         SECTION 6.10 Suspension of Redemption; Postponement of Payment.....13

ARTICLE VII.................................................................13

RECORD AND TRANSFER OF SHARES...............................................13
         SECTION 7.1 Share Register.........................................13
         SECTION 7.2 Transfer Agent.........................................13
         SECTION 7.3 Owner of Record........................................14
         SECTION 7.4 Transfers of Shares....................................14
         SECTION 7.5 Limitation of Fiduciary Responsibility.................14
         SECTION 7.6 Notices................................................14

ARTICLE VIII................................................................14

SHAREHOLDERS................................................................14
         SECTION 8.1 Meetings of Shareholders...............................14
         SECTION 8.2 Quorums................................................14
         SECTION 8.3 Notice of Meetings.....................................15
         SECTION 8.4 Record Date for Meetings...............................15
         SECTION 8.5 Proxies, Etc...........................................15
         SECTION 8.6 Reports................................................15
         SECTION 8.7 Inspection of Records..................................16
         SECTION 8.8 Shareholder Action By Written Consent..................16
         SECTION 8.9 Voting Rights of Shareholders..........................16

ARTICLE IX..................................................................16

TRUSTEES 16
         SECTION 9.1 Number and Qualification...............................16
         SECTION 9.2 Term and Election......................................16
         SECTION 9.3 Resignation and Removal................................16
         SECTION 9.4 Vacancies..............................................17
         SECTION 9.5 Meetings...............................................18
         SECTION 9.6 Officers...............................................18
         SECTION 9.7 Bylaws.................................................18

ARTICLE X...................................................................18

DISTRIBUTIONS TO SHAREHOLDERS AND DETERMINATION OF NET ASSET VALUE AND
         NET INCOME.........................................................18
         SECTION 10.1 General...............................................18
         SECTION 10.2 Retained Earnings.....................................19
         SECTION 10.3 Source of Distributions...............................19
         SECTION 10.4 Net Asset Value.......................................19
         SECTION 10.5 Power to Modify Valuation Procedures..................19

ARTICLE XI..................................................................19

CUSTODIAN...................................................................19
         SECTION 11.1 Appointment and Duties................................19
         SECTION 11.2 Central Certificate System............................20

ARTICLE XII.................................................................20

RECORDING OF DECLARATION OF TRUST...........................................20
         SECTION 12.1 Recording.............................................20

ARTICLE XIII................................................................20

AMENDMENT  OR TERMINATION OF TRUST..........................................20
         SECTION 13.1 Amendment or Termination..............................20
         SECTION 13.2 Power to Effect Reorganization........................21

ARTICLE XIV.................................................................21

MISCELLANEOUS...............................................................21
         SECTION 14.1 Governing Law.........................................21
         SECTION 14.2 Counterparts..........................................22
         SECTION 14.3 Reliance by Third Parties.............................22
         SECTION 14.4 Provisions in Conflict with Law or Regulations........22
         SECTION 14.5 Section Headings......................................22

ARTICLE XV..................................................................22

DURATION OF TRUST...........................................................22
         SECTION 15.1 Duration..............................................22

                              Amended and Restated
                              Declaration of Trust
                                   May 1, 1997

                                       of

                                RECITALSRIES FUND

This Declaration of Trust made the 16th day of September, 1983 by Arthur J. Hessburg, Michael S. Daubs, and Frederic L. Broers, the undersigned Trustees of Ultra Series Fund.

                                   WITNESSETH:

WHEREAS, the Trustees desire to establish an unincorporated voluntary association commonly known as a business trust, as described in the provisions of Chapter 182 of the General Laws of Massachusetts, for the principal purpose of the investment and reinvestment of funds contributed thereto; and

WHEREAS, the Trustees desire that such trust be a registered open-end investment company under the Investment Company Act of 1940; and

WHEREAS, the Trustees have acknowledged the receipt of and investment of One Hundred Thousand Dollars ($100,000) by means of an Agreement Governing Contribution and have agreed to hold, invest, and dispose of the same and any property acquired or otherwise added thereto as such Trustees as hereinafter stated; and

WHEREAS, it is proposed that the beneficial interest in the Trust's assets shall be divided into transferable shares of beneficial interest, which shall be evidenced by the Share Register maintained by the Trust or its agent, or, in the discretion of the Trustees, be evidenced by certificates therefor, as hereinafter provided;

NOW, THEREFORE, the Trustees hereby declare that they will hold all property of every type and description which they are acquiring or may hereafter acquire as such Trustees, together with the proceeds thereof, in trust, to manage and dispose of the same for the benefit of the holders of record from time to time of the Shares being issued and to be issued hereunder and in the manner and subject to the provisions hereof.

                                   ARTICLE I

                                   THE TRUST

SECTION 1.1 Name. The name of the trust created by this Declaration of Trust shall be Ultra Series Fund (hereinafter called the "Trust") and so far as may be practicable the Trustees shall conduct the Trust's activities, execute all documents and sue or be sued under that name, which name (and the word "Trust" wherever used in this Declaration of Trust, except where the context otherwise requires) shall refer to the Trustees in their capacity as Trustees, and not individually or personally and shall not refer to the officers, agents, employees or Shareholders of the Trust or of such Trustees. Should the Trustees determine that the use of such name is not practicable, legal or convenient, they may use such other designation or they may adopt such other name for the Trust as they deem proper and the Trust may hold property and conduct its activities under such designation or name.

1.2 Location. The Trust shall maintain a registered office at 84 State Street, care of Prentice-Hall Corporation System, Inc., Boston, Massachusetts, 02109, and may maintain such other offices or places of business as the Trustees may from time to time determine.

1.3 Nature of Trust. The Trust shall be of the type commonly termed a "business" trust. The Trust is not intended to be, shall not be deemed to be, and shall not be treated as, a general partnership, limited partnership, joint venture, corporation or joint stock company. The Shareholders shall be beneficiaries and their relationship to the Trustees shall be solely in that capacity in accordance with the rights conferred upon them hereunder. The Trust is intended to have the status of a registered open-end investment company under the Investment Company Act of 1940 and of a "regulated investment company" as that term is defined in Section 851 of the Internal Revenue Code of 1986, as amended (the "Code") and this Declaration of Trust and all actions of the Trustees hereunder shall be construed in accordance with such intent.

SECTION 1.4 Definitions. As used in this Declaration of Trust, the following terms shall have the following meanings unless the context hereof otherwise requires:

         "1940 Act" shall mean the Investment Company Act of 1940, as amended from time to time.

         "Adviser" and "Distributor" shall mean any Person or Persons appointed, employed or contracted with by the Trustee under the applicable provisions of Section 3.1 hereof.

         "Affiliate" shall have the same meaning as the term Affiliated Person under the 1940 Act.

         "Assignment," "Commission," and "Prospectus" shall have the meanings given them in the 1940 Act.

         "Declaration of Trust" shall mean this Declaration of Trust as amended, restated, or modified from time to time. References in this Declaration of Trust to "Declaration," "hereof," "herein," "hereby" and "hereunder" shall be deemed to refer to the Declaration of Trust and shall not be limited to the particular text, article, or section in which such words appear.

         "General Assets" shall mean any assets, income, earnings, profits of proceeds thereof, funds, or payments that are not readily identifiable as belonging to any particular Series of the Trust or any corresponding investment portfolio of the Trust.

         "General Liabilities" shall mean any liabilities, expenses, costs, charges, or reserves of the Trust that are not readily identifiable as belonging to any particular Series of the Trust or any corresponding investment portfolio of the Trust.

         "Person"  shall mean and  include  individuals,  corporations,  limited partnerships, general partnerships, joint stock companies or associations, joint ventures, associations, companies, trusts, banks, trust companies, land trusts, business trusts or other entities whether or not legal entities and governments and agencies and political subdivisions thereof.

         "Portfolio" shall mean any separate investment portfolio coming to exist as a result of the establishment by the Trustees of one or more series of Shares pursuant to Article VI hereof."

         "Securities" shall mean any stock, shares, voting trust certificates, bonds, debentures, notes, or other evidences of indebtedness, secured or unsecured, convertible, subordinated or otherwise or in general any instruments commonly known as "securities" or any certificates of interest, shares or participations in temporary or interim certificates for, guarantees of, or any right to subscribe to, purchase or acquire any of the foregoing.

         "Shareholders" shall mean as of any particular time all holders of record of outstanding Shares at such time.

         "Shares" shall mean the shares of beneficial interest of the Trust as described in Article VI.

         "Trust Property" shall mean as of any particular time any and all property, real, personal, or otherwise, tangible or intangible, which is transferred, conveyed or paid to the Trust or Trustees and all income, profits and gains therefrom and which at such time is owned or held by, or for the account of, the Trust or the Trustees.

                                   ARTICLE II

                               POWERS OF TRUSTEES

SECTION 2.1 General. The Trustees shall have, without other or further authorization, full, exclusive and absolute power, control and authority over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole and absolute owners of the Trust Property and business in their own right, and with such powers of delegation as may be permitted by this Declaration of Trust. The Trustees may do and perform such acts and things as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Trust or promoting the interests of the Trust and the Shareholders. The enumeration of any specific power or authority herein shall not be construed as limiting the aforesaid power or authority or any specific power or authority. The Trustees shall have the power to enter into commitments to make any investment, purchase or acquisition, or to exercise any power authorized by this Declaration of Trust. Such powers of the Trustees may be exercised without order of or resort to any court.

SECTION 2.2 Investments. The Trustees shall have power, subject in all respects to Article IV hereof,

         (a) to conduct, operate and carry on the business of an investment company; and

         (b) for such consideration as they may deem proper, to subscribe for, invest in, reinvest in, purchase or otherwise acquire, hold, pledge, sell, assign, transfer, lend, exchange, distribute or otherwise deal in or dispose of negotiable or nonnegotiable instruments, obligations, evidences of indebtedness, bankers' acceptances, certificates of deposit or indebtedness, commercial paper, securities subject to repurchase agreements, and other money market securities, including, without limitation, those issued, guaranteed or sponsored by the United States Government or its agencies or instrumentalities, or international instrumentalities, or by any of the several states of the United States of America or their political subdivisions or agencies or instrumentalities, or by any bank or savings institution, or by any corporation organized under the laws of the United States or of any state, territory or possession thereof, or by corporations organized under foreign laws; marketable straight debt securities; securities (payable in U.S. dollars) of, or guaranteed by, foreign governments, the government of Canada or of a Province of Canada; restricted securities; preferred or common stock, securities convertible into common stock, purchase rights, warrants and options issued by corporations organized under the laws of the United States or any state, territory or possession thereof, or by corporations organized under foreign laws or American depository receipts; shares of investment companies; interest in real estate; financial futures contracts; stock index futures; and nothing herein shall be construed to mean the Trustees shall not have the foregoing powers with respect to any Securities in which the Trust may invest in accordance with Article IV hereof.

                  In the exercise of their powers, the Trustees shall not be limited, except as otherwise provided hereunder, to investing in Securities maturing before the possible termination of the Trust, nor shall the Trustees be limited by any law now or hereafter in effect limiting the investments which may be held or retained by trustees or other fiduciaries, but they shall have full authority and power to make any and all investments within the limitations of this Declaration of Trust, that they, in their absolute discretion, shall determine, and without liability for loss, even though such investments shall be of a character or in amount not considered proper for the investment of Trust funds.

SECTION 2.3 Legal Title. Legal title to all the Trust Property shall be vested in the Trustees as joint tenants and held by and transferred to the Trustees, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees with suitable reference to their Trustee status, or in the name of the Trust, or in the name of any other Person as nominee, on such terms, in such manner, and with such powers as the Trustees may determine, so long as in their judgment the interest of the Trust is adequately protected.

The right, title and interest of the Trustees in and to the Trust Property shall vest automatically in all persons who may hereafter become Trustees upon their due election and qualification without any further act. Upon the resignation, removal or death of a Trustee, the Trustee (and in the event of his death, his estate) shall automatically cease to have any right, title or interest in or to any of the Trust Property, and the right, title and interest of such Trustee in and to the Trust Property shall vest automatically in the remaining Trustees without any further act. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

SECTION 2.4 Disposition of Assets. Subject in all respects to Article IV hereof, the Trustees shall have power to sell, lease, exchange or otherwise dispose of or grant options with respect to any and all Trust Property free and clear of any and all trusts, at public or private sale, for cash or on terms, without advertisement, and subject to such restrictions, stipulations, agreements and reservations as they shall deem proper, and to execute and deliver any deed or other instrument in connection with the foregoing. The Trustees shall also have the power, subject in all respects to Article IV hereof, to:

         (a) rent, lease or hire from others or to others for terms which may extend beyond the termination of this Declaration of Trust any property or rights to property, real, personal or mixed, tangible or intangible, and, except for real property, to own, manage, use and hold such property and such rights;

         (b) give consents and make contracts relating to Trust Property or its use;

         (c) grant security interests in or otherwise encumber Trust Property in connection with borrowings; and

         (d)      release any Trust Property.

SECTION 2.5 Taxes. The Trustees shall have power to pay all taxes or assessments, of whatever kind or nature, imposed upon or against the Trust or the Trustees in connection with the Trust Property or upon or against the Trust Property or income or any part thereof, to settle and compromise disputed tax liabilities, and for the foregoing purposes to make such returns and do all such other acts and things as may be deemed by the Trustees to be necessary or desirable.

SECTION 2.6 Rights as Holder of Securities. The Trustees shall have the power to exercise all the rights, powers and privileges appertaining to the ownership of all or any Securities or other property forming part of the Trust Property to the same extent that any individual might, and, without limiting the generality of the foregoing, to vote or give any consent, request or notice or waive any notice either in person or by proxy or power of attorney with or without power of substitution, to one or more Persons, which proxies and powers of attorney may be for meetings or action generally or for any particular meetings or action, and may include the exercise of discretionary powers.

SECTION 2.7 Delegation; Committees. The Trustees shall have power, consistent with their continuing exclusive authority over the management of the Trust, the conduct of its affairs, and the management and disposition of Trust Property, to delegate from time to time to such one or more of their number (who may be designated as constituting a Committee of the Trustees) or to officers, employees or agents of the Trust the doing of such things and the execution of such instruments either in the name of the Trust or the names of the Trustees or as their attorney or attorneys or otherwise as the Trustees may from time to time deem expedient.

SECTION 2.8 Collection. The Trustees shall have power to collect, sue for, receive and receipt for all sums of money or other property due to the Trust, to consent to extensions of the time for payment, or to the renewal of any Securities or obligations; to engage or intervene in, prosecute, defend, compound, compromise, abandon or adjust by arbitration or otherwise any actions, suits, proceedings, disputes, claims, demands or things relating to the Trust Property; to foreclose any Security or other instrument securing any notes, debentures, bonds, obligations or contracts, by virtue of which any sums of money are owed to the Trust; to exercise any power of sale held by them, and to convey good title thereunder free of any and all trusts, and in connection with any such foreclosure or sale, to purchase or otherwise acquire title to any property; to be parties to reorganization and to transfer to and deposit with any corporation, committee, voting trustee or other Person any Securities or obligations of any corporation, trust, association or other organization, the Securities of which form a part of the Trust Property, for the purpose of any reorganization of any such corporation, trust, association or other organization, or otherwise, to participate in any arrangement for enforcing or protecting the interests of the Trustees as the owners or holders of such Securities or obligations and to pay any assessment levied in connection with such reorganization or arrangement; to extend the time (with or without security) for the payment or delivery of any debts or property and to execute and enter into releases, agreements and other instruments; and to pay or satisfy any debts or claims upon any evidence that the Trustees shall think sufficient.

SECTION 2.9 Expenses. The Trustees shall have power to incur and pay any charges or expenses which in the opinion of the Trustees are necessary or incidental to or proper for carrying out any of the purposes of this Declaration of Trust, and to reimburse others for the payment therefor, and to pay appropriate compensation or fees from the funds of the Trust to themselves as Trustees and to Persons with whom the Trust has contracted or transacted business. The Trustees shall fix the compensation of all officers, employees and Trustees. The Trustees may be paid reasonable compensation for their general services as Trustees and officers hereunder, and the Trustees may pay themselves or any one or more of themselves such compensation for special services, including legal services, as they in good faith may deem reasonable and reimbursement for expenses reasonably incurred by themselves or any one or more of themselves on behalf of the Trust.

SECTION 2.10 Borrowing. The Trustees shall have power to borrow money only to the extent, for the purposes, and in the manner authorized by Article IV hereof.

SECTION 2.11 Deposits. The Trustees shall have power to deposit any monies or Securities included in the Trust Property with one or more banks, trust companies or other banking institutions whether or not such deposits will draw interest. Such deposits are to be subject to withdrawal in such manner as the Trustees may determine, and the Trustees shall have no responsibility for any loss which may occur by reason of the failure of the bank, trust company or other banking institution with whom the monies or Securities have been deposited.

SECTION 2.12 Allocation. The Trustees shall have power to determine whether monies or other assets received by the Trust shall be charged or credited to income or capital or allocated between income and capital, including the power to amortize or fail to amortize any part or all of any premium or discount, to treat any part or all the profit resulting from the maturity or sale of any asset, whether purchased at a premium or at a discount, as income or capital or apportion the same between income and capital, to apportion the sale price of any asset between income and capital, and to determine in what manner any expenses or disbursements are to be borne as between income and capital, whether or not in the absence of the power and authority conferred by this Section 2.12, such assets would be regarded as income or as capital or such expense or disbursement would be charged to income or to capital; to treat any dividend or other distribution on any investment as income or capital or apportion the same between income and capital; to provide or fail to provide reserves for depreciation, amortization or obsolescence in respect of any Trust Property in such amounts and by such methods and for such purposes as they shall determine, and to allocate to the share of beneficial interest account less than all of the consideration received for Shares (but not less than the par value thereof) and to allocate the balance thereof to paid-in capital, all as the Trustees may reasonably deem proper.

SECTION 2.13 Valuation. The Trustees shall have power to determine in good faith conclusively the value of any of the Trust Property and of any services, Securities, assets or other consideration hereafter to be acquired or disposed of by the Trust, and to revalue the Trust Property.

SECTION 2.14 Fiscal Year. The Trustees shall have power to determine the fiscal year of the Trust and the method or form in which its accounts shall be kept and from time to time to change the fiscal year or method or form of accounts.

SECTION 2.15 Concerning the Trust and Certain Affiliates.

         (a) The Trust may enter into transactions with any Affiliate of the Trust or of the Adviser or any Affiliate of any Trustee, director, officer or employee of the Trust or of the Adviser if (i) each such transaction has, after disclosure of such affiliation, been approved or ratified by the affirmative vote of a majority of the Trustees, including a majority of the Trustees who are not Affiliates of any Person (other than the Trust) who is a party to the transaction with the Trust, (ii) such transaction is, in the opinion of the Trustees, on terms fair and reasonable to the Trust and the Shareholders and at least as favorable to them as similar arrangements for comparable transactions (of which the Trustees have knowledge) with organizations unaffiliated with the Trust or with the Person who is a party to the transaction with the Trust, and
                  (iii) such transaction is in accordance with the 1940 Act or an exemption granted thereunder.

         (b) Except as otherwise provided by this Declaration of Trust and in the absence of fraud, a contract, act or other transaction, between the Trust and any other Person, or in which the Trust is interested, is valid and no Trustee, officer, employee or agent of the Trust has any liability as a result of entering into any such contract, act or transaction even though (i) one or more of the Trustees, officers, employees or agents of the Trust is directly or indirectly interested in or Affiliated with, or are trustees, partners, directors, employees, officers or agents of such other Person, or (ii) one or more of the Trustees, officers, employees, or agents of the Trust, individually or jointly with others, is a party or are parties to or directly interested in, or Affiliated with, such contract, act or transaction, provided that (a) such interest or Affiliation is disclosed to the Trustees and the Trustees authorized such contract, act or other transaction by a vote of a majority of the unaffiliated Trustees, or (b) such interest or Affiliation is disclosed to the Shareholders, and such contract, act or transaction is approved by the Shareholders.

         (c) Any Trustee or officer, employee or agent of the Trust may acquire, own, hold and dispose of Shares for his individual account, and may exercise all rights of a holder of such Shares to the same extent and in the same manner as if he were not such a Trustee or officer, employee or agent. The Trustees shall use their best efforts to obtain through the Adviser or other Persons a continuing and suitable investment program, consistent with the investment policies and objectives of the Trust, and the Trustees shall be responsible for reviewing and approving or rejecting investment opportunities presented by the Adviser or such other Persons. Any Trustee or officer, employee, or agent of the Trust may, in his personal capacity, or in a capacity of trustee, officer, director, stockholder, partner, member, adviser or employee of any Person, have business interests and engage in business activities in addition to those relating to the Trust, which interests and activities may be similar to those of the Trust and include the acquisition, syndication, holding, management, operation or disposition, for his own account or for the account of such Person, and each Trustee, officer, employee and agent of the Trust shall be free of any obligation to present to the Trust any investment opportunity which comes to him in any capacity other than solely as Trustee, officer, employee or agent of the Trust, even if such opportunity is of a character which, if presented to the Trust, could be taken by the Trust.

                  Subject to the provisions of Article III hereof, any Trustee or officer, employee or agent of the Trust may be interested as Trustee, officer, director, stockholder, partner, member, adviser or employee of, or otherwise have a direct or indirect interest in, any Person who may be engaged to render advice or services to the Trust, and may receive compensation from such Person as well as compensation as Trustee, officer, employee or agent of the Trust or otherwise hereunder. None of the activities referred to in this paragraph shall be deemed to conflict with his duties and powers as Trustee, officer, employee or agent of the Trust. To the extent that any other provision of this Declaration of Trust conflicts or is otherwise contrary to the provisions of this Section 2.15 the provisions of this Section shall be deemed controlling.

SECTION 2.16 Power to Contract.  Subject to the  provisions  of Sections 2.7 and
3.1 hereof with respect to delegation of authority by the Trustees, the Trustees shall have power to appoint, employ, or contract with any Person (including one or more of themselves and any corporation, partnership or trust of which one or more of them may be an Affiliate, subject to the applicable requirements of
Section 2.15 hereof) as the Trustees may deem necessary, or desirable for the transaction of the business of the Trust including any Person who, under the supervision of the Trustees, may, among other things: serve as the Trust's investment adviser and consultant in connection with policy decisions made by the Trustees; furnish reports to the Trustees and provide research, economic and statistical data in connection with the Trust's investments; act as consultants, accountants, technical advisers, attorneys, brokers, underwriters, corporate fiduciaries, escrow agents, depositories, custodians or agents for collection, insurers or insurance agents, transfer agents or registrars for Shares or in any other capacity deemed by the Trustees necessary or desirable; investigate, select, and, on behalf of the Trust, conduct relations with Persons acting in such capacities and pay appropriate fees to, and enter into appropriate contracts with, or employ, or retain services performed or to be performed by, any of them in connection with the investments acquired, sold, or otherwise disposed of, or committed, negotiated, or contemplated to be acquired, sold or otherwise disposed of; substitute any other Person for any such Person; act as attorney-in-fact or agent in the purchase or sale or other disposition of investments, and in the handling, prosecuting or settling of any claims of the Trust, including the foreclosure or other enforcement of any lien or security securing investments; and assist in the performance of such ministerial functions necessary in the management of the Trust as may be agreed upon with the Trustees or officers of the Trust.

SECTION 2.17 Insurance. The Trustees shall have the power to purchase and pay for entirely out of Trust Property insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, including the Adviser, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Shareholder, Trustee, officer, employee, agent, investment adviser, or independent contractor, including any action taken or omitted that may be determined to constitute negligence. However, such policies shall not pay or reimburse any director, officer, investment adviser or principal underwriter for any liability arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Such policies are to set forth a reasonable and fair means for determining whether payment or reimbursement shall be made.

SECTION 2.18 Pension and Other Plans. The Trustees shall have the power to pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including, without limitation, the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

SECTION 2.19 Seal. The Trustees shall have the power to adopt and use a seal for the Trust, but, unless otherwise required by the Trustees, it shall not be necessary for the seal to be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

SECTION 2.20 Charitable Contributions. The Trustees shall have the power to make donations, irrespective of benefit to the Trust, for the public welfare or for community fund, hospital, charitable, religious, educational, scientific, literary, civic or similar purpose, and in time of war or other national emergency in aid thereof.

SECTION 2.21 Indemnification. In addition to the mandatory indemnification provided for in Section 5.3 hereof, the Trustees shall have power to the extent permitted by law to indemnify or enter into agreements with respect to indemnification with any Person with whom the Trust has dealings, including, without limitation, any investment adviser, including the Adviser, or independent contractor, to such extent as the Trustees shall determine.

SECTION 2.22 Remedies. Notwithstanding any provision in this Declaration of Trust, when the Trustees deem that there is a significant risk that an obligor to the Trust may default or is in default under the terms of any obligation to the Trust, the Trustees shall have power to pursue any remedies permitted by law which, in their sole judgment, are in the interests of the Trust, and the Trustees shall have the power to enter into any investment, commitment or obligation of the Trust resulting from the pursuit of such remedies as are necessary or desirable to dispose of property acquired in the pursuit of such remedies.

SECTION 2.23 Separate Accounting. The Trustees shall establish the books and records for each Portfolio and maintain such records separately as if each Portfolio were a separate legal entity.

SECTION 2.24 Further Powers. The Trustees shall have power to do all such other matters and things and execute all such instruments as they deem necessary, proper or desirable in order to carry out, promote or advance the interests of the Trust although such matters or things are not herein specifically mentioned. Any determination as to what is in the best interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust the presumption shall be in favor of a grant of power to the Trustees. The Trustees will not be required to obtain any court order to deal with the Trust Property.

                                   ARTICLE III

                             ADVISER AND DISTRIBUTOR

3.1 Appointment. The Trustees are responsible for the general investment policy of the Trust, the distribution of its Shares, and for the general supervision of the business of the Trust conducted by officers, agents, employees, investment advisers, distributors, or independent contractors of the Trust. However, the Trustees are not required personally to conduct all of the business of the Trust and, consistent with their ultimate responsibility as stated herein, the Trustees may appoint, employ or contract with an investment adviser (the "Adviser") and/or a distributor and underwriter for the Trust's Shares (the "Distributor"), and may grant or delegate such authority to the Adviser and/or Distributor (pursuant to the terms of Section 2.16 hereof) or to any other Person the services of whom are obtained by the Adviser or Distributor, as the Trustees may, in their sole discretion, deem to be necessary or desirable, without regard to whether such authority is normally granted or delegated by Trustees.

3.2 Provisions of Agreement. The Trustees shall not enter into any agreement with the Adviser or Distributor pursuant to the provisions of Section 3.1 hereof unless such agreement is consistent with the provisions of Section 15 of the 1940 Act.

3.3 Independence of Trustees. After such time as a registration statement under the Securities Act of 1933, as amended, covering the first public offering of shares shall have become effective, not more than 49% of the total number of Trustees shall be Affiliates of the Adviser; provided, however, that if at any time more than 49% of the total number of Trustees shall be Affiliates of the Adviser because of the death, resignation, removal or change in affiliation of a Trustee who is not such an Affiliate, such requirement shall not be applicable for a period of 60 days, during which time a majority of all the Trustees then in office shall appoint as Trustee such number of persons who are not Affiliates of the Adviser as shall be sufficient to bring about compliance with the above requirement. The Trustees shall at all times endeavor to comply with such requirement, but failure so to comply shall not affect the validity or effectiveness of any action of the Trustees.

                                   ARTICLE IV

                                   INVESTMENTS

SECTION 4.1 Statement of Investment Objectives and Policies. The Trustees shall be guided in their actions by the Investment Objectives and Policies as set forth in the most current effective registration statement for the Trust as filed with the Securities and Exchange Commission. Because the Trust is divided into separate Portfolios, the Trustees shall supervise the investments and the recordkeeping for each Portfolio within the Trust as if it was a separate legal entity. In addition to any other power granted to the Trustees, the Trustees may, as they deem appropriate, provide for additional Portfolios in a manner consistent with the 1940 Act.

SECTION 4.2 Restrictions. Notwithstanding anything in this Declaration of Trust which may be deemed to authorize the contrary, the Trust, with respect to each Portfolio, shall conduct its affairs in accordance with the Investment Limitations (Restrictions) as set forth in the most current, effective registration statement for the Trust as filed with the Securities and Exchange Commission.

SECTION 4.3 Percentage Restrictions. If the percentage restrictions as set forth in the Investment Limitations described in Section 4.2 above are adhered to at the time of each investment, a later increase or decrease in percentage resulting from a change in the value of the Trust's assets is not a violation of such investment restrictions.

SECTION 4.4 Amendment of Investment Objectives and Policies and of Investment Limitations. The Investment Objectives and Policies and the Investment Limitations are deemed to be fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting Shares of each Portfolio affected which, for purpose herein, shall mean the lesser of (i) 67% of the Shares represented at a meeting which more than 50% of the outstanding Shares are represented or (ii) more than 50% of the outstanding Shares. A change in policy affecting only one Portfolio may be effected only with the approval of a majority of the outstanding Shares of such Portfolio.

                                    ARTICLE V

                            LIMITATIONS OF LIABILITY

SECTION 5.1 Liability to Third Persons. No Shareholder shall be subject to any personal liability whatsoever, in tort, contract or otherwise, to any other Person or Persons in connection with Trust Property or the affairs of the Trust; and no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever, in tort, contract or otherwise; to any other Person or Persons in connection with Trust Property or the affairs of the Trust, except for that arising from his bad faith, willful misconduct, gross negligence or reckless disregard of his duties or for his failure to act in good faith in the reasonable belief that his action was in the best interest of the Trust; and all such other Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceedings to enforce any such liability, he shall not on account thereof be held to any personal liability.

SECTION 5.2 Liability to Trust or to Shareholders. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard for his duties.

SECTION 5.3 Indemnification. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, whether they proceed to judgment or are settled or otherwise brought to a conclusion, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.3 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein; provided, however, that the Trust shall have no liability to reimburse Shareholders for taxes assessed against them by reason of their ownership of Shares, nor for any losses suffered by reason of changes in the market value of Shares.

Each officer, Trustee or agent of the Trust shall be indemnified by the Trust to the full extent permitted under the General Laws of the State of Massachusetts and the 1940 Act, except that such indemnity shall not protect any such Person against any liability to the Trust or any Shareholder thereof to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (i) a final decision on the merits, by a court or other body before whom the proceeding was brought, that the Person to be indemnified was not liable by reason of disabling conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are not "interested persons" of the company as defined in
Section 2(a)(19) of the 1940 Act, or (b) an independent legal counsel in a written opinion. The Trust may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, investment advisers or principal underwriting, in defending a proceeding upon the undertaking by or on behalf of the Person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the Person to be indemnified shall provide a security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, nonparty Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the Person to be indemnified ultimately will be found entitled to indemnification.

SECTION 5.4 Surety Bonds. No Trustee shall, as such, be obligated to give any bond or surety or other security for the performance of any of the Trustees duties.

SECTION 5.5 Apparent Authority. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by such officer, employee or agent or make inquiry concerning or be liable for the application of money or property paid, loaned or delivered to or on the order of the Trustees or of such officer, employee or agent.

SECTION 5.6 Recitals. Any written instrument creating an obligation of the Trust shall be conclusively taken to have been executed or done by a Trustee or Trustees or an officer, employee or agent of the Trust only in their or his capacity as Trustees or Trustee under this Declaration of Trust or in the capacity of officer, employee or agent of the Trust. Any written instrument creating an obligation of the Trust shall refer to this Declaration of Trust and contain a recital to the effect that the obligations thereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, Shareholders, officers, employees or agents of the Trust, but the Trust Property or a specific portion thereof only shall be bound, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to impose personal liability on any of the Trustees, Shareholders, officers. employees or agents of the Trust.

SECTION 5.7 Reliance on Experts, Etc. Each Trustee and each officer of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of its officers or employees or by the Adviser, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees or officers of the Trust, regardless of whether such counsel or expert may also be a Trustee.

SECTION 5.8 Liability Insurance. The Trustees shall, at all times, maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover all foreseeable tort liability to the extent available at reasonable rates.

                                   ARTICLE VI

                            CHARACTERISTICS OF SHARES

SECTION  6.1  Shares  of  Beneficial  Interest.   The  beneficial  interests  of
Shareholders in the Trust shall be divided into transferable Shares of one or more separate and distinct series, or classes of a series, as the Trustees shall from time to time create and establish. The number of Shares of each series, and class of a series, is unlimited and each Share shall have a par value of $0.01. All Shares issued hereunder shall be fully paid and nonassessable. Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust or to any appraisal, conversion or exchange rights of any kind. The Trustees shall have full power and authority, in their sole discretion and without Shareholder approval: (i) to issue original or additional Shares at such times and on such terms and conditions as they consider appropriate; (ii) to issue fractional Shares and Shares held in Treasury; (iii) to establish and to change in any manner Shares of any series or class of any series with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine (but the Trustees may not change the foregoing with respect to outstanding Shares in a manner materially adverse to the Shareholders of such Shares); (iv) to divide or combine the Shares of any series or class of a series into a greater or fewer number of Shares; (v) to classify or reclassify any unissued Shares of any series or class of a series into one or more series of classes; (vi) to abolish any one or more series or classes of a series of Shares; (vii) to issue Shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses; and (viii) to take such other action with respect to the Shares as the Trustee may consider desirable. The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust nor can they be called upon to share or assume any losses of the Trust or suffer an assessment of any kind by virtue of their ownership of Shares, except as provided in Section 10.5 hereof. The Shares shall be personal property giving only the rights specifically set forth in this Declaration of Trust.

6.2 Establishment of Series and ClassesSECTION6.2EstablishmentofSeriesandClasses 2 . The Trust shall consist of one or more series. The Trustees hereby establish the series listed in Schedule A attached hereto and made a part hereof. Each additional series shall be established by the adoption of a resolution by the Trustees. The Trustees may divide the Shares of any series into one or more classes. Each class of a series shall represent interests in the assets of that series. The Trustee may designate the relative rights and preferences of the Shares of each series or class. The Trust shall maintain separate and distinct records for each series and hold and account for the assets thereof separately from the other assets of the Trust or of any other series. The Trust may issue any number of Shares of any established class of any series and need not issue Shares of a particular series or class. Each Share of a series shall represent an equal beneficial interest in the net assets of such series. Each holder of Shares of a series or class of a series, shall be entitled to receive his or her pro-rata share of all distributions made with respect to such series or class. Upon redemption of his or her Shares, such Shareholder shall be paid solely out of the funds and property of such series. The Trustees may change the name of any series or class thereof. At any time when there are no Shares of a previously established and designated series or class outstanding, the Trustees may, by a majority vote, abolish that series or class.

Except as the Trustees may provide when classifying or reclassifying the Shares of any unissued series, each series of Shares shall have the following powers, preferences or other special rights and shall have the following qualifications, restrictions and limitations:

         (a) Except as otherwise provided herein, all consideration received by the Trust for the issue or sale of Shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, any funds or payments derived from any reinvestment of such proceeds, and any General Assets allocated to a series, shall constitute assets of that series, in contrast to other series (subject only to the rights of creditors) and are herein referred to as assets "belonging to" that series. The assets belonging to a series shall be held and accounted for separately from the other assets of the Trust and from every other series and shall be held by the Trustees in trust for the benefit of the holders of Shares and that series. The Trustees shall determine allocation of the assets belonging to the Trust to a given series. Any General Assets shall be allocated by or under the supervision of the Trustees to and among any one or more of the series established and designated from time to time, in such manner and on such basis as the Trustees, in their sole discretion, considers fair and equitable. Such decisions by the Trustees shall be final and conclusive.

         (b) The assets belonging to each series shall be charged with the liabilities of the Trust in respect of that series and with all expenses, costs, charges, and reserves attributable to that series. Such liabilities, expenses, costs, charges, and reserves, together with any General Liabilities allocated to that series, shall constitute the liabilities of that series, in contrast to other series, and are herein referred to as "belonging to" that series. Any General Liabilities shall be allocated by or under the supervision of the Trustees to and among any one or more of the series established and designated from time to time, in such manner and on such basis as the Trustees, in their sole discretion, considers fair and equitable. Such decisions by the Trustees shall be final and conclusive. Without limiting the foregoing and subject to the right of the Trustees in their discretion to allocate General Liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series shall be enforceable against the assets of that series only, and not against the assets of the Trust generally. Any person extending credit to, contracting with or having any claim against any series may look only to the assets of that series to satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that series. No Shareholder or former Shareholder of any series of Shares shall have a claim on or have any right to any assets allocated to or belonging to any other series.

         (c) The Trustees may declare and pay dividends or distributions, in Shares or in cash, on Shares of any series or class thereof to the holders of such Shares, in such manner and from such income and capital gains, accrued and realized, from the assets belonging to that series, after providing for actual and accrued liabilities belonging to that series, as they, in their sole discretion determine.

         (d) On any matter submitted to a vote of the Shareholders, each holder of a Share shall be entitled to one vote for each dollar of net asset value of the Trust standing in his or her name on the books of the Trust, on the date fixed in accordance with the Article VIII herein for determination of Shareholders entitled to vote. Any matter submitted to a vote of the Shareholders, all Shares of the Trust then outstanding and entitled to vote shall be voted in the aggregate and not by series or class ("single class voting"); provided, however, that: (i) as to any matter that the 1940 Act or Massachusetts Law requires a separate vote of any series or class, the requirement as to a separate vote by that series or Class shall apply in lieu of single class voting, (ii) in the event that the separate vote requirement referred to in (i) above applies to one or more series or class, then, subject to (iii) below, the shares of all other series or classes shall vote as a single class and (iii) as to any matter that does not affect the interests of a particular series or class, only the holders of Shares of the one or more affected series or classes shall be entitled to vote. The Board of Trustees, in its sole discretion, shall determine whether any matter affects any particular series or class of Shares.

6.3EvidenceofShareOwnership. Evidence of Share ownership shall be reflected in the Share Register maintained by or on behalf of the Trust pursuant to Section
7.1 hereof, and the Trust shall not be required to issue certificates as evidence of Share ownership; provided, however, that the Trustees may, in their discretion, authorize the use of certificates as a means of evidencing the ownership of Shares by setting forth in the Trust's Bylaws or in a resolution provisions for the form of certificates and regulations governing their execution, issuance and transfer. Subject to Section 6.7 hereof, such certificates shall be treated as negotiable and title thereto and to the Shares represented thereby shall be transferred by delivery thereof to the same extent in all respects as a stock certificate, and the Shares represented thereby, of a Massachusetts business corporation.

6.4DeathofShareholders. The death of a Shareholder during the continuance of the Trust shall not terminate this Declaration of Trust nor give such Shareholder's legal representatives a right to an accounting or to take any action in the courts or otherwise against other Shareholders or the Trustees or the Trust Property, but shall simply entitle the legal representatives of the deceased Shareholder to require the recordation of such legal representative's ownership of or rights in the deceased Shareholder's Shares, and upon the acceptance thereof such legal representative shall succeed to all the rights of the deceased Shareholder under this Declaration of Trust.

6.5RepurchaseofShares. The Trustees may, on behalf of the Trust, purchase or otherwise acquire outstanding Shares from time to time for such consideration and on such terms as they may deem proper. Shares so purchased or acquired by the Trustees for the account of the Trust shall not, so long as they belong to the Trust, receive distributions (other than, at the option of the Trustees, distributions in Shares) or be entitled to any voting rights. Such Shares may in the discretion of the Trustees be cancelled and the number of Shares issued thereby reduced, or such Shares may in the discretion of the Trustees be held in the treasury and may be disposed of by the Trustees at such time or times, to such party or parties and for such considerations as the Trustees may determine.

6.6TrusteesasShareholders. Any Trustee in his individual capacity may purchase and otherwise acquire or sell and otherside dispose of Shares or other Securities issued by the Trust, and may exercise all the rights of a Shareholder to the same extent as though the Shareholder were not a Trustee.


6.7Redemption and Stop Transfers for Tax Purposes; Redemption to Maintain Constant Net Asset Value. If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares or other
Securities of the Trust has or may become concentrated in any person to an extent which would disqualify the Trust as a regulated investment company under the Code, then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption a number, or principal amount, of Shares or other Securities of the Trust sufficient, in the opinion of the Trustees, to maintain or bring the direct or indirect ownership of Shares or other Securities of the Trust into conformity with the requirements for such qualification and (ii) to refuse to transfer or issue Shares or other Securities of the Trust to any Person whose acquisition of the Shares or other Securities of the Trust in question would in the opinion of the Trustees result in such disqualification. The redemption shall be effected at a redemption price determined in accordance with Section 6.9.

The Shares of the Trust shall also be subject to redemption pursuant to the procedure for reduction of outstanding Shares set forth in Section 10.5 hereof in order to maintain the constant net asset value per Share.

6.8 Information from Shareholders. The holders of Shares or other securities of the Trust shall, upon demand, disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares or other Securities of the Trust as the Trustees reasonably deem necessary to comply with the provisions of the Code, or to comply with the requirements of any other taxing authority.

6.9 Redemptions. All outstanding Shares may be redeemed at the option of the holders thereof, upon and subject to the terms and conditions provided in this Declaration of Trust. The Trust shall, upon application of any Shareholder, redeem or repurchase from such Shareholder outstanding Shares for an amount per Share determined by the application of a formula adopted for such purpose by the Trustees (which formula shall be consistent with the 1940 Act and the rules and regulations promulgated thereunder); provided that such amount per Share shall not exceed the cash equivalent of the proportionate interest of each Share in the assets of the Trust at the time of the purchase or redemption. The procedures for effecting redemption shall be as adopted by the Trustees and set forth in the Prospectus from time to time.

6.10 Suspension of Redemption; Postponement of Payment. The Trustees may suspend the right of redemption or postpone the date of payment for the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (ii) during which trading on the New York Stock Exchange is restricted, (iii) during which an emergency exists as a result of which disposal by the Trust of Securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or (iv) during any other period when the Securities and Exchange Commission (or any succeeding governmental authority) may for the protection of Security holders of the Trust by order permit suspension of the right of redemption or postponement of the date of payment on redemption; provided that applicable rules and regulations of the Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (ii), (iii) or (iv) exist. Such suspension shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption or payment until the Trustees shall declare the suspension at an end, except that the suspension shall terminate in any event on the first day on which said stock exchange shall have reopened or the period specified in (ii), (iii) or (iv) shall have expired (as to which in the absence of an official ruling by said Commission or succeeding authority, the determination of the Trustees shall be conclusive). In the case of a suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                                   ARTICLE VII

                          RECORD AND TRANSFER OF SHARES

7.1 Share Register. A register shall be kept by or on behalf of the Trustees, under the direction of the Trustees, which shall contain the names and addresses of the Shareholders and the number of Shares held by them respectively and a record of all transfers thereof. Such register shall be conclusive as to who are the holders of the Shares. Only Shareholders whose ownership of Shares is recorded on such register shall be entitled to vote or to receive distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive any distribution, nor to have notice given to him as herein provided, until he has given his address to a transfer agent or such other officer or agent of the Trust as shall keep the register for entry thereon.

7.2 Transfer Agent. The Trustees shall have power to employ, within or without the Commonwealth of Massachusetts, a transfer agent or transfer agents and, if they so determine, a registrar or registrars. The transfer agent or transfer agents may keep the register and record therein the original issues and transfers of Shares. Any such transfer agents and registrars shall perform the duties usually performed by transfer agents and registrars of certificates and shares of stock in a corporation, except as modified by the Trustees.

7.3 Owner of Record. Any Person becoming entitled to any Share in consequence of the death, bankruptcy or insolvency of any Shareholder, or otherwise, by operation of law, shall be recorded as holder of such Shares. But until such record is made, the Shareholder of record shall be deemed to the be the holder of such Shares for all purposes hereof and neither the Trustees nor any transfer agent or registrar nor any officer or agent of the Trust shall be affected by any notice of such death, bankruptcy, insolvency or other event.

7.4TransfersofShares. Shares shall be transferable on the records of the Trust (other than by operation of law) only by the record holder thereof or by his agent "hereunto duly authorized in writing upon delivery to the Trust or a transfer agent of the Trust of a duly executed instrument of transfer, together with such evidence of the genuineness of execution and authorization and of other matters as may reasonably be required by the Trust or the transfer agent. Upon such delivery, the transfer shall be recorded on the register of the Trust. But until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereof and neither the Trustees nor the Trust nor any transfer agent or registrar nor any officer or agent of the Trust shall be affected by any notice of the proposed transfer. This Section 7.4 and Section 7.3 hereof are subject in all respects to the provisions of Section
6.7 hereof.

7.5LimitationofFiduciaryResponsibility. The Trustees shall not, nor shall the Shareholders or any officer, transfer agent or other agent of the Trust, be bound to see to the execution of any trust, express, implied or constructive, or of any charge, pledge or equity to which any of the Shares or any interest therein are subject, or to ascertain or inquire whether any sale or transfer of any such Shares or interest therein by any such Shareholder or his personal representatives is authorized by such trust, charge, pledge or equity, or to recognize any Person as having any interest therein except the Persons recorded as such Shareholders. The receipt of the Person in whose name any Share is recorded, or, if such Share is recorded in the names of more than one Person, the receipt of any one of such Persons or of the duly authorized agent of any such Person shall be a sufficient discharge for all money, Securities and other property payable, issuable or deliverable in respect of such Share and from all liability to see to the proper application thereof.

7.6 Notices. Any and all notices to which Shareholders hereunder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to Shareholders of record at their last known post office addresses as recorded on the Share register provided for in Section 7.1 hereof.

                                  ARTICLE VIII

                                  SHAREHOLDERS

8.1MeetingsofShareholders. Meetings of the Shareholders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Shareholders holding in the aggregate not less than 10% of the outstanding Shares having voting rights, such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall designate. In the event that the number of Trustees elected by vote of the Shareholders shall, at any time, fall below a majority a Special Meeting shall be called at the earliest practicable time for the election of Trustees; provided however, that such meeting shall, in any event be held within sixty days of the date the number of Trustees elected by vote of the Shareholders falls below a majority.

8.2 Quorums. The presence in person or by proxy of the holders of a majority of the votes entitled to be cast at any meeting of Shareholders shall constitute a quorum for the transaction of any business at all such meetings except as otherwise provided by law or herein. Notwithstanding the foregoing, except as otherwise required by law or provided herein, where the holders of any series or class of Shares are entitled or required to vote as a separate series or class (a "separate group") or where the holders of any two or more (but not all) series or classes of stock are entitled or required to vote as a single group (a "combined group"), the presence in person or by proxy of the holders of a majority of the votes of such separate group or combined group, as the case may be, entitled to be cast at any meeting shall constitute a quorum for the transaction of any business via such vote. If a quorum with respect to all series or class, a separate group or a combined group, as the case may be, is not present or represented at any meeting of the Shareholders, the holders of a majority of the votes of all series or classes, such separate group or such combined group, as the case may be, present in person or by proxy and entitled to vote at such meeting may, without further notice, adjourn the same from time to time as to all series or classes, such separate group or combined group, as the case may be, until a requisite quorum for such meeting shall be present. The absence from any meeting of holders of the number of votes in excess of a majority of all series or classes, any separate group or combined group, as the case may be, that may be required by applicable law or this Declaration of Trust for action upon any given matter shall not prevent action at such meeting upon any other matter or matters that may properly come before the meeting if there shall be present thereat, in person or by proxy, holders of the number of votes required for action in respect of such other matter or matters.

8.3 Notice of Meetings. Notice of all meetings of the Shareholders, entitled to vote at such a meeting, stating the time, place and purposes of the meeting, shall be given by the Trustees by mail to each Shareholder at his registered address, mailed at least 10 days and not more than 60 days before the meeting. Only the business stated in the notice of the meeting shall be considered at such meeting. Any adjourned meeting may be held as adjourned without further notice.

8.4RecordDateforMeetings. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days, as the Trustees may determine; or without closing the transfer books the Trustees may fix a date not more than 60 days prior to the date of any meeting of Shareholders or other action as a record date for the determination of Shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as Shareholders of record for purposes of such other action, except for dividend payments which shall be governed by Section 10.1, and any Shareholder who was a Shareholder at the time so fixed shall be entitled to vote at such meeting or any adjournment thereof, even though he has since that date disposed of his Shares, and no Shareholder becoming such after that date shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action.

8.5Proxies,Etc. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Secretary may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote and each full share shall be entitled to one vote and fractional shares shall be entitled to fractional votes. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or in behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the charge or management of such Share, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

8.6 Reports. The Trustees shall cause to be prepared at least annually a report of operations containing a balance sheet and statements of income and undistributed income of the Trust prepared in conformity with generally accepted accounting principles and an opinion of an independent certified public accountant on such financial statements based on an examination or the books and records of the Trust, and made in accordance with generally accepted auditing standards. A signed copy of such report and opinion shall be filed with the Trustee within 60 days after the close of the period covered thereby. Copies of such reports shall be mailed to all Shareholders of record within the time required by the 1940 Act and in any event within a reasonable period preceding the annual meeting of Shareholders. The Trustees shall, in addition, furnish to the Shareholders, at least semi-annually, an interim report containing an unaudited balance sheet of the Trust as at the end of such semi-annual period and a statement of income and surplus for the period from the beginning of the current fiscal year to the end of such semi-annual period.

8.7InspectionofRecords. The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.

8.8ShareholderActionByWrittenConsent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust) consent to the action in writing and the written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

8.9VotingRightsofShareholders. The Shareholders shall be entitled to vote only upon the following matters: (i) election of Trustees as provided in Section 9.2 and Section 9.4 hereof; (ii) amendment of the Declaration of Trust or termination of this Trust as provided in Section 4.4 and Section 13.1 hereof;
(iii) reorganization of this Trust as provided in Section 13.2 hereof; (iv) removal of Trustees as provided in Section 9.3; and (v) all matters for which the approval of the Shareholders of the Trust is required by the 1940 Act. Except with respect to the foregoing matters specified in this Section 8.9, no action taken by the Shareholders at any meeting shall in any way bind the Trustees.

                                   ARTICLE IX

                                    TRUSTEES

9.1NumberandQualification. The number of Trustees shall be fixed from time to time by resolution of a majority of the Trustees then in office, provided, however, that the number of Trustees shall in no event be less than three or more than fifteen. Any vacancy created by an increase in Trustees may be filled by the appointment of an individual having the qualifications described in this
Section 9.1 made by a resolution of a majority of the Trustees then in office. Any such appointment shall not become effective, however, until the individual named in the resolution of appointment shall have accepted in writing such appointment and agreed in writing to be bound by the terms of this Declaration of Trust. No reduction in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of his term. Whenever a vacancy in the number of Trustees shall occur, until such vacancy is filled as provided in Section 9.4 hereof, the Trustees or Trustee continuing in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. A Trustee shall be an individual at least 21 years of age who is not under legal disability. The Trustees, in their capacity as Trustees, shall not be required to devote their entire time to the business and affairs of the Trust.

9.2TermandElection. Each Trustee named herein, or elected or appointed as provided in Section 9.1 and 9.4 hereof shall (except in the event of resignations or removals or vacancies pursuant to Sections 9.3 or 9.4 hereof) hold office until his successor has been elected and has qualified to serve as Trustee. Election of Trustees shall be by the affirmative vote of the holders of at least a majority of the Shares entitled to vote present in person or by proxy at such meeting. The election of any Trustee (other than an individual who was serving as a Trustee immediately prior to such election) pursuant to this
Section 9.2 shall not become effective unless and until such Person shall have in writing accepted the election and agreed to be bound by the terms of this Declaration of Trust. Trustees may, but need not, own Shares.

9.3ResignationandRemoval 2 . Any Trustee may resign (without need for prior or subsequent accounting) by an instrument in writing signed by him and delivered or mailed to the Chairman, the President or the Secretary (referred to in Section 9.6 hereof) and such resignation shall be effective upon such delivery, or at a later date according to the terms of the notice. Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than the number required by Section 9.1 hereof) with cause, by the action of two-thirds of the remaining Trustees.

No natural person shall serve as Trustee after the holders of record of not less than two-thirds of the outstanding Shares of beneficial interest in the Trust have declared that he be removed from that office either by declaration in writing filed with the custodian of the securities of the Trust or by votes cast in person or by proxy at a meeting called for the purpose.

The Trustees shall promptly call a meeting of Shareholders for the purpose of voting upon the question of removal if any such Trustee or Trustees are requested in writing so to do by the recordholders of not less than ten (10) per centum of the outstanding Shares.

Whenever ten or more Shareholders of record, who have been such for at least six months preceding the date of application, and who hold in the aggregate either Shares having a net asset value of at least $25,000 or at least one (1) per centum of the outstanding Shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other Shareholders with a view to obtaining signatures to a request for a meeting for the purposes of removing Trustee(s) and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either--

         (i) afford to such applicants access to a list of the names and addresses of all Shareholders as recorded on the books of the Trust; or

         (ii) inform such applicants as to the approximate number of Shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request.

If the Trustees elect to follow the course specified in (ii) above, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all Shareholders of record at their addresses as recorded on the books, unless within five (5) business days after such tender the Trustees shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

Upon the resignation or removal of a Trustee, or his otherwise ceasing to be a Trustee, he shall execute and deliver such documents as the remaining Trustees shall require for the purpose of conveying to the Trust or the remaining Trustees any Trust Property held in the name of the resigning or removed Trustee. Upon the incapacity or death of any Trustee, his legal representative shall execute and deliver on his behalf such documents as the remaining Trustees shall require as provided in the preceding sentence.

9.4Vacancies. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, bankruptcy, adjudicated incompetence or other incapacity to exercise the duties of the office, or removal of a Trustee. No such vacancy shall operate to annul this Declaration of Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust, and title to any Trust Property held in the name of any Trustee alone, jointly with one or more of the other Trustees or otherwise, shall, in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to exercise the duties of the office of such Trustee, vest in the continuing or surviving Trustees without necessity of any further act or conveyance. In the case of an existing vacancy (other than by reason of increase in the number of Trustees) the holders of at least a majority of the Shares entitled to vote, acting at any meeting of Shareholders called for the purpose, or a majority of the Trustees continuing in office acting by resolution, may fill such vacancy, and any Trustee so elected by the Trustees shall hold office until his successor has been elected and has qualified to serve as Trustee. Upon the effectiveness of any such appointment as provided in this Section, the Trust Property shall vest in such new Trustee jointly with the continuing or surviving Trustees without the necessity of any further act or conveyance; provided however, that no such election or appointment as provided in this Section 9.4 shall become effective unless or until the new Trustee shall have accepted in writing his appointment and agreed to be bound by the terms of this Declaration of Trust.

9.5Meetings. Meetings of the Trustees shall be held from time to time upon the call of the Chairman, the President, the Secretary or any two Trustees. Regular meetings of the Trustees may be held without call or notice at a time and place fixed by the bylaws or by resolution of the Trustees. Notice of any other meeting shall be mailed or otherwise given not less than 48 hours before the meeting but may be waived in writing by any Trustee either before or after such meeting. The attendance of a Trustee at a meeting shall constitute a waiver of notice of such meeting except where a Trustee attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting has not been lawfully called or convened. The Trustees may act with or without a meeting. A quorum for all meetings of the Trustees shall be a majority of the Trustees. Subject to Section 2.15 hereof and unless specifically provided otherwise in this Declaration of Trust, any action of the Trustees may be taken at a meeting by vote of a majority of the Trustees present (a quorum being present) or, without a meeting, by written consents of a majority of the Trustees. Any agreement, or other instrument or writing executed by one or more of the Trustees or by any authorized Person shall be valid and binding upon the Trustees and upon the Trust when authorized or ratified by action of the Trustees as provided in this Declaration of Trust.

Any committee of the Trustees, including an Executive Committee, if any, may act with or without a meeting. A quorum for all meetings of any such committee shall be a majority of the members thereof. Unless otherwise specifically provided in this Declaration of Trust, any action of any such committee may be taken at a meeting by vote of a majority of the members present (a quorum being present) or, without a meeting, by written consent of a majority of the members.

With respect to actions of the Trustees and any committee thereof, Trustees who are Affiliated within the meaning of Section 2.15 hereof or otherwise interested in any action to be taken may be counted for quorum purposes under this Section
9.5 and shall be entitled to vote to the extent permitted by the 1940 Act.

All or any one or more Trustees may participate in a meeting of the Trustees or any committee thereof by utilizing conference, telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other and participation in a meeting pursuant to such communications shall constitute presence in person at such meeting. The minutes of any meeting of Trustees held by utilizing such communications equipment shall be prepared in the same manner as those of a meeting of Trustees held in person.

9.6Officers. The Trustees shall elect a Chairman from among their number and shall appoint a President, Secretary, and Treasurer and such other officers as they deem necessary or appropriate to carry out the business of the Trust. Such officers shall be appointed and hold office in accordance with bylaw provisions.

9.7Bylaws. The Trustees may adopt and, from time to time, amend or repeal bylaws for the conduct of the business of the Trust, and in such bylaws may define the duties of the respective officers, agents, employees and representatives.

                                    ARTICLE X

       DISTRIBUTIONS TO SHAREHOLDERS AND DETERMINATION OF NET ASSET VALUE
        AND NET INCOMEDISTRIBUTIONS TO SHAREHOLDERS AND DETERMINATION OF
                         NET ASSET VALUE AND NET INCOME

10.1General. The Trustees may from time to time declare and pay to the Shareholders, in proportion to their respective ownership of Shares, out of the earnings, net profits or surplus (including paid-in capital), capital or assets in the hands of the Trustees, such dividends or other distributions as they may determine. The declaration and payment of such dividends or other distributions and the determination of earnings, profits, surplus (including paid-in capital) and capital available for dividends and other purposes shall lie wholly in the discretion of the Trustees and no Shareholder shall be entitled to receive or be paid any dividends or to receive any distribution except as determined by the Trustees in the exercise of said discretion. The Trustees may, in addition, from time to time in their discretion, declare and pay as dividends or other distributions such additional amounts, whether or not out of earnings, profits and surplus available therefor, sufficient to enable the Trust to avoid or reduce its liability for Federal income taxes, inasmuch as the computations of net income and gains for Federal income tax purposes may vary from the computations thereof on the books of the Trust. Any or all such dividends or other distributions may be made, in whole or in part, in cash, property, or other assets or obligations of the Trust, as the Trustees may in their sole discretion from time to time determine. The Trustees may also distribute to the Shareholders, in proportion to their respective ownership of Shares, additional Shares issuable hereunder in such manner and on such terms as they may deem proper. Any or all such dividends or distributions may be made among the Shareholders of record at the time of declaring a distribution or among the Shareholders of record at such later date as the Trustees shall determine.

10.2RetainedEarnings. The Trustees, except as provided in Section 10.1 hereof, may always retain from the net profits such amount as they may deem necessary to pay the debts or expenses of the Trust, to meet obligations of the Trust, to establish reserves or as they may deem desirable to use in the conduct of its affairs or to retain for future requirements or extensions of the business of the Trust.

10.3SourceofDistributions. Shareholders shall receive annually a statement in writing advising the Shareholders of the source of the funds so distributed so that distributions of ordinary income, return of capital, and capital gains income will be clearly distinguished.

10.4NetAssetValue. The net asset value of each outstanding Share of the Trust shall be determined once on each business day, as of the close of trading on the New York Stock Exchange or at any other time as the Trustees by resolution may determine and which is in compliance with the 1940 Act. The method of determination of net asset value shall be determined by the Trustees and shall be set forth in the prospectus. The power and duty to make the daily calculations may be delegated by the Trustees to the Adviser, the custodian, the transfer agent, the distributor or such other person as the Trustees by resolution may determine. The Trustees may suspend the daily determination of net asset value to the extent permitted by the 1940 Act.

10.5PowertoModifyValuationProcedures. Notwithstanding any of the foregoing provisions of this Article X, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining the per Share net asset value of the Trust's Shares or net income, or the declaration and payment of dividends and distributions as they may deem necessary or desirable to enable the Trust to comply with any provision of the 1940 Act, or any rule or regulation thereunder, including any rule or regulation adopted pursuant to
Section 22 of the 1940 Act by the Commission or any securities association registered under the Securities Exchange Act of 1934, or any order of exemption issued by said Commission, all as in effect now or as hereafter amended or modified.

                                   ARTICLE XI

                                    CUSTODIAN

11.1AppointmentandDuties  2 . The  Trustees  shall at all times  employ a bank or trust company organized under the laws of the United States of America or one of the several states thereof having a capital, surplus and undivided profits of at least two million dollars ($2,000,000) as custodian with authority as its agent, but subject to such restrictions, limitations and other requirements, if any, as may be contained in the bylaws of the Trust and the 1940 Act:

         (i) to hold the securities owned by the Trust and deliver the same upon written order;

         (ii) to receive and receipt for any moneys due to the Trust and deposit the same in its own banking department or elsewhere as the Trustees may direct;

         (iii)    to disburse such funds upon orders or vouchers;

         (iv) if authorized by the Trustees, to keep the books and accounts of the Trust and furnish clerical and accounting services;

         (v) if authorized to do so by the Trustees, to compute the net income of the Trust;

all upon such basis of compensation as may be agreed upon between the Trustees and the custodian.

The Trust may also employ the custodian as its agent for other purposes.

The Trustees may also authorize the custodian to employ one or more sub-custodians from time to time to perform such of the acts and services of the custodian and upon such terms and conditions, as may be agreed upon between the custodian and such sub-custodian and approved by the Trustees, provided that, in every case, such sub-custodian shall be a bank or trust company organized under the laws of the United States of America or one of the several states thereof and having capital, surplus and undivided profits of at least two million dollars ($2,000,000).

11.2CentralCertificateSystem. Subject to such rules, regulations and orders as the Securities and Exchange Commission may adopt, the Trustees may direct the Custodian to deposit all or any part of the Securities owned by the Trust in a system for the central handling of Securities established by a national securities exchange or a national securities association registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, or such other person as may be permitted by the Securities and Exchange Commission, or otherwise in accordance with the 1940 Act, pursuant to which system all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Trust.

                                   ARTICLE XII

                        RECORDING OF DECLARATION OF TRUST

12.1Recording. This Declaration of Trust and any amendment hereto shall be filed in the office of the Secretary of the Commonwealth of Massachusetts and may also be filed or recorded in such other places as the Trustees deem appropriate. Each amendment so filed shall be accompanied by a certificate signed and acknowledged by a Trustee stating that such action was duly taken in a manner provided herein; and unless such amendment or such certificate filed with the Secretary of the Commonwealth of Massachusetts sets forth some earlier or later time for the effectiveness of such amendment, such amendment shall be effective upon its filing with the Secretary of said Commonwealth. An amended Declaration, containing the original Declaration and all amendments theretofore made, may be executed any time or from time to time by a majority of the Trustees and shall, upon filing with the Secretary of the Commonwealth of Massachusetts, be conclusive evidence of all amendments contained therein and may thereafter be referred to in lieu of the original Declaration and the various amendments thereto.

                                  ARTICLE XIII

                        AMENDMENT OR TERMINATION OF TRUST

13.1AmendmentorTermination. The provisions of this Declaration of Trust may be amended or altered (except as to the limitations on personal liability of the Shareholders and Trustees and the prohibition of assessments upon Shareholders), or the Trust may be terminated, at any meeting of Shareholders called for the purpose, by the affirmative vote of the holders of a majority of the Shares then outstanding and entitled to vote, or by an instrument or instruments in writing, without a meeting, signed by a majority of the Trustees and the holders of a majority of such Shares; provided, however, that the Trustees may, from time to time by a two-thirds vote of the Trustees, and after 15 days prior written notice to the Shareholders, amend or alter the provisions of this Declaration of Trust, without the vote or assent of the Shareholders, to the extent deemed by the Trustees in good faith to be necessary to conform this Declaration to the requirements of the regulated investment company provisions of the Code or the requirements of applicable federal laws or regulations or any interpretation thereof by a court or other governmental agency of competent jurisdiction but the Trustees shall not be liable for failing so to do. Notwithstanding the foregoing, (i) no amendment may be made pursuant to this Section 13.1 which would change any rights with respect to any outstanding Shares of the Trust by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or written consent of the holders of two-thirds (2/3) of the outstanding Shares entitled to vote thereon; and (ii) no amendment may be made with respect to the investment restrictions contained in Section 4.2 hereof without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the Shares of the Class of stock affected by such change. Upon the termination of the Trust pursuant to this Section 13.1:

         (i) The Trust shall carry on no business except for the purpose of winding up its affairs.

         (ii) The Trustees shall proceed to wind up the affairs of the Trust and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration which may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all of the Trust Property shall require approval of the principal terms of the transaction and the nature and amount of the consideration by affirmative vote of not less than a majority of all outstanding Shares entitled to vote.

         (iii) After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements, as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly of each, among the Shareholders according to their respective rights.

Upon termination of the Trust and distribution to the Shareholders as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination, and the Trustees shall thereupon be discharged from all further liabilities and duties hereunder, and the right, title and interest of all Shareholders shall cease and be canceled and discharged.

A certification in recordable form signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid or a copy of the Declaration, as amended, in recordable form, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

Notwithstanding any other provision hereof, until such time as a registration statement under the Securities Act of 1933, as amended, covering the first public offering of Shares shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees or by an instrument signed by a majority of the Trustees.

13.2PowertoEffectReorganization. The Trustees, by vote or written approval of a majority of the Trustees, may select or direct the organization of a corporation, association, trust or other organization with which the Trust may merge, or which shall take over the Trust Property and carry on the affairs of the Trust, and after receiving an affirmative vote of not less than a majority of the outstanding Shares entitled to vote at any meeting of Shareholders, the notice for which included a statement of such proposed action, the Trustees may effect such merger or may sell, convey and transfer the Trust Property to any such corporation, association, trust or organization in exchange for cash or shares or securities thereof, or beneficial interest therein with the assumption by such transferee of the liabilities of the Trust; and thereupon the Trustees shall terminate the Trust and deliver such cash, shares, securities or beneficial interest ratably among the Shareholders of this Trust in redemption of their Shares.

                                   ARTICLE XIV

                                  MISCELLANEOUS

14.1GoverningLaw. This Declaration Trust is executed by the Trustees and delivered in the Commonwealth of Massachusetts and with reference to the laws thereof, and the rights of all parties and the validity, construction and effect of every provision hereof shall be subject to and construed according to the laws of said Commonwealth and reference shall be specifically made to the Business Corporation Law of the Commonwealth of Massachusetts as to the construction of matters not specifically covered herein or as to which an ambiguity exists.

14.2Counterparts. This Declaration of Trust may be simultaneously executed in several counterparts, each of which so executed shall be deemed to be an original, and such counterparts, together, shall constitute but one and the same instrument, which shall be sufficiently evidenced by any such original counterpart.

14.3ReliancebyThirdParties. Any certificate executed by an individual who, according to the records of the Trust, or of any recording office in which this Declaration may be recorded, appears to be a Trustee hereunder, certifying to:
(i) the number or identity of Trustees or Shareholders, (ii) the due authorization of the execution of any instrument or writing, (iii) the form of any vote passed at a meeting of Trustees or Shareholders, (iv) the fact that the number of Trustees or Shareholders present at any meeting or executing any written instrument satisfies the requirements of this Declaration of Trust, (v) the form of any Bylaw adopted by or the identity of any officers elected by the Trustees, or (vi) the existence of any fact or facts which in any manner relate to the affairs of the Trust, shall be conclusive evidence as to the matters so certified in favor of any person dealing with the Trustees or any of them and the successors of such person.

14.4ProvisionsinConflictwithLaworRegulations.

         (i) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any one or more of such provisions (the "Conflicting Provisions") are in conflict with the regulated investment company provisions of the Code or with other applicable federal or state laws and regulations, the Conflicting Provisions shall be deemed never to have constituted a part of this Declaration of Trust; provided however, that such determination by the Trustees shall not affect or impair any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted (including, but not limited to, the election of Trustees) prior to such determination.

         (ii) If any provisions of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect or render invalid or unenforceable such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

14.5SectionHeadings. Section headings have been inserted for convenience only and are not a part of this Declaration of Trust.

                                   ARTICLE XV

                                DURATION OF TRUST

15.1Duration. Subject to possible termination in accordance with the provisions of Article XIII, hereof, the Trust shall be of unlimited duration.

                                   Schedule A



                  Growth and Income Stock Series

                  Balanced Series

                  Bond Series

                  Money Market Series

                  Treasury 2000 Series

                  Capital Appreciation Stock Series

                                    EXHIBIT 2

                              AMENDED AND RESTATED
                                     BYLAWS
                                January 16, 1997

These Bylaws are made and adopted pursuant to the Declaration of Trust establishing the Ultra Series Fund (the "Trust"), as from time to time amended, restated or modified (the "Declaration"). All words and terms capitalized in these Bylaws shall have the meaning or meanings set forth for such words or terms in the Declaration. If any term or provision of these Bylaws shall be in conflict with any term or provision of the Declaration, the terms and provisions of the Declaration shall be controlling.

                                    ARTICLE I
                     Shareholders' Meetings and Record Dates

1.1 General. All meetings of the Shareholders shall be held, pursuant to written notice, within or without the Commonwealth of Massachusetts and on such day and at such time as the Trustees shall designate. Notice shall be given by mail not less than ten (10) nor more than sixty (60) days prior to the day named for the meeting, and shall be deemed to have been properly given to a Shareholder when deposited in the United States mail with first class postage prepaid or in a telegraph office with charges prepaid, directed to the Shareholder's address as given to a transfer agent or such other officer or agent of the Trust as shall keep the register for entry thereon. A certificate or affidavit by the Secretary or an Assistant Secretary or a transfer agent shall be prima facie evidence of the giving of any notice required by the Declaration.

1.2 Notice of Adjournments. Upon adjournment of any meeting of Shareholders, it shall not be necessary to give any notice of the adjourned meeting or of the business to be transacted thereat, other than by announcement at the meeting at which such adjournment is taken. At any adjourned meeting at which a quorum shall be present or represented, only such business may be transacted which might have been transacted at the meeting originally called. If after the adjournment, the Trustees fix a new record date for the adjourned meeting, a notice of the adjourned meeting shall be given to each Shareholder of record on the new record date entitled by law to receive such notice.

1.3 Chairman. The Chairman shall act as chairman at all meetings of the Shareholders; in his absence, the President shall act as chairman; and in the absence of the Chairman and President, the Trustee or Trustees present at each meeting may elect a temporary chairman for the meeting, who may be one of themselves.

1.4 Proxies Voting. Shareholders may vote at any meeting, or by consent in writing without a meeting pursuant to the Declaration, either in person or by proxy. Every proxy shall be executed in writing by the Shareholder, or by his duly authorized attorney-in-fact. A proxy, unless coupled with an interest, shall be revocable at will, notwithstanding any other agreement or any provision in the proxy to the contrary, but the revocation of a proxy shall not be effective until notice thereof has been given to the Secretary, or such other officer or agent of the Trust as the Secretary may direct. No proxy shall be valid after eleven (11) months from the date of its execution, unless a longer time is expressly stated in such proxy, but in no event shall a proxy, unless coupled with an interest, be voted on after three (3) years from the date of its execution. A proxy shall not be revoked by the death or incapacity of the maker unless, before the vote is counted or the authority is exercised, written notice of such death or incapacity is given to the Secretary or to such other officer or agent of the Trust as the Secretary may direct.

1.5 Closing of Transfer Books and fixing Record Dates. For the purpose of determining the Shareholders who are entitled to notice of or to vote or act at any meeting, including any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for any other proper purpose, the Trustees may from time to time close the transfer books or fix a record date in the manner provided in the Declaration. If the Trustees do not, prior to any meeting of Shareholders, so fix a record date or close the transfer books, then the record date shall be the close of business of the day next preceding the date of mailing of notice of the meeting, or in the case of a dividend or other distribution, the close of business on the day upon which the dividend or distribution resolution is adopted, or on such later day as the Trustees may determine.

1.6 Inspectors of Election. In advance of any meeting of Shareholders, the Trustees may appoint Inspectors of Election, who may but need not be Shareholders, to act at such meeting or any adjournment thereof. If Inspectors of Election are not so appointed, the chairman of any such meeting may, and upon the request of any Shareholder or his proxy shall, make such appointment at the meeting. The number of Inspectors shall be either one (1) or three (3). If appointed at the meeting on the request of one or more Shareholders or proxies, a majority of Shares present shall determine whether one or three Inspectors are to be appointed, but failure to allow such determination by the Shareholders or proxies shall not affect the validity of the appointment of Inspectors of Election. In case any person appointed as Inspector fails to appear or fails or refuses to act, the vacancy must be filled by appointment made by the Trustees in advance of the convening of the meeting, or at the meeting by the person acting as chairman. The Inspectors of Election shall determine the number of Shares outstanding, the Shares represented at the meeting, the existence of a quorum, the authenticity, validity and effect of proxies; shall receive votes, ballots or consents; shall hear and determine all challenges and questions in any way arising in connection with the right to vote; shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with impartiality and fairness to all Shareholders. If there are three Inspectors of Election, the decision, act or certificate of a majority shall be effective in all respects as the decision, act or certificate of all. On request of the chairman of the meeting, or of any Shareholder or his proxy, the Inspectors of Election shall make a written report of any challenge or question or matter determined by them and execute a certificate of any fact found by them.

                                   ARTICLE II

                                    Trustees

2.1 Regular Meetings. Regular meetings of the Trustees may be held at such time and place as the Trustees may by resolution from time to time determine without call or notice. If any day fixed for a regular meeting shall be a legal holiday in the commonwealth of Massachusetts or the place designated for regular meetings, then the meeting shall be held at the same hour and place on the next succeeding business day.

2.2 Special Meetings. Special Meetings of the Trustees shall be held upon the call of the Chairman, the President, or the Secretary, or any two Trustees, at such time, on such day, and at such place, as shall be designated in the notice of the meeting.

2.3 Notice of Special Meetings. Notice of any special meeting, specifying the place, day and hour of the meeting shall be given to a Trustee either personally or by sending a copy thereof through the mail, with first class postage prepaid, or by telegram, charges prepaid, to his address appearing on the books of the Trust or supplied by him to the Trust for the purpose of notice, at least forty-eight (48) hours, prior to the time named for such meeting. If the notice is sent by mail or by telegraph, it shall be deemed to have been given to the person entitled thereto when deposited in the United States mail, postage prepaid, or with a telegraph office, charges prepaid, for transmission to such person. Notice by telephone shall constitute personal delivery for these purposes. Neither the business to be transacted at, nor the purpose of, any meeting of the Board of Trustees need be stated in the notice or waiver of notice of such meeting, and no notice need be given of action proposed to be taken by unanimous consent.

2.4 Waiver of Notice. Whenever any notice is required by the Declaration or these Bylaws to be given to a Trustee, a waiver thereof in writing, whether signed by the Trustee before or after the meeting, shall be deemed equivalent to the giving of due notice. Attendance of any Trustee at any meeting shall constitute a waiver of notice of such meeting except where such Trustee attends the meeting for the express purpose of objecting to the transaction of any business because the meeting was not lawfully called or convened.

2.5 Adjournment. Adjournment or adjournments of any meeting may be taken, and it shall not be necessary to give any notice of the adjourned meeting or of the business to be transacted thereat other than by announcement at the meeting at which such adjournment is taken. At any adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting originally called.

2.6 Executive Committee. Subject to the provisions of Section 3.4 hereof, the Trustees may, by resolution adopted by a majority thereof, designate one or more of their number to constitute an Executive Committee, and may designate one or more of their number as alternate members of the Executive Committee, who may replace any absent or disqualified member at any meeting of the Committee. The President shall be notified in advance of all Executive Committee meetings, and whenever feasible or convenient for him, the President shall attend meetings of the Executive Committee and serve ex officio, as a non-voting advisory member. Any such Committee, to the extent provided in such resolution and the Declaration, shall have and exercise the authority of the Trustees in the management of the business and affairs of the Trust and the management and disposition of Trust Property. Vacancies in the membership of the Committee shall be filled by the Trustees. In the absence or disqualification of any member of such Committee, the member or members thereof present at any meeting and not disqualified from voting, whether or not he or they constitute a quorum, may unanimously appoint another Trustee to act at the meeting in the place of any such absent or disqualified member. The Executive Committee shall keep regular minutes of its proceedings and report the same to the Trustees.

2.7 Chairman: Records. The Chairman shall act as chairman at all meetings of the Trustees; in his absence the Trustees present may elect one of their number to act as temporary chairman. The results of all actions taken at a meeting of the Trustees, or by written consents of the Trustees without a meeting, shall be recorded by the Secretary.

2.8 Meeting of Shareholders. Meetings of Shareholders shall be held at such times and in such places as the Trustees shall, by resolution, direct.

                                   ARTICLE III

                          Officers Agents and Employees

3.1 Officers of the Trust. The officers of the Trust shall be a Chairman chosen from among the Trustees and a President, a Secretary and a Treasurer or persons who shall act as such regardless of the name or title by which they may be designated, elected or appointed. One or more Vice-Presidents, one or more Assistant Secretaries and Assistant Treasurers, and such other officers or agents as the Trustees shall deem necessary or appropriate to carry out the business of the Trust also may be elected or appointed. Any two or more offices may be held by the same person, except those of President and Secretary and provided that no officer shall execute, acknowledge or verify any instrument in more than one capacity if such instrument is required to be executed, acknowledged or verified by two or more officers. In addition to the powers and duties prescribed by the Declaration and these Bylaws, the officers and assistant officers shall have such authority and shall perform such duties as from time to time shall be prescribed by the Trustees. The officers and assistant officers of the Trust shall hold office until their successors are chosen and have qualified, unless their term of office is sooner terminated, by death, resignation or removal. The Trustees may amend the title of any officer or assistant officer or create a new office, by utilizing a word or words descriptive of his powers or the general character of his duties. If the office of any officer or assistant officer becomes vacant for any reason, the vacancy may be filled by the Trustees at any time.

3.2 Removal of Officers, Agents or Employees. Any officer, assistant officer, agent or employee may be removed or have his authority revoked at any time, with or without cause, by a majority of the Trustees, whenever in their judgment the best interests of the Trust will be served thereby, but such removal or revocation shall be without prejudice to the rights, if any, of the person so removed to receive compensation or other benefits in accordance with the terms of existing contracts. Any agent or employee likewise may be removed by the President or Chairman or, subject to the supervision of the President or Chairman, by the person having authority with respect to the appointment of such agent or employee. Any officer may resign at any time by written notice signed by such officer and delivered or mailed to the Chairman, President, or Secretary, and such resignation shall take effect upon receipt by the Chairman, President, or Secretary, or at a later date according to the terms of such notice.

3.3 Bonds and Surety. Any officer may be required by the Trustees to be bonded for the faithful performance of his duties in such amount and with such sureties as the Trustees may determine.

3.4 Chairman of the Board of Trustees: Powers and Duties. The Chairman shall, if present, preside at all meetings of the Shareholders and of the Trustees. The Chairman shall perform such other powers and duties as may from time to time be assigned to him by the Trustees.

3.5 The President. Subject to such supervisory powers, if any, as may be given by the Trustees, the President shall be the chief operating officer of the Trust and, subject to the control of the Trustees, shall have general supervision, direction and control of the business of the Trust and of its employees and shall exercise such general powers of management as are usually vested in the office of president of a Massachusetts business corporation. In the absence of the Chairman, the President shall preside at all meetings of the Shareholders and of the Trustees. Subject to direction of the Trustees, the President shall have power in the name and on behalf of the Trust to execute any and all loan documents, contracts, agreements, deeds, mortgages, and other instruments in writing, and to employ and discharge employees and agents of the Trust. Unless otherwise directed by the Trustees, the President shall have full authority and power, on behalf of all of the Trustees, to attend and to act and to vote, on behalf of the Trust at any meetings of business organizations in which the Trust holds an interest, or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons. The President shall have such further authorities and duties as the Trustees shall from time to time determine and shall be an ex officio member of the Executive Committee and of all standing committees (if any) appointed by the Trustees.

3.6 Vice-President: Powers and Duties. The Vice-President, if any, shall, in the absence or disability of the President, perform all the duties of the President, and when so acting shall have all the powers and be subject to all of the restrictions upon the President. If there be more than one Vice-President, their seniority in performing such duties and exercising such powers shall be in order of their rank as fixed by the Trustees, or, if more than one and not ranked, then by determination of the Trustees, or, in the absence of such determination, by the order in which they were first elected. Subject to the direction of the Trustees, and the President, each Vice-President shall have the power in the name and on behalf of the Trust to execute any and all loan documents, contracts, agreements, deeds, mortgages and other instruments in writing, and, in addition, shall have such other duties and powers as shall be designated from time to time by the Trustees or the President and as by general usage appertain to the office.

3.7 Secretary: Powers and Duties. The Secretary shall keep the minutes of all meetings of, and record all votes of, Shareholders, Trustees and the executive or other committees, if any. The Secretary shall give, or cause to be given, as required by the Declaration or these Bylaws, notice of meetings of the Shareholders and of the Trustees, and shall perform such other duties as may be prescribed by the Trustees, or the President. The Secretary shall keep in safe custody the seal of the Trust, and may affix the same, or, if permitted, a facsimile thereof, to any instrument executed by the Trust and attest the seal and the signature or signatures of the officer or officers executing such instrument on behalf of the Trust. The Secretary shall also perform any other duties commonly incident to such office in a Massachusetts business corporation, and shall have such other authorities and duties as the Trustees or the President shall from time to time determine.

3.8 Treasurer: Powers and Duties. Except as otherwise directed by the Trustees, the Treasurer shall have the general supervision of the monies, funds, securities, notes receivable and other valuable papers and documents of the Trust, and shall have and exercise under the supervision of the Trustees and President all powers and duties normally incident to his office. The Treasurer may endorse for deposit or collection all notes, checks and other instruments payable to the Trust or to its order. The Treasurer shall deposit all funds of the Trust in such depositories as the Trustees shall designate. The Treasurer shall be responsible for such disbursement of the funds of the Trust as may be ordered by the Trustees, or the Chairman or the President. The Treasurer shall keep accurate account of the books of the Trust's transactions which shall be the property of the Trust, and which, together with all other property of the Trust in his possession, shall be subject at all times to the inspection and control of the Trustees. Unless the Trustees shall otherwise determine, the Treasurer shall be the principal financial and accounting officer of the Trust. The Treasurer shall have such other duties and authorities as the Trustees or the President shall from time to time determine. Notwithstanding anything to the contrary herein contained, the Trustees may authorize the Investment Adviser, the Custodian, or the Transfer agent to maintain bank accounts and deposit and disburse funds of the Trust on behalf of the Trust.

3.9 Delegation of Officers' Duties. The Trustee may appoint such other officers and assistant officers as they shall from time to time determine to be necessary or desirable in order to conduct the business of the Trust. Assistant officers shall act generally in the absence of the officer whom they assist, shall assist that officer in the duties of his office and shall have such other duties and authority as may be conferred upon them by the Trustees or delegated to them by the President. In case of the absence or disability of any officer or assistant officer of the Trust or for any other reason that the Trustees may deem sufficient, the Trustees may delegate or authorize the delegation of his powers or duties, for the time being, to any person.


                                   ARTICLE IV

                                     Shares

4.1 Evidence of Share Ownership. Certificates representing the Trust's Shares shall not be physically issued. Shares in the Trust shall be recorded on a register maintained for the Trust by the Transfer Agent appointed by the Trustees. The holders of Shares shall have the same rights of ownership with respect to such shares as if certificates had been issued. The Trustees shall, from time to time, be appropriate resolution, establish such rules for authentication of Shareholders for purposes of purchase and redemption as they shall deem necessary.

                                    ARTICLE V

                                  Miscellaneous

5.1 Depositories. The funds of the Trust shall be deposited in such depositories as the Trustees shall designate in accordance with the provisions of the Declaration, and shall be drawn out on checks, drafts or other orders signed by such officer, officers, agent or agents (including the Adviser), as the Trustees may from time to time authorize.

5.2 Signatures. All contracts and other instruments shall be executed on behalf of the Trust by such officer, officers, agent or agents, as provided in the Declaration or these Bylaws or as the Trustees may from time to time by resolution provide.

5.3 Seal. The seal of the Trust shall have inscribed thereon the words "Ultra Series Fund, a Massachusetts Voluntary Association, Common Seal, 1983." Such seal may be used by causing it or a facsimile thereof, to be impressed or affixed or in any manner reproduced and attested as if it had been impressed and attested manually.

                                   ARTICLE VI

                               Amendment of Bylaws

6.1 Amendment and Repeal of Bylaws. In accordance with the Declaration, the Trustees have the power to alter, amend or repeal the Bylaws or adopt new Bylaws at any time. Action by the Trustees with respect to the Bylaws shall be taken by an affirmative vote of a majority of the Trustees. The Trustees shall in no event adopt Bylaws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.

                                    * * * * *

The Declaration of Trust establishing Ultra Series Fund, dated September 16, 1983, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Ultra Series Fund" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, Shareholder, officer, employee or agent of Ultra Series Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of said Ultra Series Fund but the Trust Property only shall be liable.

                                    EXHIBIT 5

                                ULTRA SERIES FUND

                              MANAGEMENT AGREEMENT

THIS MANAGEMENT AGREEMENT ("Agreement") is made this 5th day of February, 1997 and will be effective as of May 1, 1997, by and between Ultra Series Fund, a business trust organized and existing under the laws of the Commonwealth of Massachusetts (the "Fund"), and CIMCO Inc. (the "Manager"), a corporation organized and existing under the laws of the state of Iowa.

                                    RECITALS

1. The Fund is a series-type, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that currently consists of six investment portfolios (each, a "Series") designated as Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000, each such Series having its own investment objective;

2. The Fund issues a separate series of shares of beneficial interest for each Series, which shares represent fractional undivided interests in the Series;

3. The Manager is engaged principally in rendering investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act");

4. The Fund desires to retain the Manager to provide or to arrange to provide overall management of the Fund and each Series, including, but not limited to, investment advisory, custody, transfer agency, dividend disbursing, legal, accounting, and administrative services, in the manner and on the terms and conditions set forth in this Agreement;

5. The Manager is willing to provide or to arrange to provide, investment advisory, custody, transfer agency, dividend disbursing, legal, accounting, and administrative services to the Fund and each Series on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the premises and the covenants hereinafter contained, the Fund and the Manager hereby agree as follows:

                                    ARTICLE I
                              Duties of the Manager

The Fund hereby engages the Manager to act as the Fund's general manager to provide or to arrange to provide directly or through third parties, investment advisory, custody, transfer agency, dividend disbursing, legal, accounting, and administrative services to each existing Series of the Fund and to any additional investment portfolios that the Fund may establish in the future; and to provide or to arrange to provide the above services subject to the supervision of the board of trustees of the Fund (the "Board"), for the period and on the terms and conditions set forth in this Agreement. The Manager hereby accepts such engagement and agrees during such period, at its own expense, to provide or to arrange to provide, such investment advisory and general management services, and to assume the obligations set forth in this Agreement for the compensation provided for herein. Subject to the provisions of the 1940 Act and the Advisers Act, the Manager may retain any affiliated or unaffiliated parties including, but not limited to, investment adviser(s) and/or investment sub-adviser(s), custodian(s), transfer agent(s), dividend-disbursing agent(s), attorney(s), and accountant(s) to perform any or all of the services set forth in this Agreement.

The Manager, its affiliates and any investment adviser(s), sub-adviser(s), custodian(s), transfer agent(s), dividend-disbursing agent(s), attorney(s), accountant(s), or other parties performing services for the Manager shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund or a Series in any way or otherwise be deemed agents of the Fund or a Series.

The Manager shall, for purposes of this Agreement, have and exercise full investment discretion and authority to act as agent for the Fund in buying, selling or otherwise disposing of or managing the Fund's investments, directly or through sub-advisers, subject to supervision by the Board.

The Manager and any other party performing services covered by this Agreement (each such party is hereafter referred to as a "Service Provider") shall be subject to: (1) the restrictions of the Declaration of Trust and Bylaws of the Fund, as amended from time to time; (2) the provisions of the 1940 Act and the Advisers Act; (3) the statements relating to the Series' investment objectives, investment policies and investment restrictions as set forth in the currently effective (and as amended from time to time) registration statement of the Fund (the "registration statement") under the Securities Act of 1933, as amended (the "1933 Act"); (4) appropriate state insurance laws; and (5) any applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code").

(a) Investment Advisory Services. The Manager shall provide the Fund directly or through sub-advisers with such investment research, advice and supervision as the Fund may from time to time consider necessary for the proper management of the assets of each Series, shall furnish continuously an investment program for each Series, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged and what portions of each Series shall be held in the various securities or other investments or cash, and shall take such steps as are necessary to implement an overall investment plan for each Series, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

The Fund has furnished or will furnish the Manager (who is authorized to furnish any Service Provider) with copies of the Fund's registration statement, Declaration of Trust, and Bylaws as currently in effect and agrees during the continuance of this Agreement to furnish the Manager with copies of any amendments or supplements thereto before or at the time the amendments or supplements become effective. The Manager and any Service Providers will be entitled to rely on all documents furnished by the Fund.

The Manager represents that in performing investment advisory services for each Series, the Manager shall make every effort to ensure that: (1) each Series shall comply with Section 817(h) of the Code and the regulations issued thereunder, specifically Regulation Section 1.817-5, relating to the diversification requirements for variable annuity, endowment, and life insurance contracts, and any amendments or other modifications to such Section or regulations; (2) each Series continuously qualifies as a regulated investment company under Subchapter M of the Code or any successor provision; and (3) any and all applicable state insurance law restrictions on investments that operate to limit or restrict the investments that a Series may otherwise make are complied with as well as any changes thereto. Except as instructed by the Board, the Manager shall also make decisions for the Fund as to the manner in which voting rights, rights to consent to corporate action, and any other rights pertaining to the Fund's securities shall be exercised. If the Board at any time makes any determination as to investment policy and notifies the Manager of such determination, the Manager shall be bound by such determination for the period, if any, specified in the notice or until similarly notified that such determination has been revoked.

The Manager shall take, on behalf of each Series, all actions which it deems necessary to implement the investment policies of such Series, and in particular, to place all orders for the purchase or sale of portfolio investments for the account of each Series with brokers, dealers, futures commission merchants or banks selected by the Manager. The Manager also is authorized as the agent of the Fund to give instructions to any Service Provider serving as custodian of the Fund as to deliveries of securities and payments of cash for the account of each Series. In selecting brokers or dealers and placing purchase and sale orders with respect to assets of the Series, the Manager is directed at all times to seek to obtain best execution and price within the policy guidelines determined by the Board and set forth in the current registration statement. Subject to this requirement and the provisions of the Act, the Advisers Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and other applicable provisions of law, the Manager may select brokers or dealers that are affiliated with the Manager or the Fund.

In addition to seeking the best price and execution, the Manager may also take into consideration research and statistical information, wire, quotation and other services provided by brokers and dealers to the Manager. The Manager is also authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if the Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer, viewed in terms of either that particular transaction or the Manager's overall responsibilities with respect to each Series. The policies with respect to brokerage allocation, determined from time to time by the Board are those disclosed in the currently effective registration statement. The execution of such transactions shall not be deemed to represent an unlawful act or breach of any duty created by this Agreement or otherwise. The Manager will periodically evaluate the statistical data, research and other investment services provided to it by brokers and dealers. Such services may be used by the Manager in connection with the performance of its obligations under this Agreement or in connection with other advisory or investment operations including using such information in managing its own accounts.

As  part  of  carrying  out  its   obligations  to  manage  the  investment  and
reinvestment of the assets of each Series consistent with the requirements under the 1940 Act, the Manager shall:

         (1) Perform research and obtain and analyze pertinent economic, statistical, and financial data relevant to the investment policies of each Series as set forth in the Fund's registration statement;

         (2) Consult with the Board and furnish to the Board recommendations with respect to an overall investment strategy for each Series for approval, modification, or rejection by the Board;

         (3) Seek out and implement specific investment opportunities, consistent with any investment strategies approved by the Board;

         (4) Take such steps as are necessary to implement any overall investment strategies approved by the Board for each Series, including making and carrying out day-to-day decisions to acquire or dispose of permissible investments, managing investments and any other property of the Series, and providing or obtaining such services as may be necessary in managing, acquiring or disposing of investments;

         (5) Regularly report to the Board with respect to the implementation of any approved overall investment strategy and any other activities in connection with management of the assets of each Series including furnishing, within 60 days after the end of each calendar quarter, a statement of investment performance for the period since the last report and a schedule of investments and other assets of each Series as of the end of the quarter;

         (6)      Maintain   all   required   accounts,    records,   memoranda,
                  instructions or authorizations relating to the acquisition or disposition of investments for each Series and the Fund;

         (7) Furnish any personnel, office space, equipment and other facilities necessary for the operation of each Series as contemplated in this Agreement;

         (8) Provide the Fund with such accounting or other data concerning the Fund's investment activities as shall be necessary or required to prepare and to file all periodic financial reports or other documents required to be filed with the Securities and Exchange Commission and any other regulatory entity;

         (9) Assist in determining each business day the net asset value of the shares of each Series in accordance with applicable law; and

         (10) Enter into any written investment advisory or investment sub-advisory contract with another affiliated or unaffiliated party, subject to any approvals required by Section 15 of the 1940 Act, pursuant to which such party will carry out some or all of the Manager's responsibilities (as specified in such investment advisory or investment sub-advisory contract) listed above.

(b) General Management Services. The Manager shall provide or arrange to provide all custody, transfer agency, dividend disbursing, legal, accounting, and administrative services necessary for the operation of the Fund, including, without limitation, the following services:

         (1)      Custody services including, but not limited to:

                  (i) placing and maintaining each Series' securities, cash or other investments pursuant to the requirements of
                           Section   17(f)  of  the  1940  Act  and  the   rules
                           thereunder;

                  (ii) holding and physically segregating for the Fund's account, all of the Fund's assets, including securities that the Fund desires to be held in places within the United States ("domestic securities") or in places outside the United States ("foreign securities");

                  (iii) releasing and delivering domestic securities owned by the Fund only upon receipt of instructions from persons and by means authorized by the Board;

                  (iv) assuring that all domestic securities held are registered in the name of the Fund or in the name of any nominee of the Fund or of any nominee of the Manager or any Service Provider acting as custodian which nominee shall be assigned exclusively to the Fund, unless the Fund has provided written authorization to use a nominee not meeting the above requirement;

                  (v) maintaining a separate bank account(s) in the United States in the name of the Fund, and holding all cash received by it from or for the account of the Fund in such account;

                  (vi) collecting on a timely basis all income and other payments with respect to securities to which the Fund shall be entitled either by law or pursuant to custom in the securities business;

                  (vii) paying out monies of the Fund upon receipt of instructions from persons and by means authorized by the Board;

                  (viii) appointing or removing, in its discretion, any other entity qualified under the 1940 Act to act as a custodian, as its agent to carry out any custody duties;

                  (ix) employing, in the discretion of the Manager or a Service Provider employed by the Manager, other parties as sub-custodians for the Fund's domestic securities or foreign securities. With respect to the Fund's foreign securities, such employment shall be effected and such foreign securities shall be maintained in accordance with the provisions of Rule 17f-5 under the 1940 Act, as such provisions may be amended from time to time, provided that the Manager or a Service Provider employed by the Manager shall furnish annually to the Fund, information concerning the Service Provider or sub-custodians employed by the Manager or other Service Provider;

                  (x) creating and maintaining all records relating to its activities and obligations under any contract relating to the Fund or a Series thereof in accordance with the provisions of Section 31 of the 1940 Act and Rules 31a-1 and 31a-2 under the 1940 Act. Such records shall be the property of the Fund and shall at all times during the regular business hours of the Manager (or separate Service Provider acting as custodian) be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the Securities and Exchange Commission; and

                  (xi) performing or arranging for the performance of any other usual duties and functions of a custodian for a registered investment company;

         (2)      Transfer agency services, including, but not limited to:

                  (i) receiving for acceptance, orders for the purchase of Fund shares, and promptly delivering payment and appropriate documentation thereof to any Service Provider acting as custodian;

                  (ii) issuing, pursuant to purchase orders, the appropriate number of the Fund's shares and holding such shares in the appropriate account;

                  (iii) receiving for acceptance redemption requests and redemption directions and delivering the appropriate documentation to any Service Provider acting as custodian;

                  (iv)     effecting  transfers of Fund shares by the registered
                           owners    thereof   upon   receipt   of   appropriate
                           instructions;

                  (v) preparing and transmitting payments for dividends and distributions declared by the Fund;

                  (vi) maintaining records of accounts for shareholders and advising the Fund and its shareholders as to the foregoing;

                  (vii) handling shareholder relations, and providing reports and other information and services related to the maintenance of shareholder accounts;

                  (viii) recording the issuance of shares of the Fund and maintaining pursuant to Rule 17Ad-10(e) under the 1934 Act a record of the total number of shares of the Fund that are authorized, based upon data provided by the Fund, and issued and outstanding; and

                  (ix) performing or arranging for the performance of any other customary services of a transfer agent or dividend-disbursing agent for a registered investment company;

         (3) The calculation of the net asset value of each Series and the net asset value per share of each class of shares at such times and in such manner as specified in the Fund's current registration statement and at such other times upon which the parties hereto may from time to time agree; and

         (4) The creation and maintenance of such records relating to the business of the Fund as the Fund may from time to time reasonably request.

The Manager may contract with qualified Service Providers for the provision of any of the services necessary for the operation of the Fund as described in this Section (b). Where the Manager engages separate Service Providers, the Manager shall also, on behalf of the Fund, coordinate the activities of such Service
Providers, as well as other agents, attorneys, brokers and dealers, insurers, sub-advisers and such other persons in any such other capacity deemed to be necessary or desirable. The Manager shall make reports to the Board of its performance hereunder and shall furnish advice and recommendations with respect to such other aspects of the business and affairs of the Fund as the Board or the Manager shall consider desirable.

                                   ARTICLE II
                       Allocation of Charges and Expenses

(a) The Manager. The Manager assumes the expense of and shall pay for maintaining the staff and personnel necessary to perform its obligations under this Agreement, and shall at its own expense provide the office space, equipment and facilities that it is obligated to provide under this Agreement, and shall pay all compensation of officers of the Fund and all trustees of the Fund who are affiliated persons of the Manager, except as otherwise specified in this Agreement.

Except for those expenses assumed by the Fund as provided in section (b) below, the Manager shall bear all of the Fund's expenses including, but not limited to: custodian fees; transfer agent fees; pricing costs (including the daily calculation of net asset value); accounting fees; legal fees (except extraordinary litigation expenses); expenses of shareholders' and/or trustees' meetings; bookkeeping expenses related to shareholder accounts; insurance charges; cost of printing and mailing shareholder reports and proxy statements; costs of printing and mailing registration statements and updated prospectuses to current shareholders; and the fees of any trade association of which the Fund is a member.

The Manager agrees that neither it nor any Service Provider will make any separate charge to any shareholder or his individual account for any services rendered to said shareholder or the Fund unless such charge for special services is specifically approved by the Board including a majority of the trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Manager (the "disinterested trustees"). No special charge will be levied retroactively or without appropriate notice to affected shareholders.

(b) The Fund. The Fund assumes and shall pay or cause to be paid the following expenses of the Fund, including, without limitation: compensation of the Manager; fees of disinterested trustees; brokerage commissions, dealer markups and other expenses incurred in the acquisition or disposition of any securities or other investments; costs, including the interest expense, of borrowing money; expenses for independent audits; taxes; and extraordinary expenses (including extraordinary litigation expenses and extraordinary consulting expenses) as approved by a majority of the disinterested trustees.

                                   ARTICLE III
                           Compensation of the Manager

For the services rendered, the facilities furnished and expenses assumed by the Manager, the Fund shall pay to the Manager at the end of each calendar month a unitary fee calculated as a percentage of the average value of the net assets each day for each Series during that month at the following annual rates:

         Capital Appreciation Stock                                    0.80%
         Balanced                                                      0.70%
         Growth and Income Stock                                       0.60%
         Bond                                                          0.55%
         Money Market                                                  0.45%
         Treasury 2000                                                 0.45%

The Manager's fee shall be accrued daily at 1/365th of the applicable annual rate set forth above. For the purpose of accruing compensation, the net assets of each Series shall be determined in the manner and on the dates set forth in the Declaration of Trust or the current registration statement of the Fund and, on days on which the net assets are not so determined, the net asset value computation to be used shall be as determined on the immediately preceding day on which the net assets were determined.

In the event of termination of this Agreement, all compensation due through the date of termination will be calculated on a pro-rated basis through the date of termination and paid within fifteen business days of the date of termination.

During any period when the determination of net asset value is suspended, the net asset value of a Series as of the last business day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of each succeeding business day until it is again determined.

                                   ARTICLE IV
                     Limitation of Liability of the Manager

The Manager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties hereunder, and (ii) to the extent specified in section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

                                    ARTICLE V
                            Activities of the Manager

The services of the Manager are not deemed to be exclusive, and the Manager is free to render services to others, so long as the Manager's services under this Agreement are not impaired. It is understood that trustees, officers, employees and shareholders of the Fund are or may become interested persons of the Manager, as directors, officers, employees and shareholders or otherwise, and that directors, officers, employees and shareholders of the Manager are or may become similarly interested persons of the Fund, and that the Manager may become interested in the Fund as a shareholder or otherwise.

It is agreed that the Manager may use any supplemental investment research obtained for the benefit of the Fund in providing investment advice to its other investment advisory accounts. The Manager or its affiliates may use such information in managing their own accounts. Conversely, such supplemental information obtained by the placement of business for the Manager or other entities advised by the Manager will be considered by and may be useful to the Manager in carrying out its obligations to the Fund.

Securities or other investments held by a Series of the Fund may also be held by separate investment accounts or other mutual funds for which the Manager may act as an investment adviser or by the Manager or its affiliates. Because of different investment objectives or other factors, a particular security may be bought by the Manager or its affiliates for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a Series or other entities for which the Manager or its affiliates act as investment adviser or for their advisory clients arise for consideration at or about the same time, the Fund agrees that the Manager may make transactions in such securities, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, the Fund recognizes that there may be an adverse effect on price.

It is agreed that, on occasions when the Manager deems the purchase or sale of a security to be in the best interest of a Series as well as other accounts or companies, it may, to the extent permitted by applicable laws or regulations, but will not be obligated to, aggregate the securities to be sold or purchased for other accounts or companies in order to obtain favorable execution and lower brokerage commissions or prices. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in accordance with any written procedures maintained by the Manager or, if there are no such written procedures, in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts or companies. The Fund recognizes that in some cases this procedure may adversely affect the size of the position obtainable for a Series.
                                   ARTICLE VI
                                Books and Records

The Manager hereby undertakes and agrees to maintain, in the form and for the period required by Rule 31a-2 and Rule 2a-7 under the 1940 Act, all records relating to the Fund's investments that are required to be maintained by the Fund pursuant to the requirements of Rule 31a-1 and Rule 2a-7 of the 1940 Act.

The Manager agrees that all books and records which it or any other Service Provider maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any such books, records or information upon the Fund's request. All such books and records shall be made available, within five business days of a written request, to the Fund's accountants or auditors during regular business hours at the Manager's offices. The Fund or its authorized representative shall have the right to copy any records in the possession of the Manager or a Service Provider that pertain to the Fund. Such books, records, information or reports shall be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this Agreement, all such books, records or other information shall be returned to the Fund free from any claim or assertion of rights by the Manager.

The Manager further agrees that it will not disclose or use any records or information obtained pursuant to this Agreement in any manner whatsoever except as authorized in this Agreement and that it will keep confidential any information obtained pursuant to this Agreement and disclose such information only if the Fund has authorized such disclosure, or if such disclosure is required by federal or state regulatory authorities.

                                   ARTICLE VII
                   Duration and Termination of this Agreement

This Agreement shall not become effective unless and until it is approved by the Board, including a majority of trustees who are not parties to this Agreement or interested persons of any such party, and by the vote of a majority of the outstanding voting shares of each Series of the Fund. This Agreement shall come into full force and effect on the date which it is so approved, provided that it shall not become effective as to any subsequently created investment portfolio until it has been approved by the Board specifically for such portfolio. As to each Series of the Fund, the Agreement shall continue in effect for two years and shall thereafter continue in effect from year to year so long as such continuance is specifically approved for each Series at least annually by (i) the Board, or by the vote of a majority of the outstanding votes attributable to the shares of the class representing an interest in the Series; and (ii) a majority of those trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

This Agreement may be terminated at any time as to any Series or to all Series, without the payment of any penalty, by the Board, or by vote of a majority of the outstanding votes attributable to the shares of the applicable Series, or by the Manager, on 60 days written notice to the other party. If this Agreement is terminated only with respect to one or more, but less than all, of the Series, or if a different adviser is appointed with respect to a new portfolio, the Agreement shall remain in effect with respect to the remaining Series. This Agreement shall automatically terminate in the event of its assignment.

                                  ARTICLE VIII
                          Amendments of this Agreement

This Agreement may be amended as to each Series by the parties only if such amendment is specifically approved by (i) the vote of a majority of outstanding votes attributable to the shares of the Series, and (ii) a majority of those trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

                                   ARTICLE IX
                          Definitions of Certain Terms

The terms "assignment," "affiliated person," and "interested person," when used in this Agreement, shall have the respective meanings specified in the 1940 Act. The term "majority of the outstanding votes" attributable to the shares of a Series means the lesser of (a) 67% or more of the votes attributable to such Series present at a meeting if the holders of more than 50% of such votes are present or represented by proxy, or (b) more than 50% of the votes attributable to shares of the Series.

                                    ARTICLE X
                                  Governing Law

This Agreement shall be construed in accordance with laws of the Commonwealth of Massachusetts, and applicable provisions of the 1940 Act, the Advisers Act, and the 1934 Act.

                                   ARTICLE XI
                                  Severability

If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the date first above written.

                                            ULTRA SERIES FUND

                                            By:      /s/ Michael S. Daubs

                                            Title:    President

ATTEST:

  /s/  Jeanne Mraz

                                            CIMCO INC.

                                            By:      /s/  Michael S. Daubs

                                            Title:    President

ATTEST:

  /s/ Jeanne Mraz

                           SERVICING AGREEMENT BETWEEN
                             CENTURY LIFE OF AMERICA
                                       AND
                        CENTURY INVESTMENT MANAGEMENT CO.

THIS AGREEMENT is made by and between Century Life of America (Century Life), a mutual life insurance company domiciled in the state of Iowa with its principal office located in Waverly, Iowa, and Century Investment Management Co. (CIMCO), a duly licensed registered investment adviser domiciled in the state of Iowa with its principal office located in Madison, Wisconsin.

WHEREAS, CIMCO is an independent registered investment adviser, engaged primarily in the business of providing investment advice and investment management services on a fee for service basis, and currently acts as investment adviser to the Ultra Series Fund and other clients, and

WHEREAS, CIMCO alone will have control over its investment advisory business, and

WHEREAS, CIMCO wishes to purchase from Century Life various services required by CIMCO in the ordinary course of administering its business,

NOW, THEREFORE, for good and valuable consideration, the parties agree as follows:

1. CIMCO shall purchase from Century Life certain accounting, administrative, clerical, legal, tax and other services necessary to fulfill CIMCO's obligation under the Investment Advisory Agreement between CIMCO and the Ultra Series Fund.

2. As full compensation for the above-described services, CIMCO will pay to Century Life a monthly fee based on the net assets at the close of business on the last business day of the preceding month multiplied by a specified factor. For the Money Market Series and the Treasury 2000 Series, the factor is .02083% (.0002083). This fee is approximately equal to an annualized rate of .25% (.0025) of net assets. For the Balanced Series, the Bond Series, the Growth & Income Stock Series, and the Capital Appreciation Stock Series, the factor is .0083% (.000083). This amounts to an annualized rate of approximately .10% (.0010) of net assets.

3. This agreement shall be nonassignable and shall remain in effect until terminated and may be terminated by any party as of the first day of any month by giving the other party at least 30 days prior written notice.

4. This agreement shall be applied, interpreted, construed and enforced in accordance with the laws of the state of Iowa.

IN WITNESS WHEREOF, this agreement is executed by Century Life and CIMCO by their respective duly authorized officers to become effective on the 1st day of October, 1994.



CENTURY LIFE OF AMERICA

By:  /s/ Daniel E. Meylink, Sr.
         Daniel E. Meylink, Sr.
         President


CENTURY INVESTMENT MANAGEMENT CO.

By:  /s/ Michael S. Daubs
         Michael S. Daubs
         President

                           SERVICING AGREEMENT BETWEEN
                        CENTURY INVESTMENT MANAGEMENT CO.
                                       AND
                          CUNA MUTUAL INSURANCE SOCIETY

THIS AGREEMENT is made effective July 17, 1993 by and between Century Investment Management Co. (CIMCO), a registered investment adviser domiciled in the state of Iowa with its principal office located in Madison, Wisconsin, and CUNA Mutual Insurance Society (CUNA Mutual), a mutual life insurance company domiciled in the state of Wisconsin with its principal office located in Madison, Wisconsin.

WHEREAS, CIMCO is an independent registered investment adviser, engaged primarily in the business of providing investment advice and investment management services on a fee for service basis and CIMCO alone has control over its investment advisory business; and

WHEREAS, CUNA Mutual and Century Life of America (Century Life), a mutual life insurance company domiciled in the state of Iowa with its principal office located in Waverly, Iowa, have entered into an agreement of permanent affiliation to increase efficiencies and to share certain resources and facilities between Century Life and CUNA Mutual while each company remains a separate corporate entity and continues to be separately owned by its policyowner group, and CUNA Mutual and Century Life each own fifty percent (50%) of CIMCO, and

WHEREAS, CIMCO currently acts as investment adviser to CUNA Mutual, Century Life, and two registered investment companies sponsored by Century Life, namely CIMCO Money Market Trust and Ultra Series Fund (the "mutual funds"); and

WHEREAS, CIMCO wishes to purchase from CUNA Mutual various services required by CIMCO in the ordinary course of administering its business,

NOW, THEREFORE, for good and valuable consideration, the parties agree as follows:

1. CIMCO shall purchase from CUNA Mutual certain cash management and investment administration services necessary to fulfill CIMCO's obligation under the Investment Advisory Agreements between CIMCO and each of the mutual funds approved by the shareholders on December 5, 1991, and subsequently approved by the Trust's Board of Trustees.

2. CUNA Mutual shall conduct cash management and investment administration services in accord with the requirements of securities laws and regulations. Further, CUNA Mutual shall interact with the custodian for the mutual funds only as expressly permitted by (1) the Custody Agreements between each mutual fund and the custodian (U.S. Trust Company of New York) signed in July 1993, (2) the Cash Data Entry Funds Transfer System Service Agreement between each mutual fund and U.S. Trust company of New York signed in July 1993, and (3) resolutions of the Board of Trustees of each mutual fund.

3.       CUNA   Mutual   shall   maintain   cash   management   and   investment
         administration records as required by Section 31 under the Investment Company Act. Such records shall be the property of each mutual fund and CUNA Mutual shall surrender them promptly upon the request of either mutual fund.

4. The services CIMCO purchases from CUNA Mutual hereunder are exclusive of the services CUNA Mutual performs under a Servicing Agreement between CUNA Mutual and CIMCO effective January 1, 1992.

5. CIMCO shall pay CUNA Mutual the fees calculated in accordance with the attached Exhibit A which may be amended from time to time by written endorsement executed by both parties.

6. This agreement shall be nonassignable and shall remain in effect until terminated and may be terminated by any party as of the first day of any month by giving the other party at least 30 days prior written notice.

IN WITNESS WHEREOF, this agreement is executed by CUNA Mutual and CIMCO by their respective duly authorized officers.

CUNA MUTUAL INSURANCE SOCIETY


By:  /s/ Richard M. Heins
      Richard M. Heins
      President and Chief Executive Officer


CENTURY INVESTMENT MANAGEMENT CO.


By:   /s/ Michael S. Daubs
      Michael S. Daubs
      President

                    Exhibit A - Schedule of Fees to Servicing
           Agreement Between CUNA Mutual Insurance Society and
                       Century Investment Management Co.

1.  Fees for cash management services.

As full compensation for cash management services, CIMCO will pay a monthly fee based on the net assets at the close of business on the last business day of the preceding month multiplied by a specified factor. For the Treasury 2000 Series, the factor is .000000833, which is approximately equal to an annualized rate of
 .001% of net assets. For the Bond Series, the factor is .000001667, which is approximately equal to an annualized rate of .002% of net assets. For the Money Market Series and for CIMCO Money Market Trust, the fact is .000002500, which is approximately equal to an annualized rate of .003%. For the Balanced and Common Stock Series, the factor is .000004167, which is approximately equal to an annualized rate of .005% of net assets.

2.  Fees for investment administration.

CUNA Mutual has not begun performing investment administration services. Fees will be established at a later time.


CUNA MUTUAL INSURANCE SOCIETY


By:  /s/ Richard M. Heins                                     Date:  8/18/93
      Richard M. Heins
      President and Chief Executive Officer



CENTURY INVESTMENT MANAGEMENT CO.


By:  /s/ Michael S. Daubs                                     Date:  8/11/93
      Michael S. Daubs
      President

                                    EXHIBIT 6
                             DISTRIBUTION AGREEMENT

IT IS HEREBY AGREED by and between ULTRA SERIES FUND (the "Fund") and CUNA BROKERAGE SERVICES, INC. ("CUNA Brokerage) as follows:

                                       I.

The Fund proposes to issue and sell shares of the Fund through CUNA Brokerage. CUNA Brokerage agrees to provide sales and services subject to the terms and conditions hereof. The shares to be sold are more fully described in the registration statement and the prospectus of the Fund.

                                       II.

The Fund grants CUNA Brokerage the exclusive right, during the term of this Agreement, subject to registration requirements of the Securities Act of 1933 and the Investment Company Act of 1940 and the provisions of the Securities Exchange Act of 1934, to be the distributor of the shares. CUNA Brokerage will sell the shares under such terms as set by the Fund.

                                      III.

CUNA Brokerage agrees that it shall undertake at its own expense, to perform all duties and functions which are necessary and proper for the distribution of the shares.

                                       IV.

CUNA Brokerage shall be compensated for its distribution service pursuant to the Distribution Plan adopted by the Fund. CUNA Brokerage may from time to time waive the compensation provided for herein.

                                       V.

The Fund shall furnish CUNA Brokerage with copies of all prospectuses, financial statements, and other documents which CUNA Brokerage reasonably requests for use in connection with the distribution of the shares. The Fund shall provide to CUNA Brokerage such number of copies of the current effective prospectuses as CUNA Brokerage shall request.

                                       VI.

CUNA Brokerage is not authorized to give any information, or to make any representations concerning the Fund other than those contained in the current registration statement or prospectus filed with the Securities and Exchange Commission or such sales literature as may be authorized by the Fund.

                                      VII.

Both parties to this Agreement agree to keep the necessary records as indicated by applicable state and federal law and to render the necessary assistance to one another for the accurate and timely preparation of such records.


                                      VIII.

CUNA Brokerage will use its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, CUNA Brokerage will not be liable to the Fund or any of its shareholders for any error of judgement or mistake of law or for any act of omission or for any losses sustained by the Fund or its shareholders.

                                       IX.

CUNA Brokerage shall provide the Fund, for review by the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended under this Agreement and the purpose for which such expenditures were made.

                                       X.

This Agreement has been approved by the Fund's initial shareholder and by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Agreement, cast in person at a meeting called for the purpose of voting on such Agreement.

                                       XI.

Under its terms, this Agreement remains in effect from December 29, 1993 to December 29, 1994, and from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above. This Agreement may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments to this Agreement must also be approved by the Trustees in the manner described above. The Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Agreement, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) on not more than sixty (60) days written notice to any other party to the Agreement. This Agreement will automatically terminate in the event of its assignment (as defined in the Investment Company Act of 1940). So long as the Agreement is in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons. The Trustees have determined that in their judgement, there is a reasonable likelihood that the Agreement will benefit the Fund and its shareholders. In the Trustee's quarterly review of the Agreement, they will consider its continued appropriateness and the level of compensation provided therein.

                                      XII.

The terms of this Agreement are subject to the Plan of Distribution duly adopted by the Board of Trustees of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. This Agreement shall be automatically amended where applicable to conform with any changes made to said Plan.


                                      XIII.

All notices, requests, demands, and other communications under this Agreement shall be in writing and shall be deemed to have been given on the date of service if served personally on the party to whom notice is to be given, or on the date of mailing if sent by First Class Mail, Registered or Certified, postage prepaid and properly addressed.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be signed on their behalf by their respective officers thereunto duly authorized.

EXECUTED this 15th day of November, 1993.

                                                  THE FUND
                                                  ULTRA SERIES FUND

                                              BY:    /s/ Michael S. Daubs
                                                    Michael S. Daubs, President

ATTEST:    Judith Hunter
                                                   DISTRIBUTOR
                                                   CUNA BROKERAGE SERVICES, INC.

                                               BY:   /s/ Robert W. Bush
                                                     Robert W. Bush, President

ATTEST:    Judith Hunter

                                    EXHIBIT 8



                          MUTUAL FUND CUSTODY AGREEMENT


                                Ultra Series Fund

                     UNITED STATES TRUST COMPANY OF NEW YORK

                                  June 24, 1993

                          MUTUAL FUND CUSTODY AGREEMENT
                                Ultra Series Fund
                                Table of Contents

                             Section/Paragraph Page
1.   Appointment.......................................................1
2.   Delivery of Documents.............................................1
3.   Definitions.......................................................2
4.   Delivery and Registration of the Property.........................3
5.   Voting Rights.....................................................4
6.   Receipt and Disbursement of Money.................................4
7.   Receipt of Securities.............................................5
8.   Use of Securities Depository or the Book-Entry System.............6
9.   Instructions Consistent With The Articles, etc....................6
10. Transactions Not Requiring Instructions............................8
11. Transactions Requiring Instructions...............................11
12. Purchase of Securities............................................12
13. Sales of Securities...............................................12
14. Authorized Shares.................................................13
15. Records...........................................................13
16. Cooperation with Accountants......................................13
17. Confidentiality...................................................13
18. Equipment Failures................................................14
19. Right to Receive Advice...........................................14
20. Compliance with Governmental Rules and Regulations................15
21. Compensation......................................................15
22. Indemnification...................................................15
23. Responsibility of U.S. Trust......................................16
24. Collection........................................................17
25. Duration and Termination..........................................18
26. Notices...........................................................18
27. Insurance.........................................................19
28. Further Actions...................................................19
29. Amendments........................................................19
30. Miscellaneous.....................................................19
Signatures............................................................20
Attachment A -- Fees
Attachment B -- Investment Portfolios of the Fund

                          MUTUAL FUND CUSTODY AGREEMENT

             THIS AGREEMENT is made as of 6/24/93, by and between the Ultra Series Fund, a Massachusetts Business Trust (the "Fund"), and UNITED STATES TRUST COMPANY OF NEW YORK, a New York State chartered bank trust company ("U.S. Trust").

                                   WITNESSETH:

             WHEREAS,   the  Fund  is  registered  as  an  open-end   management
investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

             WHEREAS, the Fund desires to retain U.S. Trust to serve as the Fund's custodian and U.S. Trust is willing to furnish such services;

             NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

             1. Appointment. The Fund hereby appoints U.S. Trust to act as custodian of its portfolio securities, cash and other property on the terms set forth in this Agreement. U.S. Trust accepts such appointment and agrees to furnish the services herein set forth in return for the compensation as provided in Paragraph 21 of this Agreement.

             2. Delivery of Documents. The Fund will promptly furnish to U.S. Trust such copies, properly certified or authenticated, of contracts, documents and other related information that U.S. Trust may request or requires to properly discharge its duties. Such documents may include but are not limited to the following:

             (a) Resolutions of the Fund's Trustees authorizing the appointment of U.S. Trust as Custodian of the portfolio securities, cash and other property of the Fund and approving this Agreement;

             (b)  Incumbency   and  signature   certificates   identifying   and
containing the signatures of the Fund's officers and/or the persons authorized to sign Written Instructions, as hereinafter defined, on behalf of the Fund;

              (c) The Fund's Declaration of Trust filed with the Office of the Secretary of the Commonwealth of Massachusetts and all amendments thereto (such Declaration of Trust, as currently in effect and as they shall from time to time be amended, are herein called the "Declaration");

             (d) The Fund's By-Laws and all amendments thereto (such By-Laws, as currently in effect and as they shall from time to time be amended, are herein called the "By-Laws");

             (e)   Resolutions  of  the  Fund's   Trustees   and/or  the  Fund's
stockholders approving the Investment Advisory Agreement between the Fund and the Fund's investment adviser (the "Advisory Agreement");

              (f) The Advisory Agreement;

             (g) The Fund's current Registration Statement on Form N-1A under the 1940 Act and the Securities Act of 1933, as amended ("the 1933 Act") as filed with the Securities and Exchange Commission (the "SEC"); and

             (h) The Fund's most recent prospectus including all amendments and supplements thereto (the "Prospectus").

             The Fund will furnish U.S. Trust from time to time with copies of all amendments of or supplements to the foregoing, if any. The Fund will also furnish U.S. Trust with a copy of the opinion of counsel for the Fund with respect to the validity of the shares of common stock, par value $.01 per share (the "Shares"), of the Fund and the status of such Shares under the 1933 Act as registered with the SEC, and under any other applicable federal law or regulation.

      3. Definitions.

             (a) "Authorized Person". As used in this Agreement, the term "Authorized Person" means the Fund's President, Vice-President, Treasurer and any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Trustees of the Fund to give Written Instructions on behalf of the Fund.

             (b) "Book-Entry System". As used in this Agreement, the term "Book-Entry System" means the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

             (c) "Property". The term "Property", as used in this Agreement, means:

             (i) any and all securities, cash, and other property of the Fund which the Fund may from time to time deposit, or cause to be deposited, with U.S. Trust or which U.S. Trust may from time to time hold for the Fund;

             (ii) all income in respect of any such securities or other property;

             (iii) all proceeds of the sales of any of such securities or other property;

              and

             (iv) all proceeds of the sale of securities issued by the Fund, which are received by U.S. Trust from time to time from or on behalf of the Fund.

         (d) "Securities Depository". As used in this Agreement, the term "Securities Depository" shall mean The Depository Trust Company, a clearing agency registered with the SEC, or its successor or successors and its nominee or nominees; and shall also mean any other registered clearing agency, its successor or successors, specifically identified in a certified copy of a resolution of the Fund's Trustees approving deposits by U.S.
Trust therein.

        (e) "Written Instructions". Means instructions

              (i) delivered by mail, tested telegram, cable, telex, facsimile sending device, and received by U.S. Trust, signed by one Authorized Person if the transaction is valued at less than $1,000,000 and by two Authorized Persons if the transaction is valued at equal to or greater than $1,000,000 or by persons reasonably believed by U.S. Trust to be Authorized Persons; or

            (ii)  transmitted   electronically  through  the  U.S.  Trust  Asset
        Management  System  or  any  similar   electronic   instruction   system
        acceptable to U.S. Trust.

         4. Delivery and Registration of the Property. The Fund will deliver or cause to be delivered to U.S. Trust all Property owned by it, including cash received for the issuance of its Shares, at any time during the period of this Agreement, except for securities and monies to be delivered to any subcustodian appointed pursuant to Paragraph 7 hereof. U.S. Trust will not be responsible for such securities and such monies until actually received by U.S. Trust or by any subcustodian. All securities delivered to U.S. Trust or to any such subcustodian (other than in bearer form) shall be registered in the name of the Fund or in the name of a nominee of the Fund or in the name of U.S. Trust or any nominee of U.S. Trust (with or without indication of fiduciary status) or in the name of any subcustodian or any nominee of such subcustodian appointed pursuant to Paragraph 7 hereof or shall be properly endorsed and in form for transfer satisfactory to U.S. Trust.

             5. Voting Rights. With respect to all securities, however registered, it is understood that the voting and other rights and powers shall be exercised by the Fund. U.S. Trust's only duty shall be to mail to the Fund any documents received, including proxy statements and offering circulars, with any proxies for securities registered in a nominee name executed by such nominee. Where warrants, options, tenders or other securities have fixed expiration dates, the Fund understands that in order for U.S. Trust to act, U.S. Trust must receive the Fund's instructions at its offices in New York City, addressed as U.S. Trust may from time to time request, by no later than noon (New York City time) at least one business day prior to the last scheduled date to act with respect thereto (or such earlier date or time as permits the Fund a reasonable period of time in which to respond after U.S. Trust notifies the Fund of such date or time). Absent U.S. Trust's timely receipt of such instructions, such instruments will expire without liability to U.S. Trust.

               6. Receipt and Disbursement of Money.

         (a) U.S. Trust shall open and maintain a custody account for the Fund (the "Account") subject only to draft or order by U.S. Trust acting pursuant to the terms of this Agreement, and shall hold in such Account, subject to the provisions hereof, all cash received by it from or for the Fund. U.S. Trust shall make payments of cash to, or for the account of, the Fund from such cash only (i) for the purchase of securities for the Fund as provided in paragraph 12 hereof; (ii) upon receipt of Written Instructions, for the payment of dividends or other distributions of shares, or for the payment of interest, taxes, administration, distribution or advisory fees or expenses which are to be borne by the Fund under the terms of this Agreement, any Advisory Agreement, or any administration agreement of the Fund; (iii) upon receipt of Written Instructions for payments in connection with the conversion, exchange or surrender of securities owned or subscribed to by the Fund and held by or to be delivered to
U. S. Trust; (iv) to a subcustodian pursuant to Paragraph 7 hereof; or (v) upon receipt of Written Instructions for other corporate purposes.

         (b) U.S. Trust is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received as custodian for the Fund.

        7. Receipt of Securities.

         (a) Except as provided by Paragraph 8 hereof, U.S. Trust shall hold all securities and non-cash Property received by it for the Fund. All such securities and non-cash Property are to be held or disposed of by U.S. Trust for the Fund pursuant to the terms of this Agreement. In the absence of Written Instructions accompanied by a certified resolution authorizing the specific transaction by the Fund's Trustees, U.S. Trust shall have no power or authority to withdraw, deliver, assign, hypothecate, pledge or otherwise dispose of any such securities and non-cash Property, except in accordance with the express terms provided for in this Agreement. In connection with its duties under this Paragraph 7, U.S. Trust may, at its own expense, enter into subcustodian agreements with other banks or trust companies for the receipt of certain securities and cash to be held by U.S. Trust for the account of the Fund pursuant to this Agreement; provided that each such bank or trust company has an aggregate capital, surplus and undivided profits, as shown by its last published report, of not less than twenty million dollars ($20,000,000) and that such bank or trust company agrees with U.S. Trust to comply with all relevant provisions of the 1940 Act and applicable rules and regulations thereunder. U.S. Trust will be liable for acts or omissions of any such subcustodian.

         (b) Promptly after the close of business on each day, U.S. Trust shall furnish the Fund with confirmations and a summary of all transfers to or from the account of the Fund during said day. Where securities are transferred to the account of the Fund established at a Securities Depository or the Book Entry System pursuant to Paragraph 8 hereof, U.S. Trust shall also by book-entry or otherwise identify as belonging to the Fund the quantity of securities that belongs to the Fund that are part of a fungible bulk of securities registered in the name of U.S. Trust (or its nominee) or shown in U.S. Trust's account on the books of a Securities Depository or the Book-Entry System. At least monthly and from time to time, U.S. Trust shall furnish the Fund with a detailed statement of the Property held for the Fund under this Agreement.

         8. Use of Securities Depository or the Book-Entry System. The Fund shall deliver to U.S. Trust a certified resolution of the Trustees of the Fund approving, authorizing and instructing U.S. Trust on a continuous and ongoing basis until instructed to the contrary by Written Instructions actually received by U.S. Trust (i) to deposit in a Securities Depository or the Book-Entry System all securities of the Fund eligible for deposit therein and (ii) to utilize a Securities Depository or the Book-Entry System to the extent possible in connection with the performance of its duties hereunder, including without limitation, settlements of purchases and sales of securities by the Fund, and deliveries and returns of securities collateral in connection with borrowings. Without limiting the generality of such use, it is agreed that the following provisions shall apply thereto:

             (a) Securities and any cash of the Fund deposited in a Securities Depository or the Book-Entry System will at all times be segregated from any assets and cash controlled by U.S. Trust in other than a fiduciary or custodian capacity but may be commingled with other assets held in such capacities. U.S. Trust will effect payment for securities and receive and deliver securities in accordance with accepted industry practices in the place where the transaction is settled, unless the Fund has given U.S. Trust Written Instructions to the contrary.

             (b) All Books and records maintained by U.S. Trust which relate to the Fund's participation in a Securities Depository or the Book-Entry System will at all times during U.S. Trust's regular business hours be open to the inspection of the Fund's duly authorized employees or agents, and the Fund will be furnished with all information in respect of the services rendered to it as it may require.

             (c) U.S. Trust is liable to the Fund with respect to securities and cash to which the Fund is entitled, held or received by the Securities Depository and in the Federal Reserve Book Entry System as agent for U.S. Trust, as if the same were held or received by U.S. Trust at its own offices.

         9. Instructions Consistent With The Declaration. etc. Unless otherwise provided in this Agreement, U.S. Trust shall act only upon Written Instructions. U.S. Trust may assume that any Written Instructions received hereunder are not in any way inconsistent with any provision of the Articles or By-Laws of the Fund or any vote or resolution of the Fund's Trustees, or any committee thereof. U S. Trust shall be entitled to rely upon any Written Instructions actually received by U.S. Trust pursuant to this Agreement. The Fund agrees that U.S. Trust shall incur no liability in acting upon Written Instructions given to U.S. Trust. In accord with instructions from the Fund, as required by accepted industry practice or as U.S. Trust may elect in effecting the execution of Fund instructions, advances of cash or other Property made by U.S. Trust, arising from the purchase, sale, redemption, transfer or other disposition of Property of the Fund, or in connection with the disbursement of funds to any party, or in payment of fees, expenses, claims or liabilities owed to. U.S. Trust by the Fund, or to any other party which has secured judgment in a court of law against the Fund which creates an overdraft in the accounts or over-delivery of Property shall be deemed a loan by U.S. Trust to the Fund, payable on demand, bearing interest at such rate customarily charged by U.S. Trust for similar loans. The Fund agrees that test arrangements, authentication methods or other security devices to be used with respect to instructions which the Fund may give by telephone, telex, TWX facsimile transmission, bank wire or through an electronic instruction system, shall be processed in accordance with terms and conditions for the use of such arrangements, methods or devices as U.S. Trust may put into effect and modify from time to time. The Fund shall safeguard any test keys, identification codes or other security devices which U.S. Trust makes available to the Fund and agrees that the Fund shall be responsible for any loss, liability or damage incurred by U.S. Trust or by the Fund as a result of U.S. Trust's acting in accordance with instructions from any unauthorized person using the proper security device unless such loss, liability or damage was incurred as a result of U.S. Trust's negligence or willful misconduct. U.S. Trust may electronically record, but shall not be obligated to so record, any instructions given by telephone and any other telephone discussions with respect to the Account. In the event that the Fund uses U.S. Trust's Asset Management System ("AMS"), the Fund agrees that U.S. Trust is not responsible for the consequences of the failure of the AMS to perform for any reason, beyond the reasonable control of U.S. Trust, or the failure of any communications carrier, utility, or communications network. In the event the AMS is inoperable, the Fund agrees that it will accept the communication of transaction instructions by telephone, facsimile transmission on equipment compatible to U.S. Trust's facsimile receiving equipment or by letter, at no additional charge to the Fund.

         10. Transactions Not Requiring Instructions. U.S. Trust is authorized to take the following action without Written Instructions:

         (a) Collection of Income and Other Payments. U.S. Trust shall:

                  (i) collect and receive for the account of the Fund, all income and other payments and distributions, including (without limitation) stock dividends, rights, warrants and similar items, included or to be included in the Property of the Fund, and promptly advise the Fund of such receipt and shall credit such income, as collected, to the Fund. From time to time, U.S. Trust may elect, but shall not be so obligated, to credit the Account with interest, dividends or principal payments on payable or contractual settlement date, in anticipation of receiving same from a payor, central depository, broker or other agent employed by the Fund or U.S. Trust. Any such crediting and posting shall be at the Fund's sole risk, and U.S. Trust shall be authorized to reverse any such advance posting in the event U.S. Trust does not receive good funds from any such payor, central depository, broker or agent of the Fund.

                  (ii) with respect to securities of foreign issuers, effect collection of dividends, interest and other income, and to notify the Fund of any call for redemption, offer of exchange, right of subscription, reorganization, or other proceedings affecting such securities, or any default in payments due thereon. It is understood, however, that U.S. Trust shall be under no responsibility for any failure or delay in effecting such collections or giving such notice with respect to securities of foreign issuers, regardless of whether or not the relevant information is published in any financial service available to U.S. Trust unless such failure or delay is due to its negligence or willful misconduct; provided that this sub-paragraph (ii) shall not be construed as creating any such responsibility with respect to securities of non-foreign issuers. Collections of income in foreign currency are, to the extent possible, to be converted into United States Dollars unless otherwise instructed in writing, and in effecting such conversion U.S. Trust may use such methods or agencies as it may see fit, including the facilities of its own foreign division at customary rates. All risk and expenses incident to such collection and conversion is for the account of the Fund and U.S. Trust shall have no responsibility for fluctuations in exchange rates affecting any such conversion.

                  (iii) endorse and deposit for collection in the name of the Fund, checks, drafts, or other orders for the payment of money on the same day as received;

                  (iv) receive and hold for the account of the Fund all securities received by the Fund as a result of a stock dividend, share split-up or reorganization, recapitalization, readjustment or other rearrangement or distribution of rights or similar securities issued with respect to any portfolio securities of the Fund held by U.S. Trust hereunder;

                  (v) present for payment and collect the amount payable upon all securities which may mature or be called, redeemed or retired, or otherwise become payable on the date such securities become payable;

                  (vi) take any action which may be necessary and proper in connection with the collection and receipt of such income and other payments and the endorsement for collection of checks, drafts and other negotiable instruments;

                  (vii)  with  respect  to  domestic  securities,   to  exchange
         securities in temporary form for securities in definitive form, to effect an exchange of the shares where the par value of stock is changed, and to surrender securities at maturity or when advised of earlier call for redemption, against payment therefor in accordance with accepted industry practice. The Fund understands that U.S. Trust subscribes to one or more nationally recognized services that provide information with respect to calls for redemption of bonds or other corporate actions. U.S. Trust shall not be liable for failure to redeem any called bond or to take other action if notice of such call or action was not provided by any service to which it subscribes provided that U.S. Trust shall have acted in good faith without negligence and in accordance with "Street Practice" (as is customary in industry). U.S. Trust shall have no duty to notify the Fund of any rights, duties, limitations, conditions or other information set forth in any security (including mandatory or optional put, call and similar provisions), but U.S. Trust shall forward to the Fund any notices or other documents subsequently received in regard to any such security. When fractional shares of stock of a declaring corporation are received as a stock distribution, unless specifically instructed to the contrary in writing, U.S. Trust is authorized to sell the fraction received and credit the Fund's account. Unless specifically instructed to the contrary in writing, U.S. Trust is authorized to exchange securities in bearer form for securities in registered form. If any Property registered in the name of a nominee of U.S. Trust is called for partial redemption by the issuer of such Property, U.S. Trust is authorized to allot the called portion to the respective beneficial holders of the Property in such manner deemed to be fair and equitable by U.S. Trust in its sole discretion.

         (b) Miscellaneous Transactions. U.S. Trust is authorized to deliver or cause to be delivered Property against payment or other consideration or written receipt therefor in the following cases:

         (i) for examination by a broker selling for the account of the Fund in accordance with street delivery custom;

         (ii) for the exchange of interim receipts or temporary securities for definitive securities;

         (iii) for transfer of securities into the name of the Fund or U.S. Trust or a nominee of either, or for exchange of securities for a different number of bonds, certificates, or other evidence, representing the same aggregate face amount or number of units bearing the same interest rate, maturity date and call provisions, if any; provided that, in any such case, the new securities are to be delivered to U.S. Trust.

 If to the Fund:                Ultra Series Fund
                                2000 Heritage Way
                                Waverly, IA 50677-0061
                                (301) 352-1000

If to U.S. Trust:               Mr. Peter Arrighetti
                                Senior Vice President
                                U. S. Trust Company of New York
                                114 West 47th Street
                                New York, NY 10036

         11. Transactions Requiring Instructions. Upon receipt of Written Instructions and not otherwise, U.S. Trust, directly or through the use of a Securities Depository or the Book-Entry System, shall:

             (a) Execute and deliver to such persons as may be designated in such Written Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any securities may be exercised,

             (b) Deliver any securities held for the Fund against receipt of other securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

             (c) Deliver any securities held for the Fund to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization or sale of assets of any corporation, against receipt of such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

             (d) Make such transfers or exchanges of the assets of the Fund and take such other steps as shall be stated in said instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund;

              (e) Release securities belonging to the Fund to any bank or trust company for the purpose of pledge or hypothecation to secure any loan incurred by the Fund; provided, however, that securities shall be released only upon payment to U.S. Trust of the monies borrowed, except that in cases where additional collateral is required to secure a borrowing already made, subject to proper prior authorization, further securities may be released for that purpose; and pay such loan upon redelivery to it of the securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing the loan;

              (f) Deliver any securities held for the Fund upon the exercise of a covered call option written by the Fund on such securities; and

             (g) Deliver securities held for the Fund pursuant to separate security lending agreements concerning the lending of the Fund's securities into which the Fund may enter, from time to time.

             (h) Without specific authorization of the Fund, U.S. Trust shall not accept due bills in place of Property or securities or accept partial delivery or settlement. U.S. Trust is authorized to deliver Property in the Funds, against a receipt therefor, for examination in accordance with "street delivery" custom and to accept, in lieu of Property, documents, including trust and collateral receipts and letters of undertaking, as long as such documents contain the agreement of the issuer thereof to hold such Property subject to U.S. Trust's sole order.

             12. Purchase of Securities. Promptly after each purchase of securities by the Investment Adviser (or any sub-adviser), the Fund shall deliver to U.S. Trust (as Custodian) Written Instructions specifying with respect to each such purchase: (a) the name of the issuer and the title of the securities, (b) the number of shares of the principal amount purchased and accrued interest, if any, (c) the dates of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, (f) the name of the person from whom or the broker through whom the purchase was made and (g) the series of the Fund for which the purchase was made. U.S. Trust shall upon receipt of securities purchased by or for the series of the Fund pay out of the moneys held for the account of such series of the Fund the total amount payable to the person from whom or the broker through whom the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions.

              13. Sales of Securities. Promptly after each sale of securities by the Investment Adviser, the Fund shall deliver to U.S. Trust (as Custodian) Written Instructions, specifying with respect to each such sale: (a) the name of the issuer and the title of the security, (b) the number of shares or principal amount sold, and accrued interest' if any, (c) the date of sale, (d) the sale price per unit, (e) the total amount payable to the Fund upon such sale, (f) the name of the broker through whom or the person to whom the sale was made and (g) the series of the Fund for which the sale was made. U.S. Trust shall deliver the securities upon receipt of the total amount payable to the Fund upon such sale, provided that the same conforms to the total amount payable as set forth in such Written Instructions. Subject to the foregoing, U.S. Trust may accept payment in such form as shall be satisfactory to it, and may deliver securities and arrange for payment in accordance with the customs prevailing among dealers in securities.

              14. Authorized Shares. The Fund has one class of shares.

              15. Records. The books and records pertaining to the Fund which are in the possession of U.S. Trust shall be the property of the Fund. Such books and records shall be prepared and maintained as required by the 1940 Act; other applicable federal and state securities laws and rules and regulations; and, any state or federal regulatory body having appropriate jurisdiction. The Fund, or the Fund's authorized representatives, shall have access to such books and records at all times during U.S. Trust's normal business hours, and such books and records shall be surrendered to the Fund promptly upon request. Upon reasonable request of the Fund, copies of any such books and records shall be provided by U.S. Trust to the Fund or the Fund's authorized representative at the Fund's expense.

              16. Cooperation with Accountants. U.S. Trust shall cooperate with the Fund's independent certified public accountants and shall take all reasonable action in the performance of its obligations under this Agreement to assure that the necessary information is made available to such accountants for the expression of their unqualified opinion, including but not limited to the opinion included in the Fund's semiannual report on Form N-SAR.

              17. Confidentiality. U.S. Trust agrees on behalf of itself and its employees to treat confidentially and as the proprietary information of the Fund all records and other information relative to the Fund and its prior, present or potential Shareholders and relative to the investment advisers and its prior, present or potential customers, and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where U.S. Trust may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund. Nothing contained herein, however, shall prohibit U.S. Trust from advertising or soliciting the public generally with respect to other products or services, regardless of whether such advertisement or solicitation may include prior, present or potential Shareholders of the Fund.

             18. Equipment Failures. In the event of equipment failures beyond U.S. Trust's control, U.S. Trust shall, at no additional expense to the Fund, take reasonable steps to minimize service interruptions but shall not have liability with respect thereto. U.S. Trust shall enter into and shall maintain in effect with appropriate parties one or more agreements making reasonable provision for back up emergency use of electronic data processing equipment to the extent appropriate equipment is available.

19. Right to Receive Advice.

              (a) Advice of Fund. If U.S. Trust shall be in doubt as to any action to be taken or omitted by it, it may request, and shall receive, from the Fund clarification or advice.

              (b) Advice of Counsel. If U.S. Trust shall be in doubt as to any question of law involved in any action to be taken or omitted by U.S. Trust, it may request advice at its own cost from counsel of its own choosing (who may be counsel for the Fund or U.S. Trust, at the option of U.S. Trust).

              (c) Conflicting Advice. In case of conflict between directions or advice received by U.S. Trust pursuant to subparagraph (a) of this paragraph and advice received by U.S. Trust pursuant to subparagraph (b) of this paragraph, U.S. Trust shall be entitled to rely on and follow the advice received pursuant to the latter provision alone.

              (d) Protection of U.S. Trust. U.S. Trust shall be protected in any action or inaction which it takes or omits to take in reliance on any directions or advice received pursuant to subparagraph (a) of this section which U.S. Trust, after receipt of any such directions or advice, in good faith believes to be consistent with such directions or advice. However, nothing in this paragraph shall be construed as imposing upon U.S. Trust any obligation (i) to seek such directions or advice, or (ii) to act in accordance with such directions or advice when received, unless, under the terms or another provision of this Agreement, the same is a condition to U.S. Trust's properly taking or omitting to take such action. Nothing in this subparagraph shall excuse U.S. Trust when an action or omission on the part of U.S. Trust constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by U.S. Trust of its duties under this Agreement.

             20. Compliance with Governmental Rules and Regulations. The Fund assumes full responsibility for insuring that the contents of each Prospectus of the Fund complies with all applicable requirements of the 1933 Act, the 1940 Act, and any laws, rules and regulations of governmental authorities having jurisdiction.

              21. Compensation. As compensation for the services described within this Agreement and rendered by U.S. Trust during the term of this Agreement, the Fund will pay to U.S. Trust, in addition to reimbursement of its out-of-pocket expenses, monthly fees as outlined in Attachment A.

              22. Indemnification. The Fund, as sole owner of the Property, agrees to indemnify and hold harmless U.S. Trust and its nominees from all taxes, charges, expenses, assessments, claims, and liabilities (including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934 as amended, the 1940 Act, and any state and foreign securities and blue sky laws, all as or to be amended from time to time) and expenses, including (without limitation) attorney's fees and disbursements, arising directly or indirectly (a) from the fact that securities included in the Property are registered in the name of any such nominee or (b) without limiting the generality of the foregoing clause (a) from any action or thing which U.S. Trust takes or does or omits to take or do (i) at the request or on the direction of or in reliance on the advice of the Fund given in accordance with the terms of this Agreement, or (ii) upon Written Instructions; provided, that neither U.S. Trust nor any of its nominees or subcustodian shall be indemnified against any liability to the Fund or to its Shareholders (or any expenses incident to such liability) arising out of (x) U.S. Trust's or such nominee's or subcustodian's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under this Agreement or any agreement between U.S. Trust and any nominee or subcustodian or (y) U.S. Trust's own or its subcustodian's negligent failure to perform its duties under this Agreement. In the event of any advance of cash for any purpose made by U.S. Trust resulting from orders or Written Instructions of the Fund, or in the event that U.S. Trust or its nominee or subcustodian shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Agreement, except such as may arise from its or its nominee's or subcustodian's own negligent action, negligent failure to act, willful misconduct, or reckless disregard of its duties under this Agreement or any agreement between U.S. Trust and any nominee or subcustodian, the Fund shall promptly reimburse U.S. Trust for such advance of cash or such taxes, charges, expenses, assessments, claims or liabilities.

             U.S. Trust will indemnify the Fund for loss of Property in its care, provided such loss is due to the gross negligence or dishonesty of U.S. Trust's officers or employees, or to burglary, robbery, holdup, theft, extortion, mysterious disappearance or loss due to damage or destruction. In the event of such loss, U.S. Trust agrees that it shall promptly replace such Property or the value of same (by, among other means, posting appropriate bond with the issuer to obtain reissue of such Property), together with the value of any loss of rights or privileges resulting from such loss. U.S. Trust shall make available to the Fund for inspection any such Property or value amounts so replaced.

             23. Responsibility of U.S. Trust. U.S. Trust shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by U.S. Trust in writing. In the performance of its duties hereunder, U.S. Trust shall be obligated to exercise care and diligence and to act in good faith and to use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement. U.S. Trust shall be responsible for its own negligent failure or that of any subcustodian it shall appoint to perform its duties under this Agreement but to the extent that duties, obligations and responsibilities are not expressly set forth in this Agreement, U.S. Trust shall not be liable for any act or omission which does not constitute willful misfeasance, bad faith, or gross negligence on the part of U.S. Trust or reckless disregard of such duties, obligations and responsibilities. Without limiting the generality of the foregoing or of any other provision of this Agreement, U.S. Trust in connection with its duties under this Agreement shall not be under any duty or obligation to inquire into and shall not be liable for or in respect of (a) the validity or invalidity or authority or lack thereof of any advice, direction, notice or other instrument which conforms to the applicable requirements of this Agreement, if any, and which U.S. Trust believes to be genuine, (b) the validity of the issue of any securities purchased or sold by the Fund, the legality of the purchase or sale thereof or the propriety of the amount paid or received therefor, (c) the legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor, (d) the legality of the redemption of any Shares, or the propriety of the amount to be paid therefor, (e) the legality of the declaration or payment of any dividend or distribution on Shares, or (f) delays or errors or loss of data occurring by reason of circumstances beyond U.S. Trust's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown (except as provided in Paragraph 18), flood or catastrophe, acts of God, insurrection, war, riots, or failure of the mail, transportation systems, communication systems or power supply.

             24. Collection. All collections of monies or other property in respect, or which are to become part, of the Property (but not the safekeeping thereof upon receipt by U.S. Trust) shall be at the sole risk of the Fund. In any case in which U.S. Trust does not receive any payment due the Fund within a reasonable time after U.S. Trust has made proper demands for the same, it shall so notify the Fund in writing, including copies of all demand letters, any written responses thereto, and memoranda of all oral responses thereto, and to telephonic demands, and await instructions from the Fund. U.S. Trust shall not be obliged to take legal action for collection unless and until reasonably indemnified to its satisfaction. U.S. Trust shall also notify the Fund as soon as reasonably practicable whenever income due on securities is not collected in due course.

             25. Duration and Termination. This Agreement shall be effective as of the date hereof and shall continue until termination by the Fund or by U.S. Trust on 90 day's written notice. Upon any termination of this Agreement, pending appointment of a successor to U.S. Trust or a vote of the Shareholders of the Fund to dissolve or to function without a custodian of its cash, securities or other property, U.S. Trust shall not deliver cash, securities or other property of the Fund to the Fund, but may deliver them to a bank or trust company of its own selection, having aggregate capital, surplus and undivided profits, as shown by its last published report of not less than twenty million dollars ($20,000,000) as a successor custodian for the Fund to be held under terms similar to those of this Agreement, provided, however, that U.S. Trust shall not be required to make any such delivery or payment until full payment shall have been made by the Fund of all liabilities constituting a charge on or against the properties then held by U.S. Trust or on or against U.S. Trust and until full payment shall have been made to U.S. Trust of all of its fees, compensation, costs and expenses, subject to the provisions of Paragraph 21 of this Agreement.

              26. Notices. All notices and other communications (collectively referred to as "Notice" or "Notices" in this paragraph) hereunder shall be in writing or by confirming telegram, cable, telex, or facsimile sending device. Notices shall be addressed (a) if to U.S. Trust, at U.S. Trust's address, 114 W. 47th Street, New York, New York, 10036; (b) if to the. Fund, at the address of the Fund; or (c) if to neither of the foregoing, at such other address as shall have been notified to the sender of any such Notice or other communication. If the location of the sender of a Notice and the address of the addressee thereof are, at the time of sending, more than 100 miles apart, the Notice may be sent by first-class mail, in which case it shall be deemed to have been given three days after it is sent, or if sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately, and, if the location of the sender of a Notice and the address of the addressee thereof are, at the time of sending, not more than 100 miles apart, the Notice may be sent by first-class mail, in which case it shall be deemed to have been given two days after it is sent, of if sent by messenger, it shall be deemed to have been given on the day it is delivered, or if sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately. All postage, cable, telegram, telex and facsimile sending device charges arising from the sending of a Notice hereunder shall be paid by the sender.

              27. Insurance. U.S. Trust shall at all times carry insurance with insurers acceptable to the Fund and in amounts sufficient to cover losses, errors, omissions, or fraud for which U.S. Trust in this custody agreement has agreed to indemnify the Fund. From time to time the types and amounts of these policies will be reviewed with the Fund by U.S. Trust.

              28. Further Actions. Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

              29. Amendments. This Agreement or any part hereof may be changed or waived only by an instrument in writing signed by the party against which enforcement of such change or waiver is sought.

              30. Miscellaneous. This Agreement embodies the entire Agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to the parties hereto. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement shall be deemed to be a contract made in New York and governed by New York law. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                                 ULTRA SERIES FUND

Attest:  Judith Hunter                       By:     /s/ Michael S. Daubs
                                             Name:  Michael S. Daubs
                                             Title:           President


                                            UNITED STATES TRUST COMPANY
                                                     OF NEW YORK


 Attest:  Thomas V. D'Bullan                 By:     /s/  Anne J. Marino
                                             Name:  Anne J. Marino
                                             Title:           Vice President

ATTACHMENT A

Fees

For the services described in the Agreement, the Fund shall pay a custody safekeeping fee and custody transaction fees as follows:

         Domestic Custody Safekeeping Fees

         .03% (3 basis points) on the first $50 million in assets per Fund, plus .02% (2 basis points) on the second $50 million in assets per fund, plus
         .01% (1 basis  point) on assets in excess of $100  million in eachFund.

         There is no minimum fee for a Fund.

         Domestic Custody Transaction Fees

         $15.00 per DTC, PTC or Fed Book Entry  transaction
         $25.00 per physical transaction
         $35.00 per future or option wire $8.00 per  outgoing  wire transfer

All out-of-pocket expenses related to the provision of services under the terms of this Agreement will be billed to the Fund monthly.

ATTACHMENT  B

Portfolios of the Ultra Series Fund

         Money Market Series
         Common Stock Series
         Bond Series
         Balanced Series
         Treasury 2000 Series

                                 CASH DATA ENTRY
                              FUNDS TRANSFER SYSTEM
                                SERVICE AGREEMENT
                                   (AGREEMENT)

Pursuant to and in furtherance of a Custody Agreement (the "Custody Agreement") between U.S. Trust Company of New York ("U.S. Trust") and the undersigned ("the Customer"), the Customer has requested that U.S. Trust provide it with a system through which the Customer may, pursuant to the procedures set forth herein in Paragraph Second, by automated instructions to U.S. Trust have funds transferred from the Customer's Accounts (the "Account(s)") at U.S. Trust to other Accounts of the Customer or to accounts of third parties, either with U.S. Trust or with other members of the Federal Reserve System. U.S. Trust makes available to its customers, at their option, such a system which is called the Cash Data Entry System ("CDE").

The Customer hereby requests that U.S. Trust provide it with the CDE Service.

U.S. Trust and Customer therefore agree:

FIRST:    Transfer of Funds

U.S. Trust is authorized and agrees to:

A) Process and transmit requests for the transfer of funds from the Customer's Account(s) with U.S. Trust to other Account(s) of the Customer or to its own accounts or the accounts of third parties with other members of the Federal Reserve Bank System (the "Transfer Request
         (s)") issued by two separate representatives of customer expressly authorized by Customer to utilize the CDE system (the "Authorized Representatives"). Transfer requests shall be issued in accordance with the Cash Data Entry System Service Procedures as set forth herein in Paragraph Second;

B)       Effect the appropriate  debits to Customer's  account(s) and credits to
         1) other Account(s) of the Customer with U.S. Trust, or; 2) to the appropriate Federal Reserve Member Bank, as specified in the applicable CDE Transfer Requests.

SECOND: CDE Authorization Procedures

A)       Transfers Between Customer's Accounts with U.S. Trust

U.S. Trust will assign to each Authorized Representative so designated by Customer a system User Identification Number ("User ID.) enabling the Authorized Representative to initiate Transfer Requests to move funds between the Customer's Accounts maintained at U.S. Trust. A list of such Authorized Representatives and their signatures in a format acceptable to U.S. Trust, shall be provided to U.S. Trust by the Customer.

Each   Transfer   Request  so   initiated   shall   require  the   approval  and
co-authorization, via the CDE system, of a second Authorized Representative of the Customer before it may be processed by U.S.

Trust. All Authorized Representatives designated by Customer shall be empowered to effect such approval and co-authorization, provided, however, that the individual initiating a Transfer Request shall not be empowered to co-authorize that particular Transfer Request. U.S. Trust shall incur no liability for Customer's failure to input or co-sign any CDE authorization. The CDE function allowing for transfer of funds between Accounts of the Customer with U.S. Trust shall normally be available for the Customer's use between the hours of 8:30 a.m. to 7:00 p.m. New York City time on banking business days. U.S. Trust may extend such hours in its sole discretion, but shall not be obligated to do so.

B) Transfers to Other Federal Reserve Bank Members

U.S. Trust will assign to the User ID of each Authorized Representative so designated by the Customer the capability to initiate Federal Wire Transfer Authorizations (requests for funds transfer to other members of the Federal Reserve Bank System).

For approval, co-authorization and release of requests so initiated, Customer shall designate dollar limits to be assigned by U.S. Trust to each Authorized Representative's User ID in accordance with the following parameters:

                           1)  Less than 100,000.00 $ U.S.;
                           2)  Up to 5,000,000.00 $ U.S.;
                           3)  Up to 50,000,000.00 $ U.S.;
                           4)  Over 50,000,000.00 $ U.S..

A list of Authorized Representatives and their signatures who shall be empowered to initiate and co-authorize Transfer Requests to other members of the Federal Reserve Bank System, together with co-authorization dollar limits to be assigned to those Authorized Representatives, shall be provided to U.S. Trust by the Customer. The list shall be in a format acceptable to U.S. Trust. The CDE function allowing for transfer of funds to other members of the Federal Reserve Bank System shall normally be available for the Customer's use between the hours of 9:00 a.m. to 5:00 p.m. New York City time on banking business days. U.S. Trust may extend such hours in its sole discretion, but shall not be so obligated.

C) New York Uniform Commercial Code (Article 4A)

The New York Uniform Commercial Code ("Article 4A"-Funds Transfers) effective January 1, 1991, provides a comprehensive body of law defining rights and obligations arising from funds transfer. Article 4A requires that U.S. Trust and the Customer agree to commercially reasonable security procedures for verifying the authenticity of payment orders to transfer funds. All Transfer Requests issued by Customer are subject to verification by U.S. Trust pursuant to security procedures as mutually agreed and described in this Agreement and in Exhibit A hereto.

THIRD: Authorized Representatives

Customer shall provide to U.S. Trust a certified copy of resolutions duly adopted by it, its Board of Directors or other duly constituted authority authorizing the execution of this agreement. U.S. Trust shall be absolutely entitled to rely on any Transfer Request, order, instruction or other communication which it believes to have been signed or transmitted by any two Authorized Representatives of Customer. Any such request shall be deemed for the purposes of this agreement to have been duly authorized by Customer. Unless and until the Customer has delivered to U.S. Trust written notification revoking the authority of any Authorized Representative to give CDE instructions, and U.S. Trust has had a reasonable time to comply (which shall be at least one banking business day) with the written revocation of authority, U.S. Trust is authorized and shall incur no liability in continuing to accept and rely upon instructions of such Authorized Representatives. Upon receipt of written instruction of the Customer in a format acceptable to U.S. Trust, User ID's for additional authorized representatives shall be issued to the Customer by U.S. Trust.

FOURTH: Transfer Limits

The Customer understands that U.S. Trust will not be obligated to release for transfer. to any other member of the Federal Reserve Bank System amounts in excess of collected funds in the account to be debited (the "Collected Balance"). However, in its sole and absolute discretion, U.S. Trust is entitled to and may regularly allow the Customer to remit funds in excess of any Collected Balance in anticipation of receiving counter value in the day-to-day management of Customer's Account(s) or from other sources. U.S. Trust may process such requests in anticipation of receiving for the Customer's Account(s) proceeds from maturing securities, proceeds from sale of securities, or for any other reason. U.S. Trust may notify the Customer that it has elected to process Transfer Requests in excess of the Customer's Collected Balance, but shall not under any circumstances be obligated to do so. The Customer agrees that U.S. Trust shall be fully protected in acting upon any Transfer Request authorized by the Customer, including Transfer Requests which exceed its Collected Balance. Such remittances in excess of the Collected Balance in the Customer's Account(s) are not intended to constitute a loan by U.S. Trust to the Customers. Customer shall remain solely responsible for management of its cash flows.

In the event Customer fails to receive an expected payment, mismanages its cash, or for any other reason not due to U.S. Trust's negligence becomes short of funds, thus causing any of Customer's Accounts to close in an overdraft position, such overdraft shall be deemed a loan by U.S. Trust and shall bear interest on the amount of the loan plus U.S. Trust's required reserves at the daily average Federal Funds rate as reported by the Federal Reserve Bank of New York. Customer hereby grants U.S. Trust a security interest and continuing lien on any and all securities and other property held by U S. Trust on Customer's behalf (hereinafter called the "Property"), to secure such loans. In the event Customer fails to repay in good and collected funds on demand by U.S. Trust any such Loan, it is agreed that U.S. Trust is authorized to sell Property sufficient to pay in full principal and interest on such loan.

FIFTH: Revocation

Customer shall have absolutely no right to reverse, adjust, revoke, amend or in any way change a Transfer Request after it is transmitted and fully authorized by the Customer via CDE.

SIXTH: Notice of Discrepancies

U.S. Trust will retain all instruction for sending wire transfers via the Cash Data Entry system for a minimum period of eighteen months. Customer agrees to report any discrepancies between its records of such transactions and the records of U.S. Trust promptly in writing. Failure to notify the U.S. Trust of any discrepancies promptly will relieve U.S. Trust of any liability whatsoever.

SEVENTH: Indemnification

Customer agrees that U.S. Trust shall be conclusively deemed to have discharged its duties under this Agreement and to have acted in good faith and to have exercised ordinary care in connection herewith if U.S. Trust has followed the procedures set forth in this Agreement.

U.S. Trust shall not be liable for any act or failure to act on the part of any other person, or for loss or damage resulting from the failure to transmit any Transfer Request or from any error or delay in the transmission of any Transfer Request caused by 1) the unavailability, interruption of or malfunction of communication facilities; 2) war or emergency conditions; or 3) other circumstances beyond the control of U.S. Trust.

The Customer agrees that test arrangements, authentication methods or other security devices to be used with respect to instructions which the Customer may give via the CDE Funds Transfer System shall be utilized in accordance with terms and conditions for the use of such arrangements, methods or devices as U.S. Trust may put into effect and modify from time to time. The Customer shall safeguard any test keys, identification codes, User ID's, or other security devices which U.S. Trust makes available to the Customer and agrees that the Customer shall be responsible for any loss, liability or damage incurred by U.S. Trust or by the Customer as a result of U.S. Trust's acting in accordance with instructions from any unauthorized person using the proper security device, provided that such person did not obtain such security device solely as a result of U.S. Trust's negligence or willful misconduct.

In the event that CDE is inoperable, the Customer agrees to notify U.S. Trust immediately, and U.S. Trust agrees that it will accept the communication of Transfer Requests by telephone, facsimile transmission or by letter, at no additional charge to the Customer.

Customer will indemnify and hold harmless U.S. Trust against any and all claims, demands, losses, liabilities, or damages including reasonable attorney's fees and other expenses, howsoever resulting from or in connection with this Agreement or the performance of its duties hereunder. However, nothing contained herein shall require that U.S. Trust be indemnified for negligence or willful misconduct. The Customer further agrees that no legal action shall be instituted against U.S. Trust after one year of the event which provides a basis for such claim. The services provided by U.S. Trust under this Agreement shall not include any recommendation or any guaranty, representation or warranty whatsoever.

EIGHTH: Change in Transfer Procedures

Customer agrees that U.S. Trust may change the CDE transfer procedures set forth in this Agreement upon written notice to Customer.

NINTH: Customer Information

Customer agrees to supply to U.S. Trust, in addition to its list of Authorized Representatives and their authorized dollar limits, any other information that U.S. Trust may request regarding Transfer Requests.

TENTH: Notice

Any notice required or permitted to be given to U.S. Trust or the customer under this Agreement, except as otherwise specifically provided herein, shall be in writing, and shall be delivered return receipt requested to the addresses noted on the signature page of this agreement. Any change in the address to which or the person to whom notice is to be directed will be effective only after the receiving party actually receives such notification of such change.

ELEVENTH: Termination

Either party may terminate this Agreement upon ten (10) days' prior written notice to the other party.

TWELFTH: Entire Agreement

The Customer represents that this Agreement has been duly authorized, executed and delivered on behalf of the Customer and constitutes the legal, valid and binding obligation of the Customer. U.S. Trust represents that this Agreement has been duly authorized and executed and constitutes the legal, valid and binding obligation of U.S. Trust. This Agreement constitutes the entire agreement of the parties with respect to the matters referred to herein and supersedes all prior agreements or understandings.

This Agreement shall be construed and interpreted according to the laws of the State of New York. This Agreement may be amended only by an instrument in writing duly executed by both parties hereto.

Dated:   June 24, 1993


                                                     UNITED STATE TRUST COMPANY
                                                     OF NEW YORK

Ultra Series Fund                                    /s/  Lauren M. Dustin
By    /s/  Michael S. Daubs                          By:  Lauren M. Dustin
      Michael S. Daubs
Title  President                                     Title  Vice President
Address  2000 Heritage Way                           Address 770 Broadway
         Waverly, IA  50677                                  13th Floor
                                                             New York, NY  10003

                                    EXHIBIT A

                           Attached to Cash Data Entry
                     Funds Transfer System Service Agreement

The security procedures at U.S. Trust provide the following controls:

System Security Controls
Access controls are established at the operating system level and are extended throughout the application systems. The controls consist of the use of authorized user codes, passwords and specific access restrictions.

Application Program Controls
All application systems perform edit and verification checks on account and bank codes. In addition, checks are performed at the account level to verify that sufficient funds or controls exist to perform the transaction.

Administrative Controls
Administration and internal controls to prevent unauthorized access to systems and applications software are in place. These provide for the segregation of duties and functions as applied to system and application software and hardware maintenance.

Physical Controls
Data Center administrative and operational procedures are established to assure protection of physical assets and continued operations.

Contingency Procedures
Contingency Procedures are maintained and tested to ensure a timely restoration of business functions following a disaster. Manual and telephone controls will be initiated in severe situations .

Transmission and Authentication Techniques
The transmission of the direct input of funds transfer transactions by customers is protected by the implementation of data encryption methodologies. The methods chosen are based on the equipment type and application. In all cases, the transmission encryption method ensures that the data records received by U.S. Trust Company are those that were transmitted by the customer. For interactive dial up communications, the customer is required to perform an additional level of user authentication prior to entry into the host computer.

                                 Dated: 1/18/91

                                   EXHIBIT 10
Blazzard, Grodd & Hasenauer, P.C.
               943 POST ROAD EAST - WESTPORT, CONNECTICUT 06880 - (203) 226-7866

ATTORNEYS AT LAW

NORSE N. BLAZZARD
LESLIE E. GRODD
JUDITH A. HASENAUER
WILLIAM E. HASENAUER
RAYMOND A. O'HARA III
MICHAEL P. FOLEY, JR.

                                                                  April 25, 1985
Board of Trustees
Ultra Series Fund
Heritage Way
Waverly, Iowa  50677                                            CN-755

         Re:  Opinion of Counsel - Ultra Series Trust

Gentlemen:

         You have requested our Opinion of Counsel in connection with the filing with the Securities and Exchange Commission of Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A with respect to Ultra Series Fund.

         We have made such examination of the law and have examined such records and documents as in our judgment are necessary or appropriate to enable us to render the opinions expressed below.

         We are of the following opinions:

         1.       Ultra   Series  Fund   ("Fund")   is  a  valid  and   existing
                  unincorporated voluntary association, commonly known as a business trust.

         2. The Fund is a business trust created and validly existing pursuant to the Massachusetts Laws.

         3. All of the prescribed Fund procedures for the issuance of the shares have been followed, and, when such shares are issued in accordance with the Prospectus contained in the Registration Statement for such shares, all state requirements relating to such Fund shares will have been complied with.

         4. Upon the acceptance of purchase payments made by purchasers in accordance with the Prospectus contained in the Registration Statement and upon compliance with applicable law, such purchasers will have legally-issued, fully paid, non-assessable shares of the Fund.

         You may use this opinion letter, or a copy thereof, as an exhibit to your Notice pursuant to Rule 24f-2.

         We consent to the reference to our Firm under the caption "Description of the Fund - Legal Counsel" contained in the Prospectus which forms a part of the Registration Statement.

                                   Sincerely,

                                   BLAZZARD, GRODD & HASENAUER, P.C.

                                   By:  /s/ Judith A. Hasenauer
                                       Judith A. Hasenauer

                                   EXHIBIT 13
                              TERMINATION AGREEMENT

  THIS AGREEMENT is made and entered into as of the 31st day of December, 1993 (the "Effective Date"), by and between Century Variable Account ("CVA") and Ultra Series Fund ("USF").

The parties acknowledge that this Agreement is based on the following:

         A. USF and CVA (previously known as LML Ultra Variable Account) entered into an Agreement Governing Contribution dated September 30, 1983, pursuant to which CVA agreed to make certain contributions to USF (the "Agreement").

         B. The Agreement is no longer required under applicable laws and the parties desire to terminate the Agreement.

         NOW, THEREFORE, for good and valuable consideration, including the mutual covenants contained in this Termination Agreement, the receipt and sufficiency of which are hereby acknowledged, the parties, intending to be legally bound, agree as follows:

         1. The Agreement is terminated effective as of the Effective Date and all rights and obligations of the parties under the Agreement terminated as of that date.

         2. Any amounts that CVA contributed to USF pursuant to the Agreement and which are held by USF after the Effective Date shall be treated as an investment by CVA in USF with the same rights and restrictions that apply to other seed money investments by insurance company sponsors of registered investment companies.

         IN WITNESS WHEREOF, the parties have caused this Agreement to be executed as of the day and year first written above.

                                Ultra Series Fund

                                By:  /s/  Michael S. Daubs
                                Michael S. Daubs
                                President

                               Century Variable Account
                           By: Century Life of America

                               By:  /s/  Kevin T. Lentz
                               Kevin T. Lentz
                               Chief Operating Officer

                        AGREEMENT GOVERNING CONTRIBUTION
                                       TO
                                ULTRA SERIES FUND
                                       BY
                           LML ULTRA VARIABLE ACCOUNT

THIS AGREEMENT is made by and between ULTRA SERIES FUND ("Trust"), a Massachusetts business trust, and LML ULTRA VARIABLE ACCOUNT (the "Variable Account"), a separate account of Lutheran Mutual Life Insurance Company duly organized under the laws of the State of Iowa.

WHEREAS, Lutheran Mutual Life Insurance Company has established the Variable Account and proposes to contribute to it the sum of $100,000; and

WHEREAS, the Variable Account proposes to contribute $100,000 ("Contribution ") to the Trust in the manner hereinafter described; and

WHEREAS, it is necessary and desirable that the terms under which said Contribution is made and the respective rights of the Variable Account and the Trust with respect thereto be determined; and

NOW, THEREFORE, it is hereby agreed between the Variable Account and the Trust as follows:

                                       I.

This Variable Account hereby commits itself to contribute to the Trust the sum of $100,000 prior to the effective date of the Registration Statement to be filed by the Trust. The Variable Account hereby represents and agrees that it is making such Contribution for investment purposes and not with a view to redeeming or disposing of any interest in the Trust resulting from such Contribution.

                                       II.

In consideration for such Contribution and without deduction of any sales charges, the Trust shall credit the Variable Account with accumulation units of which the Variable Account shall be the owner. Such accumulation units shall share pro rata in the investment performance of the Trust and shall be subject to the same valuation procedures and the same periodic charges as are other accumulation units and annuity units in the Trust. The Variable Account shall have and may exercise voting rights on the same basis as owners of variable annuity contracts issued or to be issued with respect to the Trust.

                                      III.

The Variable Account hereby acknowledges that by making such Contribution it is not and shall not be regarded as a creditor of the Trust and that the relationship of debtor-creditor between the Trust and the Variable Account does not exist with respect to the amount so contributed. The Variable Account agrees that by making such Contribution it is not now and shall not in the future be, or be deemed to be, the holder of any interest other than as provided in paragraph 2 of this Agreement. The Variable Account agrees that its interest in the trust as a result of such Contribution shall be neither senior to or subordinate to the interests of owners of variable annuity contracts issued with respect to the Trust and that, in the event of liquidation of the Trust or the Variable Account, however occurring, the Variable Account shall have no preferential rights of any kind over such contract owner's but shall share ratably with them.

                                       IV.

All commitments of the Variable Account hereunder shall be forever binding upon its successor or successors.

                                       V.

The Trust hereby accepts such Contribution subject to the terms of the Agreement.

Executed this 30th day of September, 1983.

                                 LML ULTRA VARIABLE ACCOUNT

                                 By:  LUTHERAN MUTUAL LIFE INSURANCE COMPANY

                                 By:  /s/  Donald Heltner
                                        Title:  Vice President

ATTEST:  /s/ Arthur J. Hessburg

                                 ULTRA SERIES FUND

                                 By:  /s/  Michael S. Daubs

ATTEST:  /s/ Arthur J. Hessburg

                              TERMINATION AGREEMENT

  THIS AGREEMENT is made and entered into as of the 31st day of December, 1993 (the "Effective Date"), by and between Century Variable Account ("CVA") and Ultra Series Fund ("USF").

The parties acknowledge that this Agreement is based on the following:

         A. The parties entered into an Agreement Governing Contribution dated May 31, 1988, pursuant to which CVA agreed to make certain contributions to USF (the "Agreement").

         B. The Agreement is no longer required under applicable laws and the parties desire to terminate the Agreement.

         NOW, THEREFORE, for good and valuable consideration, including the mutual covenants contained in this Termination Agreement, the receipt and sufficiency of which are hereby acknowledged, the parties, intending to be legally bound, agree as follows:

         1. The Agreement is terminated effective as of the Effective Date and all rights and obligations of the parties under the Agreement terminated as of that date.

         2. Any amounts that CVA contributed to USF pursuant to the Agreement and which are held by USF after the Effective Date shall be treated as an investment by CVA in USF with the same rights and restrictions that apply to other seed money investments by insurance company sponsors of registered investment companies.

         IN WITNESS WHEREOF, the parties have caused this Agreement to be executed as of the day and year first written above.

                                Ultra Series Fund

                                By:  /s/  Michael S. Daubs
                                          Michael S. Daubs
                                President

                               Century Variable Account
                           By: Century Life of America

                               By:  /s/  Kevin T. Lentz
                                         Kevin T. Lentz
                               Chief Operating Officer

                        AGREEMENT GOVERNING CONTRIBUTION
                                       TO
                                ULTRA SERIES FUND
                                       BY
                            CENTURY VARIABLE ACCOUNT

THIS AGREEMENT is made by and between ULTRA SERIES FUND ("Fund"), a Massachusetts business trust, and CENTURY VARIABLE ACCOUNT (the "Variable Account"), a separate account of Century Life of America duly organized under the laws of the State of Iowa.

WHEREAS, Century Life of America has established the Variable Account and proposes to contribute an additional sum of $100,000 to such Variable Account; and

WHEREAS, the Variable Account proposes to contribute an additional $100,000 ("Contribution ") to the Fund in the manner hereinafter described; and

WHEREAS, it is necessary and desirable that the terms under which said Contribution is made and the respective rights of the Variable Account and the Fund with respect thereto be determined; and

NOW, THEREFORE, it is hereby agreed between the Variable Account and the Fund as follows:

                                       I.

This Variable Account hereby commits itself to contribute to the Fund the additional sum of $100,000 and such other amounts from time to time as the Variable Account deems appropriate for the proper operation of the Fund. The Variable Account hereby represents and agrees that it is making such
Contribution for investment purposes and not with a view to redeeming or disposing of any interest in the Fund resulting from such Contribution.

                                       II.

In consideration for such Contribution and without deduction of any sales charges, the Fund shall credit the Variable Account with accumulation units of which the Variable Account shall be the owner. Such accumulation units shall share pro rata in the investment performance of the Fund and shall be subject to the same valuation procedures and the same periodic charges as are other accumulation units and annuity units in the Fund. The Variable Account shall have and may exercise voting rights on the same basis as owners of variable annuity contracts issued or to be issued with respect to the Fund.

                                      III.

The Variable Account hereby acknowledges that by making such Contribution it is not and shall not be regarded as a creditor of the Fund and that the relationship of debtor-creditor between the Fund and the Variable Account does not exist with respect to the amount so contributed. The Variable Account agrees that by making such Contribution it is not now and shall not in the future be, or be deemed to be, the holder of any interest other than as provided in paragraph 2 of this Agreement. The Variable Account agrees that its interest in the Fund as a result of such Contribution shall be neither senior to or subordinate to the interests of owners of variable annuity contracts issued with respect to the Fund and that, in the event of liquidation of the Fund or the Variable Account, however occurring, the Variable Account shall have no preferential rights of any kind over such contract owner's but shall share ratably with them.

                                       IV.

All commitments of the Variable Account hereunder shall be forever binding upon its successor or successors.

                                       V.

The Fund hereby accepts such Contribution subject to the terms of the Agreement.

Executed this 31st day of May, 1988.

                                            CENTURY VARIABLE ACCOUNT

                                            By:  CENTURY LIFE OF AMERICA

                                            By:  /s/  I. R. Burling
                                            Title: I.R. Burling, President
                                                   and Chief Executive Officer

ATTEST:  /s/ Arthur J. Hessburg
             Secretary
                                            ULTRA SERIES FUND

                                            By:  /s/  Michael S. Daubs
                                            Title:  Michael S. Daubs, President
ATTEST:  /s/ Richard A. Hegwood
              Secretary - Treasurer

                              TERMINATION AGREEMENT

THIS TERMINATION AGREEMENT is made and entered into as of the 16th day of January, 1997, by and between CUNA Mutual Life Insurance Company (formerly known as Century Life of America) and the Ultra Series Fund.

                                    RECITALS

The parties acknowledge that this Agreement is based on the following:

         A. The parties entered into an Expense Reimbursement Agreement dated December 31, 1986, (the "Expense Reimbursement Agreement") to formalize the understanding between CUNA Mutual Life Insurance Company and the Ultra Series Fund with respect to the manner in which expenses incurred on behalf of the Ultra Series Fund were to be handled.

         B. CUNA Mutual Life Insurance Company has determined to discontinue the Expense Reimbursement Agreement.

         NOW, THEREFORE, for good and valuable consideration, including the mutual covenants contained in this Termination Agreement, the receipt and sufficiency of which are hereby acknowledged, the parties, intending to be legally bound, agree as follows:

         The Expense Reimbursement Agreement is hereby terminated effective as of April 30, 1997 and all rights and obligations of the parties under the Agreement are terminated as of that date.

         IN  WITNESS  WHEREOF,   the  parties  have  executed  this  Termination
Agreement on the day first above written.

                       CUNA Mutual Life Insurance Company

                             By:      /s/  Michael B. Kitchen
                                   Michael B. Kitchen, President and
                                   Chief Executive Officer          MD


                             By:      /s/  Kevin T. Lentz
                                    Kevin T. Lentz
                                    Chief Operating Officer


                              Ultra Series Fund

                              By:      /s/  Michael S. Daubs
                                     Michael S. Daubs
                                     President

                     EXPENSE REIMBURSEMENT AGREEMENT BETWEEN
                             CENTURY LIFE OF AMERICA
                                       AND
                                ULTRA SERIES FUND

AGREEMENT BY AND BETWEEN CENTURY LIFE OF AMERICA (the "Company"), an Iowa corporation, organized and doing business as a mutual life insurance company and ULTRA SERIES FUND (the "Fund"), a Massachusetts business trust, registered and doing business under the Investment Company Act of 1940.

WHEREAS, the Company is authorized in a number of states to issue variable life insurance contracts funded either principally or in part by separate accounts which hold the underlying investments for such contracts separate and apart from the Company's general account assets, and

WHEREAS, the Fund was organized by the Company for the purpose of providing suitable investments for its separate accounts which fund its group and individual life and annuity contracts, and

WHEREAS, within the context of the continuing business relationship between them, both the Company and the Fund deem it to be in their best interest and in the best interests of their respective constituencies to control, in the manner hereinafter provided, the amount of expense incurred on behalf of and chargeable to the Fund.

NOW THEREFORE, IN CONSIDERATION OF their mutual promises, and for other good and valuable consideration, the parties agree as follows:

         1. Purpose. The purpose of this Agreement is to formalize the understanding between the Company and the Fund with respect to the manner in which expenses incurred on behalf of the Fund are to be handled generally, to establish a specific limitation with respect to the amount of expense chargeable to the Fund, and to formalize the Company's commitment to absorb all business expenses incurred by the Fund and coming within the scope of agreement which exceed maximum amounts determined by application of the "Allowable Expense Factor" as provided herein.

         2. Expenses Incurred by the Fund. The expenses of the Fund to come within the scope of this Agreement shall include all or substantially all business expenses incurred by the Money Market Series, Common Stock Series, Bond Series, and Balanced Series of the Fund in the course of business, except that unless the parties expressly agree to the contrary in writing, interest, taxes, or brokerage commissions payable by the Fund, or expenses as a result of litigation by or against the Fund, or indemnification payable by the Fund to its officers, directors or investment advisor in accordance with its
                  Declaration of Trust, Bylaws, and any applicable state and federal law as a result of litigation or claims against them, shall be deemed to be incurred directly by the Fund outside of the scope of this Agreement.

                  All expensed of the Fund, except those paid directly by the Fund's custodian in connection with the acquisition or disposition of securities are advanced by the Company subject to either daily or periodic reimbursement by the Fund in accordance with processes and procedures agreed to by the parties from time to time, as well as limitations such as "the allowable expense factor" as described herein. Costs included in the daily calculations of net asset value for the Fund are cleared on behalf of the Fund as of each valuation date to the extent that they represent adjustments to any amounts payable to the Company by way of expense reimbursement from time to time.

                  Some expenses are directly attributable to and chargeable to a particular Series of the Fund. These include, but are not necessarily limited to, brokerage commissions, dealer markups, and other expenses incurred in the acquisition or disposition of securities, pricing costs, interest, and certain taxes. Most other expenses will be allocated among accounts for each of the various Series on the basis of the respective size of the Series as determined on each valuation date. These include, but are not necessarily limited to, legal and accounting fees, the investment advisor's fees, expenses of shareholders' and directors' meetings, independent directors' fees, administrative expenses, insurance charges, cost of mailing and printing of shareholder reports and proxy statements, the cost of printing and mailing registration statements and updated prospectuses to current shareholders.

         3. The Allowable Expense Factor. The parties hereby agree that notwithstanding the actual amount of business expense incurred by the Money Market Series, Common Stock Series, Bond Series, and Balance Series, the Fund shall not be charge nor shall it be obligated to pay directly or reimburse the Company for any amount for business expenses incurred by it and coming within the scope of this Agreement which exceed, in the aggregate, an amount equal to .65% of the average daily value of net assets as monitored and adjusted on a month-to-month basis, or on a more or less frequent basis as may be agreed to by the parties. This limitation expressed herein as a .65% asset charge shall be known as the Allowable Expense Factor and shall not be modified unless agreed to in a written endorsement or amendment to this Agreement executed on behalf of both the Company and the Fund.

         4. Obligation to Absorb Incurred Expense in Excess of the Allowable Expense Factor. Independently of any contractual commitment which may be in effect on the part of the Fund's investment advisor to reduce its compensation from the Fund to the extent that the Fund's ordinary business expenses exceed a certain predetermined maximum level, if any, as may be provided in the Fund's Agreement with its Investment Advisor, the Company hereby covenants that it shall, and it hereby does, accept and assume the legal obligation to pay, on behalf of the Fund as though incurred on its own behalf, all such business expenses incurred by the fund which exceed the amount calculated from time to time by applying the Allowable Expense Factor as prescribed herein.

         5. Terms. Unless sooner terminated by agreement of the parties, this Agreement shall continue for one (1) year from the effective date of the Agreement, and automatically thereafter for periods of one (1) year so long as such continuity is specifically approved or ratified at least annually by the Board of Trustees for the Fund and at least two executive officers for the Company.

         6. Retroactive Effect. The Effective Date of this Agreement shall be December 31, 1986. Notwithstanding the Effective Date as herein provided, the parties acknowledge that the Company has been absorbing, without a written agreement and without claim for reimbursement, all business expenses of the Fund which have exceeded an amount equal to .65% of the average daily net asset value of the Fund since the Fund commenced to operate in 1985.

         IN WITNESS WHEREOF, the respective parties have caused this Agreement to be executed on their behalf by the undersigned on this 31st day of May, 1988, to become effective retroactively as aforesaid.



                                            CENTURY LIFE OF AMERICA

                                            By:  /s/ Daniel E. Meylink
                                                Daniel E. Meylink, Sr.
                                                Senior Vice President - Finance
                                                & Information Services
ATTEST:  /s/ Arthur J. Hessburg
           Arthur J. Hessburg
           Secretary


                                             ULTRA SERIES FUND

                                              By:  /s/ Michael S. Daubs
                                                  Michael S. Daubs, President
ATTEST:  /s/ Arthur J. Hessburg
           Arthur J. Hessburg
           Secretary

              AMENDMENT TO EXPENSE REIMBURSEMENT AGREEMENT BETWEEN
                           CENTURY LIFE OF AMERICA AND
                                ULTRA SERIES FUND

This Amendment is made, effective the first day of May 1994, by and between Century Life of America (the "Company"), and Iowa corporation, organized and doing business as a mutual life insurance company, and the Ultra Series Fund (the "Fund"), a Massachusetts business trust, registered and doing business under the Investment Company Act of 1940.

The parties acknowledge that:

         (a) The parties entered into an Expense Reimbursement Agreement ("Agreement") dated May 31, 1988.

         (b) At the time of the Agreement, the Company offered a variable life insurance contract. The Company now intends to offer a variable annuity contract also.

         (c) At the time of the Agreement, the Fund included the following series: Money Market Series, Common Stock Series, Bond Series and Balanced Series. Since that time, the name of the Common Stock Series has been changed to the Growth & Income Stock Series and a Capital Appreciation Stock Series has been added to the Fund.

NOW, THEREFORE, the parties agree as follows:

1. The parties agree that the Expense Reimbursement Agreement shall cover dollars flowing into the Fund from the separate accounts established for the variable universal life policy, the variable annuity contract, the annuity offered exclusively to qualified plans, and to any other separate account established by the Company which is eligible to, and does, invest in the Fund.

2. The Agreement covers all series of the Funds, those now existing and those which may be added later, except the Treasury 2000 Series.

This Amendment shall become a part of the 1988 Expense Reimbursement Agreement. Except as specifically amended herein, all provisions of that Agreement remain in full force and effect.

IN WITNESS WHEREOF, the parties have executed this Amendment on the date first above written.

                                CENTURY LIFE OF AMERICA

                                By:  /s/  Kevin T. Lentz
                                     Kevin T. Lentz, Chief Operation Officer


                                ULTRA SERIES FUND

                                By:  /s/ Michael S. Daubs
                                     Michael S. Daubs, President

                                   EXHIBIT 15
                                ULTRA SERIES FUND

                                Distribution Plan

                                   May 1, 1997


A. Ultra Series Fund (the "Fund") is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

B. The Fund intends to distribute its Class C shares of beneficial interest (the "Shares") in accordance with Rule 12b-1 under the 1940 Act and desires to adopt this distribution plan (the "Plan"). The Plan will pertain to Shares of each of the following series of the Fund: Capital Appreciation Stock; Growth and Income Stock; Balanced; Bond; Money Market; and Treasury 2000. The Plan shall also apply to the Shares of any other series of the Fund as shall be designated from time to time by the board of trustees of the Fund (the "Board") in any supplement to the Plan.

C. The Fund recognizes and agrees that (a) the principal underwriter may retain the services of firms or individuals to act as dealers or wholesalers (collectively, "dealers") of the Shares in connection with the offering of Shares, (b) the principal underwriter may compensate any dealer that sells Shares in the manner and at the rate or rates to be set forth in an agreement between the principal underwriter and such dealer, and (c) the principal underwriter may make such payments to the dealers or insurance companies for distribution services out of the fee paid to the principal underwriter hereunder, its profits or any other source available to it.

D. The Board, in considering whether the Fund should adopt and implement this Plan, has evaluated such information as it deemed necessary to an informed determination of whether this Plan should be adopted and implemented and has considered such pertinent factors as it deemed necessary to form the basis for a decision to use assets attributable to the Shares for such purposes, and has determined that there is a reasonable likelihood that the adoption and implementation of this Plan will benefit the holders of the Shares (including, for this purpose, the individual variable contract owners) and the Fund.

NOW, THEREFORE, the Fund has adopted the Plan in accordance with Rule 12b-1 under the 1940 Act on the following terms and conditions:

         1. The Fund may pay the principal underwriter a distribution fee to compensate the principal underwriter for any efforts undertaken or expenses incurred (as described in paragraph 2) for activities relating to the distribution of the Shares. The distribution fee will not exceed 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to the Shares. The value of the net assets of the Shares in each series of the Fund shall be determined in accordance with the Declaration of Trust of the Fund, as the same may be amended from time to time. The fee shall be calculated and accrued daily and paid quarterly.

         2. The principal underwriter may spend the amount of the distribution fee as it deems appropriate to finance any activity that is primarily intended to result in the sale of Shares or the provision of services to holders of the Shares, including, but not limited to, commissions or other payments to dealers, payments to insurance companies who engage in or support activities primarily intended to result in the sale of Shares, and salaries and other expenses relating to selling or servicing efforts. Without limiting the generality of the foregoing, the initial categories of such expenses, as they relate to the offering of the Shares, shall include:

         (a) salaries and expenses of sales force, home office management and marketing personnel;

         (b) expenses incurred by the principal underwriter for office space, office equipment and supplies;

         (c)      expenses  incurred  by  the  principal   underwriter  for  the
                  preparation, printing and distribution of sales literature used in connection with the offering of the Shares;

         (d)      expenses   incurred   by   the   principal   underwriter   for
                  advertising, promoting and selling the Shares;

         (e) the cost of printing or distributing the Fund's prospectus or statement of additional information (or supplements thereto) used in connection with the offering of the Shares;

         (f) the cost of printing and distributing additional copies, for use as sales literature for the Shares, of annual reports and other communications prepared by the Fund for distribution to existing shareholders;

         (g) the cost of holding seminars and sales meetings designed to promote the sale of the Shares;

         (h) the cost of training sales personnel regarding sale of the Shares;

         (i) the cost of providing services to variable contract owners relating to the Shares; and

         (j) the cost of any other activity that the Board determines is primarily intended to result in the sale of Shares.

         3. The Fund understands that agreements between the principal underwriter and selected broker-dealers or insurance companies may provide for payment of fees to such broker-dealers or insurance companies in connection with the sale of Shares and the provision of services to holders of Shares. This Plan shall not be construed as requiring the Fund to make any payment to any party or to have any obligations to any party in connection with services relating to the Shares. The principal underwriter shall agree and undertake that any agreement entered into between the principal underwriter and any other party relating to sales of the Shares shall provide that such other party shall look solely to the principal underwriter for compensation for its services thereunder and that in no event shall such party seek any payment from the Fund.

         4. Nothing contained in this Plan shall be deemed to require the Fund to take any action contrary to its Declaration of Trust or Bylaws or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Board of the responsibility for and control of the conduct of the affairs of the Fund.

         5. This Plan shall become effective upon approval by (a) a vote of the Board and a vote of a majority of the trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "qualified disinterested trustees"), such votes to be cast in person at a meeting called for the purpose of voting on this Plan, and (b) upon the effectiveness of an amendment to the Fund's registration statement under the Securities Act of 1933 reflecting this Plan. The effective date of the Plan is the latter between May 1, 1997 and the date on which the last of (a) and (b) occurs.

         6. This Plan will remain in effect beyond the first anniversary of its effective date only if its continuance is specifically approved at least annually by a vote of both a majority of the trustees of the Fund and a majority of the qualified disinterested trustees. In connection with the annual review and approval of this Plan, the principal underwriter shall furnish the Board with such information as the Board may reasonably request in order to enable the Board to make an informed determination of whether the Plan should be continued. This Plan shall expire on the last day of the Fund's fiscal year (December 31) in any year in which such approval is not obtained.

         7. The Fund and the principal underwriter shall provide the Board, and the Board shall review, at least quarterly, a written report of the amounts expended under this Plan and the purposes for which such expenditures were made. In the event that amounts of expenses are not specifically attributable to the distribution of Shares of any particular series, the principal underwriter may allocate such expenses to the Shares of each series deemed to be reasonably likely to benefit therefrom based upon the ratio of the average daily net assets of Shares in each series during the previous period to the aggregate average daily net assets of Shares in all series for such period. Any such allocation may be subject to such adjustments as the principal underwriter, with approval from the Board, shall deem appropriate to render the allocation fair and equitable under the circumstances.

         8. This Plan may be amended at any time by the Board, provided that it may not be amended to increase materially the amount that may be spent for distribution of the Shares without the approval of holders of a majority of the outstanding Shares (for this purpose, the holders of the Shares include the individual variable contract owners) and may not be materially amended in any case without a vote of a majority of both the trustees and the qualified disinterested trustees. This Plan may be terminated at any time by a vote of a majority of the qualified disinterested trustees or by a vote of the holders of a majority of the outstanding Shares (including, for this purpose, the vote of individual variable contract owners).

         9. In the event of termination or expiration of the Plan, the Fund may nevertheless, within three months of such termination or expiration pay any distribution fee accrued prior to such termination or expiration, provided that payments are specifically approved by the Board, including a majority of the qualified disinterested trustees.

         10. While this Plan is in effect, the selection and nomination of qualified disinterested trustees shall be committed to the discretion of the trustees who are not interested persons of the Fund. For the purposes of this Plan, the term "interested persons" is used as defined in the 1940 Act.

         11. Any agreement related to this Plan shall be in writing and shall provide in substance that: (a) such agreement, with respect to any series of the Fund, may be terminated at any time, without the payment of any penalty, by vote of a majority of the qualified disinterested trustees or by vote of a majority of the outstanding Shares of that series, on not more than 60 days written notice to any other party to the agreement; and (b) such agreement shall terminate automatically in the event of its assignment.

         12. The Fund shall preserve copies of this Plan, and each agreement related hereto and each report referred to in paragraph 7 hereof, for a period of not less than six (6) years from the end of the fiscal year in which such records or documents were made. For a period of two (2) years, each such record or document shall be kept in an easily accessible place.

         13. This Plan shall be construed in accordance with the laws of the State of Iowa and the applicable provisions of the 1940 Act.

         14. If any provision of this Plan shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

         15. Neither this Plan nor any other transaction between the parties hereto pursuant to this Plan shall be invalidated or in any way affected by the fact that any or all of the trustees, officers, shareholders, or other representatives of the Fund are or may be interested persons of the principal underwriter, or any successor or assignee thereof, or that any or all of the directors, officers, or other representatives of the principal underwriter are or may be interested persons of the Fund, except as otherwise may be provided in the 1940 Act.


         IN WITNESS WHEREOF, Ultra Series Fund has adopted this Distribution Plan as of the effective date indicated in paragraph 5 above.


                                   ULTRA SERIES FUND

                                   By:      /s/ Michael S. Daubs

                                   Title:        President

                                   EXHIBIT 16
                             Schedule of Computation

  USF--MONEY MARKET FUND
  12/31/96 02/12/97
  AB

           USF SEVEN-DAY AVERAGE YIELD:
                  DAILY
                DIVIDEND
               FACTOR, PER
 DATE              DISPLAY RATE TABLE
 Dec 31, 1996          0.000129029                0.000129029
 Dec 30, 1996          0.000129452                0.000129452
 Dec 29, 1996          0.000128625                0.000128625
 Dec 28, 1996          0.000132974                0.000132974
 Dec 27, 1996          0.000125723                0.000125723
 Dec 26, 1996          0.000125723                0.000125723
 Dec 25, 1996          0.000125723                0.000125723
                                                  -----------
          SUM                                     0.000897249 BASE PERIOD RETURN
          DIV BY # DAYS                                         7
                                                  ---------------

          AVERAGE                                     0.000128178
          TIMES # DAYS IN YR                                  365
                                                  ---------------
          SEVEN DAY YIELD                                   4.68%
                                                  ===============

          USF SEVEN-DAY EFFECTIVE YIELD:
          BASE PERIOD
          RETURN  (ABOVE)                             0.000897249
          PLUS 1                                                1
                                                      1.000897249

          COMPOUNDED:
           TO 365/7 POWER:                        1.0478748386746
           LESS 1                                              -1
          EFFECTIVE YIELD                                   4.79%

CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND

Net Asset Value, Beginning of Period                     (1)     $12.51

Income from Investment Operations
         Net Investment Income                           (2)       0.13

         Net Realized and Unrealized Gain (Loss)         (3)       2.55
              on Investments

Total from Investment Operations                         (4)       2.68

Distributions

         Distributions from Net Investment Income        (5)      (0.13)

         Distributions from Realized Capital Gains       (6)      (0.46)

    Total Distributions                                  (7)      (0.59)

Net Asset Value, End of Period                           (8)     $14.60

Total Return                                             (9)      21.44%


FORMULAS FOR CALCULATIONS IN THE TABLE ABOVE
(1)  12-31-95 Share Price
(2) Distributions from investment income/avg. outstanding shares + undistributed net investment income at EOY/# of shares issued outstanding at EOY
(3)  -(1)-(2)-(5)-(6)+(8)
(4)  (2)+(3)
(5)  -(distributions from investment income / average outstanding shares)
(6) -(1996 Dividends Paid Per Share-distributions from net investment income) (or item #5)
(7)  (5) + (6)
(8)  (1) + (4) + (7)
(9)  (ending investment value-beginning investment value)
      /beginning investment value

SOURCES FOR NUMBERS USED IN FORMULAS
share price                                == Unit Price Worksheet
distributions from investment income       == Dividend History
average outstanding shares                 == (#of shares BOY+# of shares EOY)/2
undistributed net investment income at EOY == Phoenix system M fund screen
# of shares issued and outstanding at EOY  == Unit Price Worksheet
dividends paid per share                   == Monthly Yield
ending and beginning investment value      == Monthly Yield

GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND

Net Asset Value, Beginning of Period                      (1)     $18.20

Income from Investment Operations

         Net Investment Income                            (2)       0.34

         Net Realized and Unrealized Gain (Loss)          (3)       3.93
              on Investments

Total from Investment Operations                          (4)       4.27

Distributions

         Distributions from Net Investment Income         (5)      (0.34)

         Distributions from Realized Capital Gains        (6)      (0.81)

    Total Distributions                                   (7)      (1.15)

Net Asset Value, End of Period                            (8)     $21.32

Total Return                                              (9)      22.02%


FORMULAS FOR CALCULATIONS IN THE TABLE ABOVE
(1)  12-31-95 Share Price
(2) Distributions from investment income/avg. outstanding shares + undistributed net investment income at EOY/# of shares issued outstanding at EOY
(3)  -(1)-(2)-(5)-(6)+(8)
(4)  (2)+(3)
(5)  -(distributions from investment income / average outstanding shares)
(6) -(1996 Dividends Paid Per Share - distributions from net investment income) (or item #5)
(7)  (5) + (6)
(8)  (1) + (4) + (7)
(9)  (ending investment value-beginning investment value)
       /beginning investment value

SOURCES FOR NUMBERS USED IN FORMULAS
share price                                ==Unit Price Worksheet
distributions from investment income       ==Dividend History
average outstanding shares                 ==(#of shares BOY+# of shares EOY)/2
undistributed net investment income at EOY ==Phoenix system M fund screen
# of shares issued and outstanding at EOY  ==Unit Price Worksheet
dividends paid per share                   ==Monthly Yield
ending and beginning investment value      ==Monthly Yield

BALANCED FUND OF ULTRA SERIES FUND

Net Asset Value, Beginning of Period                      (1)   $14.63

Income from Investment Operations

         Net Investment Income                            (2)     0.58

         Net Realized and Unrealized Gain (Loss)          (3)     0.98
              on Investments

Total from Investment Operations                          (4)     1.56

Distributions

         Distributions from Net Investment Income         (5)    (0.58)

         Distributions from Realized Capital Gains        (6)    (0.32)

    Total Distributions                                   (7)    (0.90)

Net Asset Value, End of Period                            (8)   $15.29

Total Return                                              (9)    10.79%

FORMULAS FOR CALCULATIONS IN THE TABLE ABOVE
(1) 12-31-95 Share Price
(2) Distributions from investment income/avg. outstanding shares + undistributed net investment income at EOY/# of shares issued outstanding at EOY
(3) -(1)-(2)-(5)-(6)+(8)
(4) (2)+(3)
(5) -(distributions from investment income / average outstanding shares)
(6) -(1996 Dividends Paid Per Share - distributions from net investment income) (or item #5)
(7) (5) + (6)
(8) (1) + (4) + (7)
(9) (ending investment value-beginning investment value)/ beginning investment value

SOURCES FOR NUMBERS USED IN FORMULAS
share price                                == Unit Price Worksheet
distributions from investment income       == Dividend History
average outstanding shares                 == (#of shares BOY+# of shares EOY)/2
undistributed net investment income at EOY == Phoenix system M fund screen
# of shares issued and outstanding at EOY  == Unit Price Worksheet
dividends paid per share                   == Monthly Yield
ending and beginning investment value      == Monthly Yield

BOND FUND OF ULTRA SERIES FUND

Net Asset Value, Beginning of Period                        (1)   $10.63

Income from Investment Operations

         Net Investment Income                              (2)     0.65

         Net Realized and Unrealized Gain (Loss)            (3)    (0.28)
              on Investments

Total from Investment Operations                            (4)     0.37

Distributions

         Distributions from Net Investment Income           (5)    (0.64)

         Distributions from Realized Capital Gains          (6)    (0.03)

    Total Distributions                                     (7)    (0.67)

Net Asset Value, End of Period                              (8)   $10.33

Total Return                                                (9)     2.86%

FORMULAS FOR CALCULATIONS IN THE TABLE ABOVE
(1)  12-31-95 Share Price
(2) Distributions from investment income/avg. outstanding shares + undistributed net investment income at EOY/# of shares issued outstanding at EOY
(3)  -(1)-(2)-(5)-(6)+(8)
(4)  (2)+(3)
(5)  -(distributions from investment income / average outstanding shares)
(6) -(1996 Dividends Paid Per Share - distributions from net investment income) (or item #5)
(7)  (5) + (6)
(8)  (1) + (4) + (7)
(9)  (ending investment value-beginning investment value)
         /beginning investment value

SOURCES FOR NUMBERS USED IN FORMULAS
share price                                == Unit Price Worksheet
distributions from investment income       == Dividend History
average outstanding shares                 == (#of shares BOY+# of shares EOY)/2
undistributed net investment income at EOY == Phoenix system M fund screen
# of shares issued and outstanding at EOY  == Unit Price Worksheet
dividends paid per share                   == Monthly Yield
ending and beginning investment value      == Monthly Yield

TREASURY 2000 FUND OF ULTRA SERIES FUND

Net Asset Value, Beginning of Period                       (1)    $8.47

Income from Investment Operations

         Net Investment Income                             (2)     0.58

         Net Realized and Unrealized Gain (Loss)           (3)    (0.41)
              on Investments

Total from Investment Operations                           (4)     0.17

Distributions

         Distributions from Net Investment Income          (5)     0.00

         Distributions from Realized Capital Gains         (6)     0.00

    Total Distributions                                    (7)     0.00

Net Asset Value, End of Period                             (8)    $8.64

Total Return                                               (9)     2.10%

FORMULAS FOR CALCULATIONS IN THE TABLE ABOVE
(1) 12-31-95 Share Price
(2) Distributions from investment income/avg. outstanding shares + undistributed net investment income at EOY/# of shares issued outstanding at EOY
(3) -(1)-(2)-(5)-(6)+(8)
(4) (2)+(3)
(5) -(distributions from investment income / average outstanding shares)
(6) -(1996 Dividends Paid Per Share - distributions from net investment income) (or item #5)
(7) (5) + (6)
(8) (1) + (4) + (7)
(9) (ending investment value-beginning investment value)
         /beginning investment value

SOURCES FOR NUMBERS USED IN FORMULAS
share price                                == Unit Price Worksheet
distributions from investment income       == Dividend History
average outstanding shares                 == (#of shares BOY+# of shares EOY)/2
undistributed net investment income at EOY == Phoenix system M fund screen
# of shares issued and outstanding at EOY  == Unit Price Worksheet
dividends paid per share                   == Monthly Yield
ending and beginning investment value      == Monthly Yield

                                   EXHIBIT 18



                                ULTRA SERIES FUND

                       Plan for Multiple Classes of Shares


A. Ultra Series Fund (the "Fund") is a diversified, open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Act"). The Fund is organized as a business trust pursuant to the laws of the Commonwealth of Massachusetts.

B. Effective May 1, 1997, the Fund's Declaration of Trust authorizes the Fund to issue several classes of shares of beneficial interest, each of which represents interests in the same series of investment securities. Effective May 1, 1997, the Board of Trustees of the Fund has determined to designate all existing shares of the Fund as Class Z shares; and to create and issue a new class of shares designated as Class C shares. As described in more detail below: Class C shares will be offered to separate accounts of insurance companies other than Century Life of America or CUNA Mutual Insurance Society ("CUNA Mutual") or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, Century Life of America or CUNA Mutual; and Class Z shares will be offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, Century Life of America and CUNA Mutual or their affiliates.

C. This Plan for Multiple Classes of Shares (the "Plan") is a plan as contemplated by Rule 18f-3(d) under the Act.

D. At a meeting held on October 29, 1996, the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Act), approved and adopted the Plan and determined that the Plan is or will be: (i) in the best interests of the holders of Class C shares; (ii) in the best interests of holders of Class Z shares; and
(iii) in the best interests of the Fund as a whole.

E. The Plan will remain in effect until such time as the Board of Trustees terminates the Plan or makes a material change to the Plan. Any material change to the Plan must be approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, as being in the best interests of each class of shares and the fund as a whole.

                                    SECTION I
                Class Distribution Fees and Shareholder Services

         1.1 Class C Shares. Class C shares are sold through CUNA Brokerage Services, Inc. ("CBS"), or other registered broker-dealers authorized by CBS, at their net asset value without the imposition of a sales or other charges at the time of purchase. Class C shares also may be subject to an asset-based distribution fee (as provided for by a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Act) equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis. Such distribution fee will be calculated and accrued daily and paid quarterly. The aggregate amount of the asset-based distribution fee must, however, remain consistent with the requirements of Section 26(d) of the National Association of Securities Dealers, Inc.'s (the "NASD") Rules of Fair Practice, and any other rules or regulations promulgated by the NASD or the SEC applicable to mutual fund distribution and service fees.

         1.2 Class Z Shares. Class Z shares are sold and redeemed through CBS at a price equal to the shares net asset value with no sales or other distribution charges.

                                   SECTION II
                             Allocation of Expenses

         2.1 Class Distinctions. Class C shares and Class Z shares each represent interests in the same series of the Fund. Both classes of shares are identical in all respects except that: (1) Class C shares may be subject to a distinct distribution fee (as described above); (2) each class will bear different class expenses (as defined below); (3) each class will have exclusive voting rights with respect to matters that exclusively affect that class (such as approval of any distribution plan for Class C shares); and (4) each class will bear a different name or designation.

         2.2 Class Expenses. The Fund's Board of Trustees, acting in its sole discretion, has determined that those expenses attributable to the shares of a particular class ("Class Expenses") will be borne solely by the class to which they are attributable. Class Expenses include the following as they each relate to a particular class of shares: (1) asset-based distribution fees; and (2) extraordinary expenses such as litigation expenses.

                                   SECTION III
                     Allocation of Fund Income and Expenses

         3.1 Allocation of Income and Expenses. All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding share of each class based on the value of the net assets of the Fund attributable to that class as represented by the daily net asset value of shares of that class. On a daily basis, the total interest, dividends or other income accrued and common expenses incurred are multiplied by the ratio of the Fund's net assets attributable to each class to determine the income and expenses attributable to that class for the day. Expenses properly attributable to each class are recorded separately and charges to that class. Net income for each class is then determined for the day and segregated on the Fund's general ledger. Because of the distribution fee and other Class Expenses borne by Class C shares, the net income attributable to and the dividends payable on Class C shares are anticipated to be lower (although it may be higher) than that of the Class Z shares. Dividends, however, are declared and paid on both classes of shares on the same days and at the same times.

                                   SECTION IV
                                   Redemptions

         4.1 Redemptions. Redemption requests placed by holders of shares of both Class C and Class Z shares are satisfied first by redeeming the holder's Class Z shares, unless the holder has made a specific election to redeem Class C shares.

                                    SECTION V
                                   Amendments

         5.1 Amendments. This Plan may not be amended to change any material provision unless such amendment is approved by the vote of the majority of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, based on their finding that the amendment is in the best interests of each class individually and the Fund as a whole.

                                    SECTION 6
                                  Recordkeeping

         6.1 Recordkeeping. The Fund shall preserve copies of this Plan and any related agreements for a period of not less than six years from the date of this Plan or agreement, the first two years in an easily accessible place.


         IN WITNESS WHEREOF, the Fund has executed this Plan for Multiple Classes of Shares on the day and year set forth below.

Dated:   November 20, 1996

Attest:                              Ultra Series Fund


     /s/ Jeanne M. Mraz              By:      /s/  Michael S. Daubs
                                                   Michael S. Daubs
                                                      President

                                   EXHIBIT 19

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the Ultra Series Fund (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 16th day of January , 1997.


                                             /s/  Gwendolyn M. Boeke

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the Ultra Series Fund (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 16th day of January , 1997.


                               /s/ Thomas C. Watt

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the Ultra Series Fund (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 16th day of January , 1997.


                                /s/ Keith S. Noah

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the Ultra Series Fund (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 16th day of January , 1997.


                                          /s/ Alfred L. Disrud

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the Ultra Series Fund (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 16th day of January , 1997.


                               /s/ Kevin T. Lentz